UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust
CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State
Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2009

Date of reporting period: 03/31/2009

Item 1 – Report to Stockholders

Annual Report

March 31, 2009

CMA Multi-State

Municipal Series Trust

CMA Arizona Municipal Money Fund

CMA California Municipal Money Fund

CMA Connecticut Municipal Money Fund

CMA Florida Municipal Money Fund

CMA Massachusetts Municipal Money Fund

CMA Michigan Municipal Money Fund

CMA New Jersey Municipal Money Fund

CMA New York Municipal Money Fund

CMA North Carolina Municipal Money Fund

CMA Ohio Municipal Money Fund

CMA Pennsylvania Municipal Money Fund

2 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

A Letter to Shareholders

The past 12 months have been a period investors would like to forget, but instead will vividly remember, as the global financial crisis erupted into the worst recession in decades. Daily headlines recounted the downfalls of storied financial firms, volatile swings in the world’s financial markets and monumental government actions, including the recent passage of the nearly $800 billion American Recovery and Reinvestment Act of 2009.

The economic data generally deteriorated throughout the reporting period. US gross domestic product (“GDP”) contracted at an annual rate of 6.3% in the fourth quarter of 2008, and economic activity appears on pace to be negative in the first quarter of 2009 as well. The Federal Reserve Board (the

“Fed”) took forceful action to revive the global economy and ailing financial system. In addition to slashing the federal funds target rate from 3.0% to a record low range of 0% to 0.25%, the central bank provided enormous cash infusions and radically expanded its balance sheet through a range of lending and acquisition programs.

Against this backdrop, US equities contended with high levels of volatility and posted steep losses, notwithstanding a powerful rally in the final month of the reporting period. International markets also experienced sharp downturns, with some regions declining as much or more than the United States. Risk aversion remained the dominant theme in fixed income markets, as investors sought out the haven of Treasury issues at the expense of virtually all other asset classes. High yield issues, in particular, faced unprecedented challenges and posted severe underperformance; that said, the sector pared its losses in the first quarter of 2009, as both liquidity and investor sentiment toward lower-quality debt improved. At the same time, the start of the new year brought somewhat of a return to normalcy for the tax-exempt market, which registered one of its worst years on record in 2008.

In all, investors continued to gravitate toward relative safety, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of March 31, 2009	6-month	12-month
US equities (S&P 500 Index)	(30.54)%	(38.09)%
Small cap US equities (Russell 2000 Index)	(37.17)	(37.50)
International equities (MSCI Europe, Australasia, Far East Index)	(31.11)	(46.50)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	11.88	10.46
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	4.70	3.13
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	5.00	2.27
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	(12.65)	(18.56)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We thank you for entrust-

ing BlackRock with your investments and look forward to continuing to serve you in the months and years ahead.

President, BlackRock Advisors, LLC

Seeking additional investment insights?

Visit BlackRock’s award-winning Shareholder® magazine, now available exclusively online at www.blackrock.com/shareholdermagazine. In this issue:
•Discover why portfolio diversification still matters — even as nearly every financial asset class lost value over the past year.
•Learn how adding commodities to a more traditional mix of assets can help you to balance risks and access new potential rewards.
•Assuage your fears about higher taxes and discover how municipal bonds may offer some relief.
•Find out if there’s still value to be found in dividend-paying stocks.

THIS PAGE NOT PART OF YOUR FUND REPORT

Portfolio Information as of March 31, 2009

CMA Arizona Municipal Money Fund
Percent of
Portfolio Composition	Net Assets
Variable Rate Demand Obligations	89%
Fixed Rate Notes	7
Tax-Exempt Commercial Paper	4
Total	100%

CMA Connecticut Municipal Money Fund
Percent of
Portfolio Composition	Net Assets
Variable Rate Demand Obligations	81%
Fixed Rate Notes	14
Tax-Exempt Commercial Paper	4
Put Bonds	1
Total	100%

CMA Massachusetts Municipal Money Fund
Percent of
Portfolio Composition	Net Assets
Variable Rate Demand Obligations	81%
Fixed Rate Notes	17
Tax-Exempt Commercial Paper	1
Put Bonds	1
Total	100%

CMA New Jersey Municipal Money Fund
Percent of
Portfolio Composition	Net Assets
Variable Rate Demand Obligations	69%
Fixed Rate Notes	25
Put Bonds	4
Tax-Exempt Commercial Paper	2
Total	100%

CMA North Carolina Municipal Money Fund
Percent of
Portfolio Composition	Net Assets
Variable Rate Demand Obligations	78%
Fixed Rate Notes	18
Other Assets Less Liabilities	3
Tax-Exempt Commercial Paper	1
Total	100%

CMA Pennsylvania Municipal Money Fund
Percent of
Portfolio Composition	Net Assets
Variable Rate Demand Obligations	89%
Fixed Rate Notes	6
Tax-Exempt Commercial Paper	3
Put Bonds	1
Other Assets Less Liabilities	1
Total	100%

CMA California Municipal Money Fund
Percent of
Portfolio Composition	Net Assets
Variable Rate Demand Obligations	79%
Fixed Rate Notes	14
Tax-Exempt Commercial Paper	5
Put Bonds	2
Total	100%

CMA Florida Municipal Money Fund
Percent of
Portfolio Composition	Net Assets
Variable Rate Demand Obligations	87%
Fixed Rate Notes	10
Put Bonds	3
Total	100%

CMA Michigan Municipal Money Fund
Percent of
Portfolio Composition	Net Assets
Variable Rate Demand Obligations	89%
Fixed Rate Notes	6
Other Assets Less Liabilities	5
Total	100%

CMA New York Municipal Money Fund
Percent of
Portfolio Composition	Net Assets
Variable Rate Demand Obligations	79%
Fixed Rate Notes	17
Put Bonds	2
Other Assets Less Liabilities	2
Total	100%

CMA Ohio Municipal Money Fund
Percent of
Portfolio Composition	Net Assets
Variable Rate Demand Obligations	73%
Fixed Rate Notes	23
Tax-Exempt Commercial Paper	1
Put Bonds	4
Liabilities in Excess of Other Assets	(1)
Total	100%

4 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Portfolio Information (concluded) as of March 31, 2009

Seven-Day Yields
CMA Arizona Municipal Money Fund	0.04%
CMA California Municipal Money Fund	0.12%
CMA Connecticut Municipal Money Fund	0.10%
CMA Florida Municipal Money Fund	0.04%
CMA Massachusetts Municipal Money Fund	0.24%
CMA Michigan Municipal Money Fund	0.14%
CMA New Jersey Municipal Money Fund	0.30%
CMA New York Municipal Money Fund	0.22%
CMA North Carolina Municipal Money Fund	0.14%
CMA Ohio Municipal Money Fund	0.32%
CMA Pennsylvania Municipal Money Fund	0.07%

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses	The second table provides information about hypothetical account values
related to transactions, including sales charges, redemption fees and	and hypothetical expenses based on each Fund’s actual expense ratio and
exchange fees; and (b) operating expenses including advisory fees, distri-	an assumed rate of return of 5% per year before expenses. In order to assist
bution fees including 12b-1 fees, and other Fund expenses. The expense	shareholders in comparing the ongoing expenses of investing in these Funds
example below (which is based on a hypothetical investment of $1,000	and other funds, compare the 5% hypothetical example with the 5% hypo-
invested on October 1, 2008 and held through March 31, 2009) is intended	thetical examples that appear in other funds’ shareholder reports.
to assist shareholders both in calculating expenses based on an investment
	The expenses shown in the table are intended to highlight shareholders’
in each Fund and in comparing these expenses with similar costs of invest-
	ongoing costs only and do not reflect any transactional expenses, such as ing in other mutual funds.
	sales charges, redemption fees or exchange fees. Therefore, the hypothetical
The first table provides information about actual account values and actual	examples are useful in comparing ongoing expenses only, and will not
expenses. In order to estimate the expenses a shareholder paid during the	help shareholders determine the relative total expenses of owning different
period covered by this report, shareholders can divide their account value by	funds. If these transactional expenses were included, shareholder expenses
$1,000 and then multiply the result by the number for their Fund in the first	would have been higher.
table under the heading entitled “Expenses Paid During the Period.”

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the	Annualized
	October 1, 2008	March 31, 2009	Period[1]	Expense Ratio
Actual
CMA Arizona	$1,000	$1,003.20	$3.70	0.74%
CMA California	$1,000	$1,003.30	$3.05	0.61%
CMA Connecticut	$1,000	$1,003.40	$3.50	0.70%
CMA Florida	$1,000	$1,003.40	$3.45	0.69%
CMA Massachusetts	$1,000	$1,003.30	$3.75	0.75%
CMA Michigan	$1,000	$1,003.40	$3.70	0.74%
CMA New Jersey	$1,000	$1,004.90	$3.20	0.64%
CMA New York	$1,000	$1,003.80	$3.00	0.60%
CMA North Carolina	$1,000	$1,003.70	$3.80	0.76%
CMA Ohio	$1,000	$1,005.20	$3.65	0.73%
CMA Pennsylvania	$1,000	$1,003.60	$3.55	0.71%
Hypothetical (5% annual return before expenses)[2]
CMA Arizona	$1,000	$1,021.21	$3.73	0.74%
CMA California	$1,000	$1,021.86	$3.07	0.61%
CMA Connecticut	$1,000	$1,021.41	$3.53	0.70%
CMA Florida	$1,000	$1,021.46	$3.48	0.69%
CMA Massachusetts	$1,000	$1,021.16	$3.78	0.75%
CMA Michigan	$1,000	$1,021.21	$3.73	0.74%
CMA New Jersey	$1,000	$1,021.71	$3.23	0.64%
CMA New York	$1,000	$1,021.91	$3.02	0.60%
CMA North Carolina	$1,000	$1,021.11	$3.83	0.76%
CMA Ohio	$1,000	$1,021.26	$3.68	0.73%
CMA Pennsylvania	$1,000	$1,021.36	$3.58	0.71%

1 Expenses for each Fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

6 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments March 31, 2009					CMA Arizona Municipal Money Fund
					(Percentages shown are based on Net Assets)
		Par				Par
Municipal Bonds		(000)	Value	Municipal Bonds		(000)	Value

Arizona — 93.8%				Arizona (continued)

AK-Chin Indian Community, Arizona, Revenue Bonds,				Phoenix, Arizona, BB&T Municipal Trust, GO, FLOATS, VRDN,
VRDN, 0.55%, 4/07/09 (a)		$ 4,000 $	4,000,000	Series 2012, 0.44%, 4/07/09 (a)(b)		$3,150 $	3,150,000
Apache County, Arizona, IDA, IDR (Tucson Electric				Phoenix, Arizona, Civic Improvement Corporation, TECP,
Power Co.), VRDN, Series 83-A, 0.43%, 4/07/09 (a)		7,000	7,000,000	0.95%, 6/09/09		6,000	6,000,000
Arizona Board of Regents, Revenue Refunding Bonds				Phoenix, Arizona, IDA, M/F Housing Revenue
(Arizona State University Project), VRDN (a):				Bonds (CenterTree Project), VRDN, AMT, Series A,
Series A, 0.32%, 4/07/09		6,500	6,500,000	0.63%, 4/07/09 (a)		7,110	7,110,000
Series B, 0.42%, 4/07/09		7,340	7,340,000	Phoenix, Arizona, IDA, M/F Housing Revenue Refunding
Arizona Health Facilities Authority, Health Facility Revenue				Bonds (Westward Housing Apartments Project), VRDN,
Bonds (Catholic Healthcare West Project), VRDN,				AMT, Series A, 0.62%, 4/07/09 (a)		3,265	3,265,000
Series B, 0.43%, 4/07/09 (a)		4,880	4,880,000	Phoenix, Arizona, IDA, Revenue Bonds (Swift Aviation
Arizona Health Facilities Authority Revenue Bonds,				Services Inc. Project), VRDN, AMT, 0.60%, 4/01/09 (a)		1,200	1,200,000
VRDN (a):				Pima County, Arizona, IDA, IDR, Refunding (Brush
BB&T Municipal Trust, FLOATS, Series 2003,				Wellman Inc. Project), VRDN, 1.04%, 4/07/09 (a)		300	300,000
0.49%, 4/07/09 (b)		3,495	3,495,000	Pima County, Arizona, IDA, IDR (Tucson Electric
(Banner Health System), Series C, 0.43%, 4/07/09		1,645	1,645,000	Power Company — Irvington Project), VRDN,
Arizona Sports and Tourism Authority, Senior Revenue				0.60%, 4/07/09 (a)		4,000	4,000,000
Refunding Bonds (Multipurpose Stadium Facility				Pima County, Arizona, IDA, M/F Housing Revenue Bonds
Project), VRDN, 1.50%, 4/07/09 (a)		7,000	7,000,000	(Eastside Place Apartments), VRDN, AMT, Series B,
Casa Grande, Arizona, IDA, IDR (Price Companies Inc.				0.70%, 4/07/09 (a)(d)		2,700	2,700,000
Project), VRDN, AMT, Series A, 0.80%, 4/07/09 (a)		770	770,000	Pima County, Arizona, IDA, Revenue Refunding Bonds
Chandler, Arizona, GO, FLOATS, VRDN, Series 49TP,				(Broadway Proper Retirement Community), VRDN,
0.49%, 4/07/09 (a)(b)		4,500	4,500,000	Series A, 0.50%, 4/07/09 (a)(e)		4,160	4,160,000
Chandler, Arizona, IDA, IDR, Deutsche Bank SPEARS/				Pinal County, Arizona, Electrical District Number 3, Electric
LIFERS Trust, VRDN, AMT, Series DBE-150,				System Revenue Bonds, Bank of America Macon Trust,
0.55%, 4/07/09 (a)(b)		2,000	2,000,000	VRDN, Series U-1, 0.64%, 4/07/09 (a)(b)		3,500	3,500,000
Chandler, Arizona, IDA, IDR (Red Rock Stamping Company				Salt River Pima-Maricopa Indian Community, Arizona,
Project), VRDN, AMT, 1.35%, 4/07/09 (a)		1,075	1,075,000	Revenue Bonds, VRDN, 0.55%, 4/07/09 (a)		13,385	13,385,000
Coconino County, Arizona, Pollution Control Corporation				Salt River Project, Arizona, Agriculture Improvement and
Revenue Bonds (Arizona Public Service Co. Project),				Power District, Electric System Revenue Bonds, Eagle
VRDN, AMT, 0.70%, 4/01/09 (a)		895	895,000	Tax-Exempt Trust, VRDN, Series 2006-0141, Class A,
Maricopa County, Arizona, IDA, M/F Housing Revenue				0.61%, 4/07/09 (a)(b)		2,500	2,500,000
Refunding Bonds, VRDN, AMT (a)(d):				Scottsdale, Arizona, IDA, Hospital Revenue Refunding
(Las Gardenias Apartments LP Project), Series A,				Bonds (Scottsdale Healthcare), VRDN, Series C,
0.70%, 4/07/09		2,540	2,540,000	1.25%, 4/07/09 (a)(c)		3,150	3,150,000
(San Martin Apartments Project), Series A-1,				Scottsdale, Arizona, IDA, Limited Obligation Revenue
0.70%, 4/07/09		2,000	2,000,000	Bonds (Notre Dame School), VRDN, Series A,
(Villas Solanas Apartments), Series A,				0.50%, 4/07/09 (a)		2,224	2,224,000
0.70%, 4/07/09		9,000	9,000,000	Scottsdale, Arizona, Municipal Property Corporation,
Maricopa County, Arizona, School District Number 66,				Excise Tax Revenue Bonds, 5%, 7/01/09		2,980	3,004,923
GO (Roosevelt Elementary Project of 2007), Series A,				Tempe, Arizona, IDA, Revenue Bonds (ASUF Brickyard, LLC
3%, 4/07/09 (c)		2,125	2,130,807	Project), VRDN, Series A, 0.55%, 4/07/09 (a)		2,270	2,270,000
Maricopa County, Arizona, Unified School District				Tempe, Arizona, Transit Excise Tax Revenue Bonds, VRDN,
Number 80 (Chandler), GO, 3%, 7/01/09		3,050	3,059,484	0.48%, 4/07/09 (a)		6,405	6,405,000

Portfolio Abbreviations Applicable to All Funds

To simplify the portfolio holdings in the Schedule of		GAN	Grant Anticipation Notes	PUTTERS	Puttable Tax-Exempt Receipts
Investments, the names and descriptions of many of		GO	General Obligation Bonds	RAN	Revenue Anticipation Notes
the securities have been abbreviated according to the		HDA	Housing Development Authority	ROCS	Reset Option Certificates
following list:		HFA	Housing Finance Agency	SAN	State Aid Notes
ACESSM	Adjustable Convertible Extendible Securities	IDA	Industrial Development Authority	S/F	Single-Family
AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds	SPEARS	Short Puttable Exempt Adjustable Receipts
ARS	Auction Rate Securities	LIFERS	Long Inverse Floating Exempt Receipts	TAN	Tax Anticipation Notes
BAN	Bond Anticipation Notes	MERLOTS	Municipal Exempt Receipts Liquidity	TECP	Tax-Exempt Commercial Paper
COP	Certificates of Participation		Optional Tenders	TRAN	Tax Revenue Anticipation Notes
EDA	Economic Development Authority	M/F	Multi-Family	UPDATES	Unit Price Demand Adjustable Tax-Exempt
EDR	Economic Development Revenue Bonds	MSTR	Municipal Securities Trust Receipts		Securities
FLOATS	Floating Rate Securities	PCR	Pollution Control Revenue Bonds	VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments (concluded) CMA Arizona Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Arizona (concluded)

Tucson, Arizona, IDA, IDR (Fluoresco Old Nogales Project),
VRDN, AMT, 1.65%, 4/07/09 (a)	$2,020 $	2,020,000
Tucson, Arizona, IDA, Revenue Bonds (United Way Capital
Corporation Project), VRDN, 1%, 4/07/09 (a)	3,030	3,030,000
Verrado Western Overlay Community Facilities District,
Arizona, GO, VRDN, 0.50%, 4/07/09 (a)	4,500	4,500,000
Yavapai County, Arizona, IDA, Hospital Facility Revenue
Bonds (Yavapai Regional Medical Center), VRDN,
Series B, 3.25%, 4/07/09 (a)(c)	1,170	1,170,000
Yavapai County, Arizona, IDA, Hospital Facility Revenue
Refunding Bonds (Yavapai Regional Medical Center),
VRDN, Series A, 0.47%, 4/07/09 (a)	4,600	4,600,000
		153,474,214

Puerto Rico — 6.1%

Puerto Rico Commonwealth, Public Improvement, GO,
Refunding, VRDN, Series A-8, 0.27%, 4/07/09 (a)	3,000	3,000,000
Puerto Rico Commonwealth, TRAN, Refunding, Series A3,
3%, 7/30/09	4,000	4,017,784
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Municipal Securities Trust Certificates, VRDN, Series 36
Class A, 0.51%, 4/07/09 (a)(b)	1,500	1,500,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Refunding Bonds, FLOATS, VRDN, Series 2936,
0.69%, 4/07/09 (a)(b)(f)	1,500	1,500,000
		10,017,784
Total Investments (Cost — $163,491,998*) — 99.9%		163,491,998
Other Assets Less Liabilities — 0.1%		179,811
Net Assets — 100.0%		$163,671,809

* Cost for federal income tax purposes.
(a) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) FSA Insured.
(d) FNMA Collateralized.
(e) GNMA Collateralized.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.

•Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of invest-
ments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2009 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	—
Level 2	$163,491,998
Level 3	—
Total	$163,491,998

See Notes to Financial Statements.

8 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments March 31, 2009			CMA California Municipal Money Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

California — 98.9%			California (continued)

ABAG Finance Authority For Non-Profit Corporations,			California Infrastructure and Economic Development
California, M/F Revenue Bonds, VRDN, AMT, Series A (a):			Bank Revenue Bonds (J. Paul Getty Trust), Series A2,
(Colma Bart Apartments), 0.55%, 4/07/09	$ 10,000	$ 10,000,000	0.50%, 4/01/10	$ 7,200	$ 7,200,000
(Southport Apartments), 0.55%, 4/07/09 (g)	19,995	19,995,000	California Infrastructure and Economic Development
ABAG Finance Authority For Non-Profit Corporations,			Bank, Revenue Refunding Bonds (J. Paul Getty Trust):
California, Senior Living Revenue Bonds (Elder			Series A1, 1.70%, 4/01/09	6,680	6,680,000
Care Alliance of San Rafael, Inc. Project), VRDN,			Series A4, 1.70%, 4/01/09	4,560	4,560,000
0.28%, 4/07/09 (a)	13,785	13,785,000	California Infrastructure and Economic Development
Alameda, California, Unified School District, GO,			Bank, Revenue Refunding Bonds, VRDN (a):
BB&T Municipal Trust, FLOATS, VRDN, Series 2049,			(Pacific Gas and Electric Company Project), AMT,
0.48%, 4/07/09 (a)(b)(c)	8,000	8,000,000	Series A, 0.26%, 4/07/09	12,400	12,400,000
Anaheim, California, Public Financing Authority,			(Pacific Gas and Electric Company Project), AMT,
Subordinate Lease Revenue (Public Improvement			Series B, 0.26%, 4/07/09	12,375	12,375,000
Project), Deutsche Bank SPEARS/LIFERS Trust, SPEARS,			(Pacific Gas and Electric Company Project), AMT,
VRDN, AMT, Series DB-665, 0.46%, 4/07/09 (a)(c)	10,405	10,405,000	Series D, 0.25%, 4/07/09	13,000	13,000,000
Azusa, California, Public Financing Authority Revenue			(Rand Corporation), Series B, 0.30%, 4/01/09	4,690	4,690,000
Bonds, Deutsche Bank SPEARS/LIFERS Trust, SPEARS,			California Infrastructure and Economic Development Bank,
VRDN, Series DB-561, 0.46%, 4/07/09 (a)(b)(c)	1,105	1,105,000	TECP, 0.50%, 6/04/09	5,000	5,000,000
Big Bear Lake, California, Industrial Revenue Bonds			California Municipal Finance Authority, Solid Waste
(Southwest Gas Corporation Project), VRDN, AMT,			Disposal Revenue Bonds (Waste Management, Inc.
Series A, 0.51%, 4/07/09 (a)	5,400	5,400,000	Project), VRDN, AMT, Series A, 0.45%, 4/07/09 (a)	5,000	5,000,000
Butte County, California, Board of Education, TRAN,			California Pollution Control Financing Authority, PCR,
3%, 8/28/09	5,300	5,329,143	Refunding (Pacific Gas and Electric), VRDN, Series C,
California Alternative Energy Source Financing Authority,			0.18%, 4/01/09 (a)	14,500	14,500,000
Cogeneration Revenue Refunding Bonds (GE Capital			California Pollution Control Financing Authority, Resource
Corporation — Arroyo), VRDN, AMT, Series B,			Recovery Revenue Bonds (Wadham Energy LP Project),
0.53%, 4/07/09 (a)	21,180	21,180,000	VRDN, AMT, Series C, 0.50%, 4/07/09 (a)	2,300	2,300,000
California Community College Financing Authority, GO,			California Pollution Control Financing Authority, Solid
TRAN, Series A, 3.50%, 6/30/09	48,760	48,969,058	Waste Disposal Revenue Bonds, VRDN, AMT (a):
California Educational Facilities Authority Revenue Bonds,			(Browning-Ferris Industries of California, Inc. Project),
VRDN (a):			Series A, 0.50%, 4/07/09	9,600	9,600,000
(Life Chiropractic College), 0.30%, 4/07/09	10,050	10,050,000	(Burrtec Waste Group Inc. Project), Series A,
PUTTERS, Series 2495, 0.42%, 4/07/09 (c)	1,595	1,595,000	0.71%, 4/07/09	8,500	8,500,000
(Pomona College), Series B, 0.28%, 4/07/09	6,000	6,000,000	(EDCO Disposal Corporation Project), Series A,
California Educational Facilities Authority, Revenue			0.71%, 4/07/09	7,990	7,990,000
Refunding Bonds (Loyola Marymount University), VRDN,			(Sierra Pacific Industries, Inc. Project),
0.60%, 4/07/09 (a)	8,100	8,100,000	0.45%, 4/07/09	8,675	8,675,000
California Educational Facilities Authority, TECP,			(South Tahoe Refuse Project), Series A,
0.53%, 11/02/09	12,200	12,200,000	0.78%, 4/07/09	5,535	5,535,000
California, GO, Refunding, Eclipse Funding Trust, Solar			California Pollution Control Financing Authority, TECP,
Eclipse Certificates, VRDN, Series 2005-0004,			1%, 6/01/09	13,750	13,750,000
0.44%, 4/07/09 (a)(c)(f)	8,515	8,515,000	California State Department of Water Resources,
California HFA, Home Mortgage Revenue Bonds, Bank of			Power Supply Revenue Bonds, VRDN, Series C-1,
America Austin Trust, VRDN, AMT (a)(c):			0.80%, 4/07/09 (a)	49,100	49,100,000
Series 2008-1100, 0.79%, 4/07/09	4,095	4,095,000	California State Department of Water Resources,
Series 2008-1101, 0.79%, 4/07/09	9,965	9,965,000	Power Supply Revenue Refunding Bonds, VRDN (a):
Series 2008-1116, 0.64%, 4/07/09	2,365	2,365,000	Sub-Series F-2, 0.25%, 4/01/09	15,000	15,000,000
California HFA, Home Mortgage Revenue Bonds, VRDN,			Sub-Series G-2, 0.25%, 4/07/09	9,060	9,060,000
AMT (a):			Sub-Series J-1, 0.25%, 4/01/09	16,475	16,475,000
Series B, 0.50%, 4/07/09	53,320	53,320,000	California State, Economic Recovery, GO, VRDN,
Series D, 5.25%, 4/07/09	11,200	11,200,000	Series C-11, 0.23%, 4/07/09 (a)	9,790	9,790,000
Series F, 0.45%, 4/07/09	13,520	13,520,000	California State Economic Recovery Revenue Bonds,
Series Q, 0.95%, 4/07/09	12,975	12,975,000	VRDN, Series C-1, 0.30%, 4/01/09 (a)	14,385	14,385,000
California HFA, M/F Housing Revenue Bonds, VRDN, AMT,			California State Enterprise Development Authority,
Series C, 0.45%, 4/07/09 (a)	25,650	25,650,000	IDR, Refunding (Evapco Project), VRDN, AMT,
California HFA, M/F Housing Revenue Refunding Bonds III,			0.62%, 4/07/09 (a)	6,000	6,000,000
VRDN, AMT, Series G, 0.70%, 4/07/09 (a)	13,690	13,690,000	California State, GO, FLOATS, VRDN, Series 2178,
California Health Facilities Financing Authority Revenue			0.44%, 4/07/09 (a)(c)	16,680	16,680,000
Bonds, VRDN (a):			California State, GO, MSTR, VRDN (a)(c):
JPMorgan Securities, Inc., PUTTERS, Series 3299,			Series SGA-39, 1.80%, 4/07/09 (f)	2,510	2,510,000
0.42%, 4/07/09 (c)(l)	11,700	11,700,000	Series SGA-7, 1.55%, 4/07/09 (b)	915	915,000
(Kaiser Permanente), Series C, 0.25%, 4/07/09	10,000	10,000,000	California State, GO, ROCS, VRDN, Series II-R-623,
(Scripps Health), Series F, 0.21%, 4/07/09	3,890	3,890,000	0.54%, 4/07/09 (a)(c)(d)	5,000	5,000,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments (continued)			CMA California Municipal Money Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

California (continued)			California (continued)

California State, GO, Refunding (i):			Contra Costa County, California, M/F Housing Revenue
5.75%, 12/01/09	$ 8,720	$ 8,987,212	Bonds, VRDN, AMT (a):
5.875%, 10/01/09 (j)	3,075	3,151,809	(Creekview Apartments), Series B,
California State, GO, Refunding, VRDN (a):			0.55%, 4/07/09 (h)	$ 17,700	$ 17,700,000
FLOATS, Series 2661, 0.44%, 4/07/09 (c)	14,504	14,504,000	(Pleasant Hill Bart Transit Station Project), Series A,
PUTTERS, AMT, Series 1933, 0.79%, 4/07/09 (c)	17,625	17,625,000	0.50%, 4/07/09	30,000	30,000,000
ROCS, Series II-R-622PB, 0.84%, 4/07/09 (c)(d)(e)	2,440	2,440,000	East Bay Municipal Utility District, California, Wastewater
ROCS, Series II-R-846, 0.78%, 4/07/09 (c)(d)(e)	15,070	15,070,000	System Revenue Bonds, ROCS, VRDN, Series
Series A-1, 0.30%, 4/01/09	34,115	34,115,000	2007-0072, 0.82%, 4/07/09 (a)(c)(d)	4,720	4,720,000
Series A-2, 0.40%, 4/01/09	15,450	15,450,000	East Bay Municipal Utility District, California, Water System
Series A-5, 0.15%, 4/01/09	17,425	17,425,000	Revenue Refunding Bonds, VRDN (a):
Series A-7, 0.35%, 4/07/09	6,400	6,400,000	Sub-Series A-1, 0.55%, 4/07/09	40,000	40,000,000
Series A-8, 0.32%, 4/07/09	8,000	8,000,000	Sub-Series A-2, 0.54%, 4/07/09	20,000	20,000,000
Series B-2, 0.40%, 4/01/09	13,300	13,300,000	Sub-Series A-2, 1%, 4/07/09	7,575	7,575,000
California Statewide Communities Development Authority,			Sub-Series A-3, 1%, 4/07/09	7,580	7,580,000
M/F Housing Revenue Bonds, VRDN, AMT (a):			Sub-Series B, 1%, 4/07/09 (b)	24,135	24,135,000
(Canyon Creek Apartments), Series C,			Eastern Municipal Water District, California, Water and
0.55%, 4/07/09 (g)	21,500	21,500,000	Sewer Revenue Refunding Bonds, COP, VRDN, Series C,
(Crossings Senior Apartments), Series I,			0.27%, 4/07/09 (a)	4,780	4,780,000
0.49%, 4/07/09	16,285	16,285,000	Elsinore Valley, California, Municipal Water District, COP,
(Greentree Senior Apartments Project), Series P,			Eclipse Funding Trust, Solar Eclipse Certificates, VRDN,
0.50%, 4/07/09 (g)	7,350	7,350,000	Series 2007-0069, 0.30%, 4/07/09 (a)(c)(f)	9,430	9,430,000
(Hallmark Housing Apartments), Series ZZ,			Elsinore Valley, California, Municipal Water District, COP,
0.55%, 4/07/09 (g)	6,420	6,420,000	Refunding, VRDN, Series B, 1.25%, 4/07/09 (a)	4,000	4,000,000
(Hermosa Vista Apartments), Series XX,			Fremont, California, Union High School District, Santa
0.55%, 4/07/09 (g)	6,700	6,700,000	Clara County, GO, TRAN, 2.75%, 7/23/09	9,200	9,233,654
(Kimberly Woods), Series B, 0.55%, 4/07/09 (g)	4,200	4,200,000	Golden Empire Schools Financing Authority, California,
(Knolls at Green Valley), Series FF, 0.55%, 4/07/09 (g)	13,205	13,205,000	Lease Revenue Refunding Bonds (Kern High School
(Las Flores Village Apartments), Series JJ,			District Projects), 3%, 5/01/09	21,000	21,009,607
0.43%, 4/07/09	13,500	13,500,000	Golden State Tobacco Securitization Corporation of
(Oakmont Chino Hills), Series P, 0.55%, 4/07/09 (g)	10,100	10,100,000	California, Revenue Refunding Bonds, Deutsche Bank
(Oakmont of Alameda LP), Series WW,			SPEARS/LIFERS Trust, SPEARS, VRDN, AMT, Series
0.55%, 4/07/09 (g)	12,680	12,680,000	DBE-625, 0.46%, 4/07/09 (a)(c)(d)	12,530	12,530,000
PUTTERS, Series 1358, 0.69%, 4/07/09 (c)	27,420	27,420,000	Golden State Tobacco Securitization Corporation of
(Second Street Senior Apartments), Series TT,			California, Tobacco Settlement Revenue Bonds, FLOATS,
0.55%, 4/07/09 (g)	2,255	2,255,000	VRDN, Series 2448, 0.69%, 4/07/09 (a)(c)	11,000	11,000,000
(Vineyard Creek LP), Series W, 0.55%, 4/07/09 (g)	23,500	23,500,000	Golden State Tobacco Securitization Corporation
California Statewide Communities Development Authority,			of California, Tobacco Settlement Revenue
M/F Housing Revenue Refunding Bonds, PUTTERS,			Refunding Bonds, FLOATS, VRDN, Series 2911,
VRDN, Series 2680, 0.64%, 4/07/09 (a)(c)	16,700	16,700,000	0.54%, 4/07/09 (a)(c)(d)	18,375	18,375,000
California Statewide Communities Development Authority			Irvine, California, Improvement Bond Act of 1915, Special
Revenue Bonds, VRDN, Series L, 0.25%,4/07/09 (a)	21,800	21,800,000	Assessment Bonds, VRDN (a):
California Statewide Communities Development Authority,			(Assessment District Number 05-21), Series A,
Revenue Refunding Bonds, VRDN (a):			0.30%, 4/01/09	11,135	11,135,000
FLOATS, Series 2635, 0.54%, 4/07/09 (c)(e)	6,605	6,605,000	(Assessment District Number 97-17), 0.30%, 4/01/09	2,000	2,000,000
(John Muir Health), Series B, 0.25%, 4/07/09	14,700	14,700,000	Irvine, California, Improvement Bond Act of 1915, Special
(John Muir Health), Series C, 0.15%, 4/01/09	14,600	14,600,000	Assessment Refunding Bonds (Assessment District
(Kaiser Permanente), Series D, 0.20%, 4/07/09	7,000	7,000,000	Number 89-10), UPDATES, VRDN, 0.30%, 4/01/09 (a)	5,350	5,350,000
(Presbyterian Homes), Series B, 0.28%, 4/07/09	3,500	3,500,000	Loma Linda, California, M/F Housing Revenue
(Rady Children’s Hospital), Series A, 1.20%, 4/07/09	6,200	6,200,000	Refunding Bonds (Loma Linda Springs), VRDN, AMT,
(Retirement Housing Foundation), 0.28%, 4/07/09	6,100	6,100,000	0.50%, 4/07/09 (a)(g)	19,430	19,430,000
(Saint Joseph Health System), Series C,			Los Angeles, California, Community Redevelopment
0.25%, 4/07/09	34,900	34,900,000	Agency, M/F Housing Revenue Bonds (Hollywood
(Westgate Pasadena Apartment), Series G,			and Vine Apartments Project), VRDN, AMT, Series A,
0.50%, 4/07/09	117,250	117,250,000	0.55%, 4/07/09 (a)(g)	99,400	99,400,000
California, Tax Allocation Refunding Bonds, Eclipse			Los Angeles, California, Department of Water and Power
Funding Trust, Solar Eclipse Certificates, VRDN,			Revenue Bonds, Eagle Tax-Exempt Trust, VRDN, Series
Series 2006-0044, 0.42%, 4/07/09 (a)(c)(d)	12,520	12,520,000	2006-0010 Class A, 0.84%, 4/07/09 (a)(b)(c)	13,000	13,000,000
Carlsbad, California, M/F Housing Revenue Bonds			Los Angeles, California, Department of Water and
(The Greens Apartments), VRDN, AMT, Series A,			Power, Waterworks Revenue Bonds, ROCS, VRDN,
0.65%, 4/07/09 (a)	14,015	14,015,000	Series II-R-11625, 0.78%, 4/07/09 (a)(c)(e)(j)(l)	7,000	7,000,000
Chula Vista, California, IDR, Refunding (San Diego			Los Angeles, California, GO, TRAN, 3%, 6/30/09	80,000	80,284,752
Gas and Electric Company), VRDN, AMT, Series F,			Los Angeles, California, Unified School District, COP,
0.20%, 4/07/09 (a)	30,000	30,000,000	Refunding (Administration Building Project), VRDN,
			Series A, 0.35%, 4/07/09 (a)	10,930	10,930,000

See Notes to Financial Statements.

10 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments (continued)			CMA California Municipal Money Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

California (continued)			California (continued)

Los Angeles, California, Unified School District, GO, TRAN,			San Diego County, California, School District Note
Series A, 3%, 7/30/09	$ 72,500	$ 72,851,141	Participants Revenue Bonds, TRAN:
Los Angeles, California, Water and Power Revenue			3.50%, 6/30/09	$ 10,100	$ 10,147,823
Refunding Bonds, VRDN (a):			Series B, 3.50%, 6/30/09	18,300	18,383,906
FLOATS, Series 1103, 0.59%, 4/07/09 (c)	3,280	3,280,000	San Francisco, California, City and County Airport
Sub-Series B-6, 0.15%, 4/01/09	15,500	15,500,000	Commission, International Airport Revenue Refunding
Metropolitan Water District of Southern California,			Bonds, VRDN, AMT, Second Series (a):
Waterworks Revenue Refunding Bonds, VRDN, Series C,			Issue 34A, 0.50%, 4/07/09 (k)	47,450	47,450,000
0.70%, 4/07/09 (a)	28,095	28,095,000	Issue 36A, 0.50%, 4/07/09	21,750	21,750,000
Milpitas, California, M/F Housing Revenue Bonds			Issue 37C, 2.25%, 4/07/09 (b)	33,500	33,500,000
(Crossing at Montague), VRDN, AMT, Series A,			San Francisco, California, City and County Redevelopment
0.55%, 4/07/09 (a)(g)	20,000	20,000,000	Agency, M/F Housing Revenue Bonds (Third and
Modesto, California, Irrigation District Financing Authority			Mission Associates LLC), VRDN, AMT, Series C,
Revenue Bonds, Municipal Securities Trust Certificates,			0.45%, 4/07/09 (a)(g)	15,000	15,000,000
VRDN, Series SGC 44, Class A, 0.51%, 4/07/09 (a)(c)(f)	9,845	9,845,000	San Francisco, California, City and County Redevelopment
Napa, Valley, California, Unified School District, GO, TRAN,			Agency, M/F Housing Revenue Refunding Bonds
3%, 6/30/09	7,750	7,783,692	(Fillmore Center), VRDN, AMT, Series B-2,
Newport Beach, California, Revenue Refunding Bonds			0.52%, 4/07/09 (a)(h)	6,750	6,750,000
(Hoag Memorial Hospital Presbyterian), VRDN, Series D,			San Jose, California, Airport Revenue Refunding Bonds,
0.30%, 4/07/09 (a)	15,000	15,000,000	Deutsche Bank SPEARS/LIFERS Trust, SPEARS, VRDN,
Orange County, California, Sanitation District, COP, FLOATS,			AMT (a)(c)(d):
VRDN, Series 2928, 0.54%, 4/07/09 (a)(c)	5,885	5,885,000	Series DB-480, 0.49%, 4/07/09	9,880	9,880,000
Pleasanton, California, COP (Assisted Living Facility			Series DB-484, 0.49%, 4/07/09	20,870	20,870,000
Financing), VRDN, 0.29%, 4/07/09 (a)	17,200	17,200,000	Series DB-544, 0.49%, 4/07/09	9,065	9,065,000
Regional Airports Improvement Corporation, California,			San Jose, California, Airport Revenue Refunding
Term Facilities Completed Revenue Bonds (Los Angeles			Bonds, ROCS, VRDN, AMT, Series II-R-10364,
International Airport), VRDN, AMT, 0.37%, 4/01/09 (a)	13,600	13,600,000	0.89%, 4/07/09 (a)(c)(d)(e)(l)	9,800	9,800,000
Riverside, California, COP, Refunding, VRDN,			San Jose, California, Airport, TECP, 1.75%, 4/02/09	21,596	21,596,000
0.30%, 4/07/09 (a)	19,500	19,500,000	San Jose, California, Financing Authority, Lease Revenue
Riverside, California, Electric Revenue Refunding Bonds,			Refunding Bonds (Civic Center Project), VRDN, Series A,
VRDN, Series A, 0.35%, 4/07/09 (a)	9,515	9,515,000	0.23%, 4/07/09 (a)	6,000	6,000,000
Riverside County, California, IDA, IDR (Universal Forest			San Jose, California, Financing Authority, Lease Revenue
Products), VRDN, AMT, 0.47%, 4/07/09 (a)	3,300	3,300,000	Refunding Bonds, ROCS, VRDN, Series II-R-11629,
Sacramento, California, Housing Authority, M/F Housing			0.78%, 4/07/09 (a)(c)(d)(e)(l)	30,960	30,960,000
Revenue Bonds, VRDN, AMT (a):			San Jose, California, M/F Housing Revenue Bonds,
(Greenfair Apartments), Series G, 0.49%, 4/07/09	11,100	11,100,000	VRDN (a):
(Lofts at Natomas Apartments), Series F,			(Carlton Homes), AMT, Series A, 0.50%, 4/07/09 (g)	12,000	12,000,000
0.55%, 4/07/09 (g)	19,190	19,190,000	(Siena Renaissance Square Apartments),
Sacramento County, California, Airport System Revenue			0.55%, 4/07/09 (h)	49,500	49,500,000
Bonds, Deutsche Bank SPEARS/LIFERS Trust, SPEARS,			San Jose, California, M/F Housing Revenue Refunding
VRDN, AMT, Series DB-646, 0.49%, 4/07/09 (a)(c)	92,740	92,740,000	Bonds (Almaden Lake Village Apartments), VRDN, AMT,
Sacramento County, California, GO, TRAN, 2.50%, 8/07/09	80,000	80,253,455	Series A, 0.58%, 4/07/09 (a)(g)	2,000	2,000,000
Sacramento County, California, Sanitation District			San Mateo-Foster City School District, California, GO, BAN,
Financing Authority, Revenue Refunding Bonds, Municipal			1.75%, 3/01/10	13,600	13,732,538
Securities Trust Certificates, VRDN, Class A (a)(c)(j):			Santa Clara Valley, California, Transportation Authority,
Series SGC-47, 0.51%, 4/07/09	13,650	13,650,000	Sales Tax Revenue Refunding Bonds, VRDN, Series D,
Series SGC-49, 0.51%, 4/07/09 (l)	2,500	2,500,000	0.27%, 4/07/09 (a)	8,175	8,175,000
San Bernardino County, California, Flood Control District,			Santa Rosa, California, M/F Housing Revenue Bonds
Judgment Obligation Revenue Refunding Bonds, VRDN,			(Crossings at Santa Rosa), VRDN, AMT, Series A,
0.28%, 4/07/09 (a)	5,500	5,500,000	0.49%, 4/07/09 (a)	9,000	9,000,000
San Diego, California, Housing Authority, M/F Housing			Semitropic Improvement District, Semitropic Water Storage
Revenue Bonds, VRDN, AMT (a):			District, California, Revenue Refunding Bonds, VRDN,
(Bay Vista Apartments Project), Series A,			Series A, 0.22%, 4/07/09 (a)	35,200	35,200,000
0.55%, 4/07/09 (g)	4,800	4,800,000	Simi Valley, California, M/F Housing Revenue Bonds,
(Studio 15 Housing Partners), Series B,			VRDN (a):
0.52%, 4/07/09	8,300	8,300,000	(Parker Ranch Project), AMT, Series A,
San Diego, California, Unified School District, GO, TRAN,			0.55%, 4/07/09 (g)	12,500	12,500,000
3%, 7/01/09	11,600	11,639,413	(Shadowridge Apartments), 0.55%, 4/07/09 (h)	19,100	19,100,000
San Diego County, California, Regional Transportation			Sonoma County, California, Junior College District,
Commission, Limited Sales Tax Revenue Refunding			GO, Refunding, Eclipse Funding Trust, Solar Eclipse
Bonds, VRDN (a):			Certificates, VRDN, Series 2006-0014,
Series C, 0.93%, 4/07/09	15,000	15,000,000	0.44%, 4/07/09 (a)(b)(c)	6,920	6,920,000
Series D, 1%, 4/07/09	19,000	19,000,000	South Placer, California, Wastewater Authority, Wastewater
			Revenue Refunding Bonds, VRDN, Series A,
			0.60%, 4/07/09 (a)	11,600	11,600,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments (concluded) CMA California Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California (concluded)

University of California Revenue Bonds, PUTTERS,
VRDN (a)(c):
Series 1231, 0.84%, 4/07/09 (f)	$20,715	$ 20,715,000
Series 2475, 0.42%, 4/07/09	520	520,000
University of California, Revenue Refunding Bonds, Eagle
Tax-Exempt Trust, VRDN, Series 2005-0006, Class A,
0.84%, 4/07/09 (a)(b)(c)(d)	2,445	2,445,000
University of California, TECP:
0.35%, 5/06/09	19,700	19,700,000
0.35%, 5/07/09	7,360	7,360,000
0.45%, 5/07/09	2,500	2,500,000
0.35%, 6/10/09	28,000	28,000,000
0.45%, 6/11/09	14,500	14,500,000
0.40%, 6/12/09	26,800	26,800,000
Val Verde, California, Unified School District, COP,
Refunding, VRDN, Series A, 0.30%, 4/07/09 (a)	7,200	7,200,000
Yuba, California, Community College District, TRAN,
3%, 9/10/09	7,500	7,544,814
		2,870,932,017

Puerto Rico — 1.4%

Puerto Rico Commonwealth, GO, PUTTERS, VRDN,
Series 204, 1.34%, 4/07/09 (a)(b)(c)	7,060	7,060,000
Puerto Rico Commonwealth Highway and Transportation
Authority, Transportation Revenue Bonds, BB&T
Municipal Trust, FLOATS, VRDN, Series 2035,
0.49%, 4/07/09 (a)(c)(k)	7,765	7,765,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Refunding Bonds, FLOATS, VRDN, Series 2936,
0.69%, 4/07/09 (a)(c)(l)	25,000	25,000,000
		39,825,000
Total Investments (Cost — $2,910,757,017*) — 100.3%		2,910,757,017
Liabilities in Excess of Other Assets — (0.3)%		(8,194,613)
Net Assets — 100.0%		$2,902,562,404

* Cost for federal income tax purposes.
(a) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.
(b) FSA Insured.
(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d) AMBAC Insured.
(e) BHAC Insured.
(f) NPFGC Insured.
(g) FNMA Collateralized.
(h) FHLMC Collateralized.
(i) US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(j) FGIC Insured.
(k) Assured Guaranty Insured.
(l) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.

•Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of invest-
ments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2009 in determin-
ing the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	—
Level 2	$2,910,757,017
Level 3	—
Total	$2,910,757,017

See Notes to Financial Statements.

12 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments March 31, 2009			CMA Connecticut Municipal Money Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Connecticut — 95.2%			Connecticut (concluded)

Branford, Connecticut, GO, BAN, 2.50%, 9/09/09	$4,700	$4,715,252	Connecticut State Health and Educational Facilities
Connecticut State Development Authority, IDR, Refunding			Authority Revenue Bonds, VRDN (a) (concluded):
(The Energy Network), VRDN, AMT, 0.57%, 4/07/09 (a)	5,500	5,500,000	(Yale University), Series T-2, 0.20%, 4/07/09	$10,500	$10,500,000
Connecticut State Development Authority, IDR, VRDN (a):			(Yale University), Series U, 0.20%, 4/07/09	61,835	61,835,000
(Cheshire CPL LLC), AMT, 0.65%, 4/07/09	1,720	1,720,000	(Yale University), Series V-1, 0.20%, 4/01/09	7,500	7,500,000
(Reflexite Corporation Project), Series A,			(Yale University), Series V-2, 0.20%, 4/01/09	9,770	9,770,000
0.65%, 4/07/09	1,070	1,070,000	(Yale University), Series X-2, 0.20%, 4/07/09	5,000	5,000,000
(Reflexite Corporation Project), Series B,			(Yale University), Series Y-2, 0.20%, 4/01/09	2,800	2,800,000
0.65%, 4/07/09	1,175	1,175,000	Connecticut State Health and Educational Facilities
Connecticut State Development Authority Revenue Bonds			Authority, Revenue Refunding Bonds, VRDN (a):
(Solid Waste Project — Rand-Whitney Container Board),			(Choate Rosemary Hall Foundation), Series D,
VRDN, AMT, 0.61%, 4/07/09 (a)	11,435	11,435,000	0.27%, 4/07/09	8,870	8,870,000
Connecticut State, GO, PUTTERS, VRDN, Series 320,			(Danbury Hospital), Series J, 0.44%, 4/07/09	25,900	25,900,000
0.42%, 4/07/09 (a)(b)	6,000	6,000,000	(Gaylord Hospital Inc.), Series B, 0.50%, 4/07/09	11,705	11,705,000
Connecticut State, GO, Refunding, FLOATS, VRDN,			(Hospital of Central Connecticut ), Series A,
Series 514, 0.54%, 4/07/09 (a)(b)	10,000	10,000,000	0.45%, 4/07/09	7,000	7,000,000
Connecticut State, GO:			(Kingswood-Oxford School), Series B, 1.75%, 4/07/09	4,730	4,730,000
Series A, 2%, 2/15/10	14,000	14,175,190	(Saint Joseph College), Series B, 0.55%, 4/07/09	10,000	10,000,000
VRDN, Series A, 0.45%, 4/07/09 (a)	10,000	10,000,000	(Yale-New Haven Hospital Project), Series K1,
VRDN, Series A-1, 1.50%, 4/07/09 (a)	26,000	26,000,000	0.28%, 4/07/09	10,935	10,935,000
Connecticut State, HFA, Housing Revenue Bonds			(Yale-New Haven Hospital Project), Series L1,
(CIL Realty, Inc.), VRDN, 0.40%, 4/07/09 (a)	1,600	1,600,000	0.28%, 4/07/09	5,600	5,600,000
Connecticut State, HFA, Revenue Bonds (Housing			Connecticut State Health and Educational Facilities
Mortgage Finance Program), VRDN, AMT (a):			Authority, TECP, 0.45%, 5/01/09	4,080	4,080,000
Series D, 0.69%, 4/07/09	7,557	7,557,000	Connecticut State Revenue Bonds, Bank of America Austin
Sub-Series E-4, 1.65%, 4/07/09 (c)	8,555	8,555,000	Trust, VRDN, Series 2008-1080, 0.49%, 4/07/09 (a)(b)	2,636	2,636,000
Connecticut State, HFA, Revenue Refunding Bonds			Connecticut State Special Tax Obligation Revenue Bonds
(Housing Mortgage Finance Program), VRDN, AMT (a)(c):			(Transportation Infrastructure), VRDN, Second Lien,
Sub-Series A-3, 1.65%, 4/07/09	18,675	18,675,000	Series 1, 1.25%, 4/07/09 (a)(d)	12,000	12,000,000
Sub-Series B-4, 0.75%, 4/07/09	11,300	11,300,000	Danbury, Connecticut, GO, Refunding, BAN, 2%, 7/30/09	12,500	12,521,292
Connecticut State Health and Educational Facilities			East Hampton, Connecticut, GO, Refunding, BAN,
Authority Revenue Bonds, VRDN (a):			2.25%, 4/15/09	2,985	2,985,826
(Avon Old Farms School Inc.), Series A,			Groton City, Connecticut, GO, BAN, 2.25%, 10/08/09	3,300	3,321,444
0.50%, 4/07/09	3,160	3,160,000	Hartford, Connecticut, Redevelopment Agency,
Bank of America Austin Trust, Series 2008-352,			M/F Mortgage Revenue Refunding Bonds (Underwood
0.59%, 4/07/09 (b)	24,870	24,870,000	Tower Project), VRDN, 0.85%, 4/07/09 (a)(d)	14,145	14,145,000
(Charlotte Hungerford), Series C, 0.50%, 4/07/09	935	935,000	Hartford County, Connecticut, Metropolitan District, GO,
(Greenwich Adult Day Care), Series A,			3.125%, 6/01/09	4,000	4,008,876
0.62%, 4/07/09	3,965	3,965,000	Milford, Connecticut, GO, Refunding, BAN, 3.75%, 5/05/09	7,500	7,508,078
(Greenwich Boys and Girls Club), Series A,			Naugatuck, Connecticut, GO, BAN, 2.25%, 5/06/09	6,200	6,204,423
0.74%, 4/07/09	5,025	5,025,000	New Canaan, Connecticut, Housing Authority Revenue
(Greenwich Family YMCA), Series A, 0.62%, 4/07/09	5,805	5,805,000	Bonds (Village at Waveny Care Center), VRDN,
(Hartford Hospital), Series B, 0.50%, 4/07/09	5,000	5,000,000	0.35%, 4/07/09 (a)	2,985	2,985,000
(Health Care Capital Asset), Series A-1,			New Haven, Connecticut, TECP:
0.50%, 4/07/09	14,880	14,880,000	0.40%, 4/06/09	7,000	7,000,000
(Health Care Capital Asset), Series B-1,			0.50%, 4/13/09	7,000	7,000,000
0.50%, 4/07/09	10,000	10,000,000	0.50%, 5/13/09	5,882	5,882,000
(The Hotchkiss School), Series A, 0.27%, 4/07/09	5,840	5,840,000	Oxford, Connecticut, GO, BAN, 2%, 7/29/09	3,390	3,395,496
(King & Low-Heywood Thomas School), Series A,			Redding, Connecticut, GO, Refunding, BAN,
0.74%, 4/07/09	10,135	10,135,000	1.25%, 10/27/09	4,765	4,783,063
(Klingberg Family Center), Series A, 0.50%, 4/07/09	4,875	4,875,000	Regional School District Number 009, Connecticut, GO,
(Lawrence & Memorial Hospital), Series E,			BAN, 1.75%, 10/22/09	1,720	1,729,632
0.24%, 4/07/09	10,505	10,505,000	South Central Connecticut Regional Water Authority,
(Rectory School), Series A, 0.74%, 4/07/09	6,170	6,170,000	Water System Revenue Bonds, ROCS, VRDN,
(University of New Haven), AMT, Series E,			Series II-R-12184, 1.22%, 4/07/09 (a)(b)(e)(f)	14,010	14,010,000
0.44%, 4/07/09	6,925	6,925,000	Vernon, Connecticut, GO, BAN, 1.50%, 2/11/10	3,710	3,729,159
(Wesleyan University), Series E, 0.40%, 4/01/09	9,000	9,000,000	Wilton, Connecticut, GO, BAN, 1%, 2/09/10	6,000	6,021,081
(The Whitby School), Series A, 0.50%, 4/07/09	2,330	2,330,000			576,988,812

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments (concluded)			CMA Connecticut Municipal Money Fund
			(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value

Puerto Rico — 4.6%

Puerto Rico Commonwealth, Public Improvement, GO,
Refunding, VRDN, Series A-2, 2.25%, 4/07/09 (a)(d)	$ 7,700	$ 7,700,000
Puerto Rico Commonwealth Highway and Transportation
Authority, Revenue Refunding Bonds, ROCS, VRDN,
Series II-R-10327CE, 2.46%, 4/07/09 (a)(b)	12,000	12,000,000
Puerto Rico Commonwealth, TRAN, Refunding, Series A2,
3%, 7/30/09	8,000	8,035,568
		27,735,568
Total Investments (Cost — $604,724,380*) — 99.8%		604,724,380
Other Assets Less Liabilities — 0.2%		1,474,644
Net Assets — 100.0%		$ 606,199,024

* Cost for federal income tax purposes.
(a) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) AMBAC Insured.
(d) FSA Insured.
(e) BHAC Insured.
(f) NPFGC Insured.
•Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of invest-
ments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2009 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	—
Level 2	$604,724,380
Level 3	—
Total	$604,724,380

See Notes to Financial Statements.

14 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments March 31, 2009			CMA Florida Municipal Money Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Florida — 99.8%			Florida (continued)

Brevard County, Florida, HFA, M/F Housing Revenue			Highlands County, Florida, Health Facilities Authority,
Bonds, VRDN, AMT (a):			Hospital Revenue Bonds (Adventist Health System)
(Timber Trace Apartments), 0.70%, 4/07/09	$2,670	$ 2,670,000	VRDN (a):
(Wickham Club Apartments), Series A,			Series A, 0.25%, 4/07/09	$ 975	$ 75,000
0.63%, 4/07/09	7,200	7,200,000	Series A-2, 0.55%, 4/07/09	4,000	4,000,000
Brevard County, Florida, School Board, RAN, Refunding,			Highlands County, Florida, Health Facilities Authority,
2.75%, 4/24/09	6,000	6,004,348	Hospital Revenue Refunding Bonds (Adventist Health
Broward County, Florida, BB&T Municipal Trust,			System), VRDN, Series C, 0.55%, 4/07/09 (a)	3,500	3,500,000
GO, Refunding, FLOATS, VRDN, Series 2015,			Hillsborough County, Florida, HFA, M/F Housing Revenue
0.44%, 4/07/09 (a)(b)	5,505	5,505,000	Bonds (Claymore Crossings Apartments), VRDN, AMT,
Broward County, Florida, HFA, M/F Housing Revenue			0.65%, 4/07/09 (a)	3,750	3,750,000
Bonds (Sailboat Bend Artist Lofts Project), VRDN, AMT,			Jacksonville Electric Authority, Florida, Electric System
0.83%, 4/07/09 (a)	750	750,000	Revenue Refunding Bonds, VRDN (a):
Citizens Property Insurance Corporation, Florida,			Series 3-B-1, 1.50%, 4/07/09	6,990	6,990,000
Revenue Refunding Bonds, Municipal Securities			Series 3-C-3, 0.38%, 4/07/09	2,200	2,200,000
Trust Certificates, VRDN, Series SGC-46, Class A,			Jacksonville, Florida, Economic Development
0.54%, 4/07/09 (a)(b)(c)	6,250	6,250,000	Commission, Special Facilities Airport Revenue Bonds
Collier County, Florida, IDA, IDR, Refunding (Allete Inc.,			(Holland SheltAir Aviation), VRDN, AMT, Series A-1,
Project), VRDN, AMT, 0.57%, 4/07/09 (a)	2,000	2,000,000	0.80%, 4/07/09 (a)	2,960	2,960,000
Escambia County, Florida, Solid Waste Disposal, System			Jacksonville, Florida, HFA, M/F Housing Revenue Bonds,
Revenue Bonds (Gulf Power Company Project), VRDN,			VRDN, AMT (a):
First Series, 1.75%, 4/21/10 (a)	7,000	7,000,000	(Christine Cove Apartments), 0.65%, 4/07/09	1,500	1,500,000
Florida Gulf Coast University Financing Corporation,			(Hartwood Apartments), 0.62%, 4/07/09 (e)	5,735	5,735,000
Capital Improvement Revenue Bonds (Housing Project),			Jacksonville, Florida, Health Facilities Authority, Hospital
VRDN, Series A, 0.48%, 4/07/09 (a)	5,300	5,300,000	Revenue Bonds, VRDN (a):
Florida Housing Finance Corporation, M/F Housing			(Baptist Medical), 0.30%, 4/01/09	18,400	18,400,000
Revenue Bonds (Stuart Pointe Apartments), VRDN, AMT,			Series C, 0.35%, 4/01/09	800	800,000
Series B-3, 0.65%, 4/07/09 (a)	75	75,000	(Southern Baptist Hospital), Series B,
Florida Housing Finance Corporation, M/F Mortgage			0.35%, 4/01/09	1,600	1,600,000
Revenue Bonds, VRDN, AMT (a):			Jacksonville, Florida, Port Authority Revenue Bonds
(Boynton Bay Apartments), 0.67%, 4/07/09	3,300	3,300,000	(Mitsui O.S.K. Lines, Ltd. Project), VRDN, AMT,
(Cutler Riverside Apartments), 0.62%, 4/07/09 (e)	6,000	6,000,000	0.65%, 4/07/09 (a)	6,840	6,840,000
(Wexford Apartments), Series P, 0.63%, 4/07/09	4,730	4,730,000	Jacksonville, Florida, Transit Revenue Refunding Bonds,
Florida Housing Finance Corporation, ROCS, VRDN, AMT,			VRDN, Series A, 0.39%, 4/07/09 (a)	9,000	9,000,000
Series II-R-11688, 0.69%, 4/07/09 (a)(b)(h)	2,900	2,900,000	Lee Memorial Health System, Florida, Hospital Revenue
Florida Housing Finance Corporation Revenue			Bonds, VRDN (a):
Bonds, ROCS, VRDN, AMT, Series II-R-11209,			Series A, 0.30%, 4/01/09	4,300	4,300,000
0.66%, 4/07/09 (a)(b)(e)(f)(g)	6,920	6,920,000	Series B, 0.30%, 4/01/09	11,600	11,600,000
Florida Revenue Bonds, BB&T Municipal Trust, FLOATS,			Lee Memorial Health System, Florida, Hospital Revenue
VRDN (a)(b):			Refunding Bonds, VRDN, Series C, 0.58%, 4/07/09 (a)	2,000	2,000,000
Series 1010, 0.54%, 4/07/09	2,815	2,815,000	Manatee County, Florida, School District, GO, TAN,
Series 1020, 0.54%, 4/07/09	6,000	6,000,000	3%, 10/07/09	3,500	3,524,437
Florida State Board of Education, Public Education			Miami-Dade County, Florida, Educational Facilities
Capital Outlay, GO:			Authority Revenue Bonds, FLOATS, VRDN, Series 2710,
JPMorgan Securities, Inc., PUTTERS, VRDN,			0.54%, 4/07/09 (a)(c)	7,410	7,410,000
Series 3251, 0.47%, 4/07/09 (a)(b)	1,665	1,665,000	Miami-Dade County, Florida, Educational Facilities
PUTTERS, VRDN, Series 2387, 0.47%, 4/07/09 (a)(b)	3,525	3,525,000	Authority, Revenue Refunding Bonds (Florida Memorial
Series A, 5%, 6/01/09	4,495	4,516,581	College Project), VRDN, 0.55%, 4/07/09 (a)	2,960	2,960,000
Florida State Department of Transportation, GO			Miami-Dade County, Florida, IDA, IDR (RAM
(Right-of-Way Acquisition and Bridge Construction),			Investments of South Florida, Inc. Project), VRDN,
Series A, 5.25%, 7/01/09	1,000	1,009,948	AMT, 0.67%, 4/07/09 (a)	2,660	2,660,000
Florida State Revenue Bonds, BB&T Municipal Trust,			Miami-Dade County, Florida, IDA, Solid Waste Disposal
FLOATS, VRDN, Series 1034, 0.56%, 4/07/09 (a)(b)(h)	6,248	6,247,500	Revenue Refunding Bonds (Florida Power and Light
Florida State Turnpike Authority, Turnpike Revenue			Company Project), VRDN, AMT, 0.45%, 4/01/09 (a)	12,200	12,200,000
Refunding Bonds, FLOATS, VRDN, Series 2854,			Miami-Dade County, Florida, Revenue Bonds, Deutsche
0.59%, 4/07/09 (a)(b)	2,700	2,700,000	Bank SPEARS/LIFERS Trust, SPEARS, VRDN, Series
Gainesville, Florida, Utilities System Revenue Bonds,			DB-538, 0.49%, 4/07/09 (a)(b)(d)	2,240	2,240,000
VRDN, Series B, 0.40%, 4/07/09 (a)	2,900	2,900,000	Orange County, Florida, Educational Facilities Authority,
			Educational Facilities Revenue Refunding Bonds
			(Rollins College Project), VRDN, 0.34%, 4/01/09 (a)	3,325	3,325,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments (concluded) CMA Florida Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Florida (concluded)

Orange County, Florida, IDA, IDR (Central Florida YMCA
Project), VRDN, 0.55%, 4/07/09 (a)	$1,070 $	1,070,000
Orlando, Florida, Utilities Commission, Utility System
Revenue Refunding Bonds:
5%, 7/01/09	3,000	3,025,161
5.25%, 7/01/09	3,775	3,807,546
Orlando-Orange County Expressway Authority, Florida,
Expressway Revenue Refunding Bonds, VRDN,
Sub-Series B-1, 0.55%, 4/07/09 (a)	2,900	2,900,000
Palm Beach County, Florida, Airport Revenue Bonds
(Galaxy Aviation), VRDN, AMT, 0.95%, 4/07/09 (a)	1,300	1,300,000
Palm Beach County, Florida, Revenue Bonds
(Joseph L. Morse Geriatric Obligor Group), VRDN,
0.48%, 4/07/09 (a)	6,575	6,575,000
Palm Beach County, Florida, Special Purpose Facilities
Revenue Bonds (Flight Safety Project), VRDN, AMT,
0.60%, 4/07/09 (a)	17,895	17,895,000
Pasco County, Florida, School Board, COP, Refunding,
VRDN, Series C, 0.55%, 4/07/09 (a)	2,700	2,700,000
Saint Lucie County, Florida, PCR, Refunding (Florida Power
and Light Company Project), VRDN, 0.36%, 4/01/09 (a)	4,500	4,500,000
Seminole County, Florida, School District, GO, TAN,
3%, 9/23/09	8,000	8,050,054
South Miami Health Facilities Authority, Florida, Hospital
Revenue Refunding Bonds, JPMorgan Securities, Inc.,
PUTTERS, VRDN, Series 3290, 0.47%, 4/07/09 (a)(b)(h)	4,000	4,000,000
Sunshine State Governmental Finance Commission,
Florida, Revenue Bonds, VRDN (a):
1.50%, 4/07/09	11,200	11,200,000
2.50%, 4/07/09	4,000	4,000,000
Total Investments (Cost — $289,475,575*) — 99.8%		289,475,575
Other Assets Less Liabilities — 0.2%		588,001
Net Assets — 100.0%		$290,063,576

* Cost for federal income tax purposes.
(a) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) NPFGC Insured.
(d) AMBAC Insured.
(e) FHLMC Collateralized.
(f) FNMA Collateralized.
(g) GNMA Collateralized.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.

•Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of invest-
ments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2009 in determin-
ing the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	—
Level 2	$289,475,575
Level 3	—
Total	$289,475,575

See Notes to Financial Statements.

16 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments March 31, 2009			CMA Massachusetts Municipal Money Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Massachusetts — 91.2%			Massachusetts (concluded)

Beverly, Massachusetts, GO, BAN, 1.50%, 10/21/09	$10,270	$10,321,494	Massachusetts State, HFA, Housing Revenue Refunding
Cohasset, Massachusetts, BAN, 2.50%, 8/07/09	10,000	10,031,293	Bonds, VRDN, Series F, 3%, 4/07/09 (a)(e)	$28,000 $	28,000,000
Dartmouth, Massachusetts, GO, BAN, 2.50%, 6/26/09	2,186	2,189,580	Massachusetts State Health and Educational Facilities
Falmouth, Massachusetts, GO, BAN, 1.50%, 3/12/10	4,000	4,028,558	Authority Revenue Bonds, VRDN (a):
Haverhill, Massachusetts, GO, BAN:			(Essex Museum), 0.50%, 4/07/09	5,880	5,880,000
2.50%, 6/26/09	2,788	2,791,937	(Harvard University), BB&T Municipal Trust, FLOATS,
Series A, 4%, 9/25/09	3,470	3,494,632	Series 56, 0.44%, 4/07/09 (c)(f)	5,000	5,000,000
Massachusetts Bay Transportation Authority Revenue			(Harvard Vanguard Medical Associates Project),
Bonds, Clipper Tax-Exempt Certificates Trust, VRDN,			Bank of America Macon Trust, Series 2007-310,
Series 2007-18, 0.64%, 4/07/09 (a)(c)(f)	5,000	5,000,000	0.64%, 4/07/09 (c)	5,070	5,070,000
Massachusetts Bay Transportation Authority			(Partners Healthcare System), Series D-4,
Revenue Bonds, FLOATS, VRDN, Series SG-156,			0.33%, 4/07/09	16,650	16,650,000
0.50%, 4/01/09 (a)(c)(f)	11,060	11,060,000	(Pooled Loan Program), Series N, 0.40%, 4/01/09	4,400	4,400,000
Massachusetts State, COP, Clipper Tax-Exempt			(Tufts University), Series N-1, 0.20%, 4/07/09	20,000	20,000,000
Certificates Trust, VRDN, AMT, Series 1998-8,			Massachusetts State Health and Educational Facilities
0.64%, 4/07/09 (a)(c)	4,510	4,510,000	Authority, Revenue Refunding Bonds, VRDN (a):
Massachusetts State Development Finance Agency, IDR,			(Northeastern University), Series W, 0.30%, 4/07/09	5,000	5,000,000
VRDN, AMT (a):			(Partners Healthcare System), Series F-3,
(Cell Signaling Technology), 0.75%, 4/07/09	800	800,000	0.33%, 4/07/09	3,445	3,445,000
(Concord Foods Issue), 0.75%, 4/07/09	2,415	2,415,000	Massachusetts State Industrial Finance Agency, Industrial
(V&S Taunton Galvanizing), 1.25%, 4/07/09	2,685	2,685,000	Revenue Bonds, VRDN, AMT (a):
Massachusetts State Development Finance Agency,			(AFC Cable Systems Inc. Issue), 0.75%, 4/07/09	1,410	1,410,000
M/F Housing Revenue Bonds, VRDN, AMT (a):			(BBB Esquire LLC), 0.57%, 4/07/09	1,200	1,200,000
(Avalon Acton Apartments), 0.62%, 4/07/09 (d)	7,000	7,000,000	(Bodwell Project), 0.70%, 4/07/09	4,000	4,000,000
(Midway Studios Project), Series A, 0.62%, 4/07/09	5,155	5,155,000	(Garlock Printing Corp.), 0.75%, 4/07/09	600	600,000
Massachusetts State Development Finance Agency			(Gem Group Inc. Issue), 0.75%, 4/07/09	1,680	1,680,000
Revenue Bonds, VRDN (a):			(OCT Co. Inc. Project), 0.57%, 4/07/09	2,800	2,800,000
(Boston College HS Issue), 3.50%, 4/07/09	4,770	4,770,000	(Tamasi Family Issue), 4%, 4/07/09	1,000	1,000,000
(Clark University), 0.38%, 4/07/09	5,000	5,000,000	Massachusetts State Industrial Finance Agency Revenue
(Melmark New England, Inc. Project), 0.49%, 4/07/09	1,450	1,450,000	Bonds (JHC Assisted Living Corporation), VRDN,
(New Bedford Waste Services), AMT, 0.60%, 4/07/09	3,755	3,755,000	Series A, 0.54%, 4/07/09 (a)	4,985	4,985,000
ROCS, Series II-R-10398, 0.82%, 4/07/09 (b)(c)(f)	2,000	2,000,000	Massachusetts State Industrial Finance Agency, Revenue
(Walnut Hill School District), 4%, 4/07/09	1,505	1,505,000	Refunding Bonds (Lightolier Inc. Project), VRDN,
Massachusetts State Development Finance Agency,			0.60%, 4/07/09 (a)	5,000	5,000,000
Revenue Refunding Bonds, VRDN (a):			Massachusetts State Industrial Finance Agency,
(Assumption College Project), Series A,			Solid Waste Disposal Revenue Bonds (E.L. Harvey &
0.47%, 4/07/09	5,850	5,850,000	Sons Inc.), VRDN, AMT (a):
(Boston University Project), Series U-6A,			0.75%, 4/07/09	420	420,000
0.20%, 4/01/09	3,600	3,600,000	0.75%, 4/07/09	1,005	1,005,000
(Institute for Development Disabilities Project),			Massachusetts State School Building Authority,
0.55%, 4/07/09	10,370	10,370,000	Dedicated Sales Tax Revenue Bonds, VRDN (a)(c):
(Lasell College), 3.10%, 4/07/09	1,570	1,570,000	PUTTERS, Series 1197, 0.84%, 4/07/09 (f)(g)	7,150	7,150,000
(Worcester Polytechnic Institute), Series A,			ROCS, Series II-R-10409, 0.87%, 4/07/09 (f)	3,000	3,000,000
0.50%, 4/07/09	7,750	7,750,000	Massachusetts State Water Pollution Abatement
(Y.O.U., Inc.), 0.47%, 4/07/09	8,995	8,995,000	Trust, Pool Program Revenue Bonds, ROCS, VRDN,
Massachusetts State Development Finance Agency, TECP,			Series II-R-11537PB, 0.70%, 4/07/09 (a)(c)	12,475	12,475,000
1.20%, 4/21/09	3,900	3,900,000	Massachusetts State Water Pollution Abatement
Massachusetts State, FLOATS, VRDN, Series SG-126,			Trust, Revenue Refunding Bonds, Municipal
0.54%, 4/07/09 (a)(c)	3,255	3,255,000	Securities Trust Certificates, VRDN, Series SGA 87,
Massachusetts State, GO (Consolidated Loan of 2006),			0.45%, 4/01/09 (a)(c)	25,775	25,775,000
VRDN, Series A, 1.05%, 4/01/09 (a)	14,700	14,700,000	North Andover, Massachusetts, GO, BAN,
Massachusetts State, GO, RAN:			2.50%, 6/18/09	1,644	1,646,865
Series B, 4%, 4/30/09	5,000	5,007,303	Norwood, Massachusetts, GO, Refunding, BAN,
Series C, 4%, 5/29/09	5,000	5,014,347	1.50%, 6/04/09	6,000	6,006,519
Massachusetts State, GO, Refunding, VRDN (a):			Quincy, Massachusetts, GO, Refunding, BAN,
BB&T Municipal Trust, FLOATS, Series 56,			2.50%, 7/30/09	10,650	10,682,057
0.48%, 4/07/09 (c)	6,450	6,450,000	Rockport, Massachusetts, GO, BAN, 1.50%, 6/26/09	651	652,774
Series A, 0.45%, 4/07/09	14,775	14,775,000	West Tisbury, Massachusetts, GO, BAN, 2.50%, 10/15/09	4,000	4,017,117
Series B, 0.52%, 4/07/09	11,920	11,920,000	Westborough, Massachusetts, GO, BAN, 2.50%, 8/28/09	2,806	2,814,535
Massachusetts State, GO, VRDN, Series O,			Woburn, Massachusetts, GO, BAN, 2.25%, 7/24/09	2,500	2,504,879
0.79%, 4/07/09 (a)	2,790	2,790,000			390,178,890

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments (concluded)			CMA Massachusetts Municipal Money Fund
			(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value

Puerto Rico — 2.8%

Puerto Rico Commonwealth, Public Improvement, GO,
Refunding, Bank of America Austin Trust, VRDN, Series
2008-355, 0.54%, 4/07/09 (a)(c)	$ 7,700 $	7,700,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Refunding Bonds, FLOATS, VRDN, Series 2936,
0.69%, 4/07/09 (a)(c)(f)	4,400	4,400,000
		12,100,000
Total Investments (Cost — $402,278,890*) — 94.0%		402,278,890
Other Assets Less Liabilities — 6.0%		25,897,706
Net Assets — 100.0%		$428,176,596

* Cost for federal income tax purposes.
(a) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.
(b) BHAC Insured.
(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d) FNMA Collateralized.
(e) FSA Insured.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g) NPFGC Insured.
•Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of invest-
ments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2009 in determin-
ing the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	—
Level 2	$402,278,890
Level 3	—
Total	$402,278,890

See Notes to Financial Statements.

18 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments March 31, 2009			CMA Michigan Municipal Money Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Michigan — 88.1%			Michigan (continued)

Battle Creek, Michigan, Housing Corporation,			Michigan State Strategic Fund, Limited Obligation
Housing Revenue Bonds, VRDN, Series 1997-A,			Revenue Bonds, VRDN, AMT (a):
0.54%, 4/07/09 (a)	$715 $	715,000	(Alphi Manufacturing Inc. Project), 0.90%, 4/07/09	$ 1,000 $	1,000,000
Berrien County, Michigan, Economic Development			(C&M Manufacturing Corporation Inc. Project),
Corporation Revenue Bonds (Arlington Corp. Project),			1.65%, 4/07/09	2,190	2,190,000
VRDN, AMT, 1.65%, 4/07/09 (a)	1,835	1,835,000	(Continental Carbonic Products), 0.50%, 4/07/09	1,825	1,825,000
Cheboygan, Michigan, Area Schools, GO, SAN,			(Drake Enterprises Inc. Project), 1.65%, 4/07/09	1,800	1,800,000
2.75%, 6/30/09	2,250	2,254,195	(Glastender Inc. Project), 1.65%, 4/07/09	1,200	1,200,000
Detroit, Michigan, Water Supply System, Revenue			(Golden Keys Development LLC Project),
Refunding Bonds, ROCS, VRDN, Series II-R-11448,			1.65%, 4/07/09	2,025	2,025,000
0.84%, 4/07/09 (a)(c)(d)	5,000	5,000,000	(Merrill Tool Holdings Co. Project), Series A,
East Jordan, Michigan, Public Schools, GO, SAN,			1.34%, 4/07/09	900	900,000
2.75%, 6/24/09	1,800	1,804,425	(Merrill Tool Holdings Co. Project), Series B,
Eastern Michigan University, Revenue Refunding Bonds,			1.01%, 4/07/09	1,400	1,400,000
VRDN, 3.50%, 4/07/09 (a)	13,000	13,000,000	(Packaging Direct, Inc. Project), 0.96%, 4/07/09	1,685	1,685,000
Huron Valley, Michigan, School District, GO, ROCS, VRDN,			(Pioneer Labs Inc. Project), 0.65%, 4/07/09	500	500,000
Series II-R-12157, 0.60%, 4/07/09 (a)(b)	8,860	8,860,000	(Richwood Industries Inc. Project), 0.95%, 4/07/09	2,300	2,300,000
Jackson County, Michigan, Economic Development			(Vector Investments LLC Project), 0.82%, 4/07/09	1,100	1,100,000
Corporation, Limited Obligation Revenue Bonds			Michigan State Strategic Fund, Limited Obligation
(American Tooling Center Project), VRDN, AMT,			Revenue Refunding Bonds, VRDN (a):
1.75%, 4/07/09 (a)	1,200	1,200,000	(Consumers Energy Company Project),
Lakeview, Michigan, School District (Calhoun District),			0.40%, 4/07/09	5,700	5,700,000
GO, VRDN, Series B, 0.40%, 4/07/09 (a)	6,900	6,900,000	(Detroit Edison Company Project), AMT, Series DT,
Marquette County, Michigan, Economic Development			0.85%, 4/07/09	6,000	6,000,000
Corporation, Limited Obligation Revenue Bonds			(Detroit Edison Company Project), Series KT,
(Pioneer Labs Inc. Project), VRDN, AMT, Series A,			0.65%, 4/07/09	4,400	4,400,000
0.82%, 4/07/09 (a)	400	400,000	Michigan State University, General Revenue Bonds,
Michigan Municipal Bond Authority, BAN, 3%, 7/15/09	5,000	5,030,735	FLOATS, VRDN, Series A2, 0.20%, 4/07/09 (a)(b)	12,835	12,835,000
Michigan Municipal Bond Authority Revenue Notes,			Oakland County, Michigan, Economic Development
Series A-1, 3%, 8/20/09	8,500	8,544,576	Corporation, Limited Obligation Revenue Bonds (Schain
Michigan State, HDA, M/F Housing Revenue			Mold & Engineering), VRDN, AMT, 1.65%, 4/07/09 (a)	2,000	2,000,000
Bonds (Berrien Woods III), VRDN, AMT, Series A,			Oakland County, Michigan, Economic Development
0.63%, 4/07/09 (a)	5,615	5,615,000	Corporation, Limited Obligation Revenue Refunding
Michigan State, HDA, M/F Limited Obligation			Bonds (Pratt & Miller Engineering), VRDN, AMT,
Revenue Bonds (Arbors), VRDN, AMT, Series A,			0.80%, 4/07/09 (a)	2,500	2,500,000
0.60%, 4/07/09 (a)	2,255	2,255,000	Rockford, Michigan, IDR, Limited Obligation (Alloy
Michigan State, HDA, Rental Housing Revenue Refunding			Exchange Project), VRDN, AMT, 1.65%, 4/07/09 (a)	1,300	1,300,000
Bonds, VRDN, AMT, Series A, 0.75%, 4/01/09 (a)	22,500	22,500,000	Saline, Michigan, Area Schools, GO, Refunding, VRDN,
Michigan State, HDA, Revenue Refunding Bonds, VRDN,			0.40%, 4/07/09 (a)	4,830	4,830,000
AMT, Series F, 0.65%, 4/07/09 (a)	7,600	7,600,000	University of Michigan, General Revenue Bonds, VRDN,
Michigan State Hospital Finance Authority Revenue			Series B, 0.20%, 4/07/09 (a)	2,100	2,100,000
Bonds (Ascension Health), VRDN, Series B-1,			University of Michigan, University Hospital Revenue
0.70%, 1/06/10 (a)	7,000	7,000,000	Bonds, VRDN, Series A, 0.20%, 4/01/09 (a)	35,535	35,535,000
Michigan State Hospital Finance Authority, Senior			University of Michigan, University Hospital Revenue
Credit Revenue Refunding Bonds (Ascension Health),			Refunding Bonds, VRDN (a):
VRDN (a):			Series A, 0.20%, 4/01/09	2,300	2,300,000
Series B-1, 0.31%, 4/07/09	4,620	4,620,000	Series A-2, 0.20%, 4/01/09	14,800	14,800,000
Series B-3, 0.31%, 4/07/09	1,600	1,600,000	Wayne County, Michigan, Airport Authority, Revenue
Series B-7, 0.31%, 4/07/09	2,500	2,500,000	Refunding Bonds, VRDN, AMT (a):
Michigan State Strategic Fund, Limited Obligation,			Series E, 0.65%, 4/07/09	10,900	10,900,000
IDR (GNP Real Estate Project), VRDN, AMT,			Series F, 0.63%, 4/07/09	10,900	10,900,000
0.80%, 4/07/09 (a)	1,920	1,920,000			245,178,931

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments (concluded)			CMA Michigan Municipal Money Fund
			(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value

Puerto Rico — 6.8%

Puerto Rico Commonwealth Highway and Transportation
Authority, Revenue Refunding Bonds, ROCS, VRDN,
Series II-R-10327CE, 2.46%, 4/07/09 (a)(b)	$ 5,700	$ 5,700,000
Puerto Rico Commonwealth, Public Improvement, GO,
Refunding, Bank of America Austin Trust, VRDN, Series
2008-355, 0.54%, 4/07/09 (a)(b)	10,125	10,125,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Refunding Bonds, FLOATS, VRDN, Series 2936,
0.69%, 4/07/09 (a)(b)(e)	3,000	3,000,000
		18,825,000
Total Investments (Cost — $264,003,931*) — 94.9%		264,003,931
Other Assets Less Liabilities — 5.1%		14,220,790
Net Assets — 100.0%		$ 278,224,721

* Cost for federal income tax purposes.
(a) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) BHAC Insured.
(d) FGIC Insured.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
•Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of invest-
ments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2009 in determin-
ing the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	—
Level 2	$264,003,931
Level 3	—
Total	$264,003,931

See Notes to Financial Statements.

20 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments March 31, 2009			CMA New Jersey Municipal Money Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

New Jersey — 95.5%			New Jersey (continued)

Allamuchy Township, New Jersey, GO, BAN,			Long Beach Township, New Jersey, GO, BAN,
2.50%, 7/21/09	$4,300	$ 4,306,589	3.50%, 12/16/09	$ 3,118	$ 3,153,574
Bergen County, New Jersey, Improvement Authority,			Lower Township, New Jersey, GO, BAN:
County-Guaranteed Shared DPW Facility, Lease			2%, 4/03/09	3,631	3,631,073
Revenue Project Notes, 2.50%, 4/30/09	4,500	4,502,907	2.50%, 5/29/09	4,000	4,002,276
Berkeley Heights Township, New Jersey, GO, BAN,			Margate City, New Jersey, GO, BAN, 3%, 7/15/09	7,200	7,224,636
1.50%, 9/24/09	6,725	6,756,593	Medford Township, New Jersey, GO, BAN, Series A,
Boonton, New Jersey, GO, BAN, 2%, 1/22/10	3,156	3,166,688	2.75%, 7/14/09	7,821	7,838,868
Brick Township, New Jersey, GO, BAN, Series A,			Mercer County, New Jersey, GO, BAN, Series A,
1.50%, 11/20/09	14,619	14,704,580	2.25%, 1/14/10	3,100	3,133,572
Bridgewater Township, New Jersey, GO, BAN:			Middle Township, New Jersey, GO, BAN, 2.50%, 7/15/09	4,094	4,102,569
2.50%, 8/20/09	4,000	4,013,155	Middlesex, New Jersey, GO, BAN, 2.75%, 5/21/09	6,075	6,079,439
1.50%, 1/28/10	9,100	9,168,326	Millburn Township, New Jersey, GO, BAN, 1.50%, 1/15/10	3,820	3,841,367
1.50%, 3/10/10	9,100	9,173,272	Monmouth Beach, New Jersey, GO, BAN, 5%, 10/23/09	1,367	1,370,688
Butler, New Jersey, GO, BAN, 2.50%, 8/28/09	4,914	4,923,744	Morris Plains, New Jersey, GO, BAN, 2.50%, 7/24/09	1,225	1,227,269
Camden County, New Jersey, Improvement Authority			New Jersey Building Authority, State Building Revenue
Revenue Bonds (Harvest Village Senior Redevelopment			Bonds, VRDN (a):
Project), VRDN, Series A, 0.23%, 4/01/09 (a)	9,455	9,455,000	Sub-Series A-1, 0.25%, 4/07/09	3,600	3,600,000
Camden County, New Jersey, Improvement Authority,			Sub-Series A-3, 0.25%,4/07/09	5,395	5,395,000
Special Revenue Bonds, VRDN, 0.54%, 4/07/09 (a)	2,035	2,035,000	New Jersey EDA, EDR, Refunding, VRDN (a):
Cape May, New Jersey, GO, 2.50%, 7/23/09	3,375	3,381,831	(Diocese of Metuchen Project), 0.30%, 4/07/09	8,890	8,890,000
Carlstadt, New Jersey, GO, BAN, 1.50%, 1/29/10	9,100	9,156,392	(Jewish Community Foundation Metro West),
Carteret, New Jersey, GO, BAN, 3.50%, 10/23/09	3,900	3,921,461	0.57%, 4/07/09	5,400	5,400,000
Chester Township, New Jersey, GO, BAN, 1.25%, 2/26/10	3,209	3,223,769	New Jersey EDA, EDR, VRDN (a):
Cliffside Park, New Jersey, GO, BAN, 1.50%, 3/26/10	1,400	1,411,792	(The Frisch School Project), 0.33%, 4/07/09	5,400	5,400,000
Colts Neck Township, New Jersey, GO, BAN, Series A,			(Morris Museum Project), 0.35%, 4/07/09	9,720	9,720,000
2.50%, 8/19/09	3,594	3,601,860	(MZR Real Estate LP Project), AMT, 0.67%, 4/07/09	6,915	6,915,000
Cranford Township, New Jersey, GO, BAN:			(PB Tower & Metro Project), AMT, Series A,
2%, 1/14/10	3,026	3,040,399	0.72%, 4/07/09	3,505	3,505,000
1.50%, 2/04/10	5,788	5,827,559	(PB Tower & Metro Project), AMT, Series B,
East Hanover Township, New Jersey, GO, BAN,			0.72%, 4/07/09	1,910	1,910,000
2.50%, 8/18/09	1,250	1,252,587	(Wyckoff Family YMCA Inc. Project),
Edgewater, New Jersey, GO, BAN, 2.50%, 8/21/09	8,684	8,712,760	0.60%, 4/07/09	6,150	6,150,000
Evesham Township, New Jersey, GO, BAN, Series A,			New Jersey EDA, Gas Facilities Revenue Refunding
2.75%, 8/04/09	4,089	4,100,049	Bonds (Pivotal Utility Holdings), VRDN, AMT,
Fairfield Township, New Jersey, GO, BAN, 1.50%, 2/26/10	5,489	5,519,075	0.20%, 4/01/09 (a)	15,000	15,000,000
Florham Park, New Jersey, GO, Refunding, BAN,			New Jersey EDA, Revenue Bonds VRDN (a):
1.50%, 2/03/10	3,125	3,143,625	(Applewood Estates Project), Series B,
Garden State Preservation Trust of New Jersey, Open			0.42%, 4/07/09	23,885	23,885,000
Space and Farmland Revenue Bonds, FLOATS, VRDN,			(Applewood Estates Project), Series C,
Series DCL 006, 3.25%, 4/07/09 (a)(b)(d)	6,120	6,120,000	0.42%, 4/07/09	5,265	5,265,000
Glen Rock, New Jersey, GO, BAN, 1.50%, 1/22/10	5,347	5,383,721	(Esarc, Inc. Project), 0.57%, 4/07/09	2,490	2,490,000
Gloucester City, New Jersey, GO, BAN, Series A,			FLOATS, Series 3008, 0.54%, 4/07/09 (b)(e)	24,695	24,695,000
2.25%, 4/28/09	3,950	3,951,218	(Jewish Family Service), 0.57%, 4/07/09	915	915,000
Haddonfield, New Jersey, GO, BAN, 2.50%, 7/23/09	1,973	1,976,993	(Presbyterian Homes), Series A, 0.37%, 4/07/09	23,310	23,310,000
Harrison Township, New Jersey, GO, BAN, Series A,			(Urban League Project), 0.52%, 4/07/09	2,725	2,725,000
2.75%, 5/19/09	9,393	9,401,570	New Jersey EDA, Revenue Refunding Bonds, VRDN,
Hazlet Township, New Jersey, GO, BAN, 2.50%, 7/31/09	3,321	3,325,898	Series B (a):
Hillsborough Township, New Jersey, GO, BAN,			(Cedar Crest Village, Inc.), 0.35%, 4/07/09	29,475	29,475,000
2.25%, 12/11/09	3,049	3,056,717	(Presbyterian Homes), 0.37%, 4/07/09	9,905	9,905,000
Howell Township, New Jersey, GO, BAN, 3%, 9/15/09	7,700	7,731,578	New Jersey EDA, School Facilities Construction Revenue
Howell Township, New Jersey, Sewer Utility, GO, BAN,			Bonds, Eagle Tax-Exempt Trust, VRDN, Series
3%, 9/15/09	4,565	4,583,721	2008-0003, Class A, 2.05%, 4/07/09 (a)(b)(d)	4,950	4,950,000
Hudson County, New Jersey, Improvement Authority			New Jersey EDA, School Facilities Construction Revenue
Revenue Bonds (Essential Purpose Pooled Government),			Bonds, VRDN, Sub-Series R-2, 0.30%, 4/01/09 (a)	6,915	6,915,000
VRDN, 0.42%, 4/07/09 (a)	4,980	4,980,000	New Jersey EDA, School Facilities Construction, Revenue
Keyport, New Jersey, GO, BAN, 2.25%, 8/07/09	6,485	6,491,563	Refunding Bonds, VRDN (a):
Lakewood Township, New Jersey, GO, BAN,			Series V-1, 1.22%, 4/07/09	15,000	15,000,000
2.75%, 7/10/09	3,160	3,165,997	Series V-2, 2%, 4/07/09	15,700	15,700,000
Lambertville, New Jersey, GO, BAN, 2.50%, 6/12/09	4,837	4,843,045	New Jersey EDA, Special Facility Revenue Bonds
Lenape Regional High School District, New Jersey, GO,			(Port Newark Container LLC), VRDN, AMT,
GAN, 3.50%, 12/23/09	5,750	5,770,400	0.60%, 4/07/09 (a)	9,000	9,000,000
Linwood, New Jersey, GO, BAN, 3%, 6/23/09	900	901,315	New Jersey EDA, TECP, 2.50%, 4/07/09	27,800	27,800,000
Little Ferry, New Jersey, GO, BAN, 2.75%, 7/17/09	4,996	5,009,208	New Jersey EDA, Thermal Energy Facilities Revenue
			Bonds (Marina Energy LLC), VRDN, AMT, Series A,
			0.55%, 4/07/09 (a)	9,200	9,200,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments (continued)			CMA New Jersey Municipal Money Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

New Jersey (continued)			New Jersey (continued)

New Jersey Health Care Facilities Financing Authority			Newark, New Jersey, Port Authority Revenue Bonds,
Revenue Bonds, VRDN (a):			Deutsche Bank SPEARS/LIFERS Trust, SPEARS, VRDN,
(Children’s Specialized Hospital Project), Series B,			Series DBE-511, 0.48%, 4/07/09 (a)(b)(g)	$ 5,380	$ 5,380,000
0.43%, 4/07/09	$ 16,285	$ 16,285,000	Newton, New Jersey, GO, BAN, 2.50%, 6/25/09	3,249	3,253,276
(Meridian Health System), Series B, 0.37%, 4/07/09	27,500	27,500,000	Nutley, New Jersey, GO, BAN, 4%, 12/18/09	1,534	1,544,684
(Recovery Management System Inc.),			Oakland, New Jersey, GO, BAN, 2%, 2/11/10	5,627	5,653,412
0.39%, 4/07/09	1,940	1,940,000	Pennsauken Township, New Jersey, GO, BAN, Series A,
(Robert Wood Johnson University), Series A3,			2.50%, 9/08/09	2,888	2,896,503
0.43%, 4/07/09	9,500	9,500,000	Phillipsburg, New Jersey, GO, BAN, 2.25%, 9/04/09	3,257	3,258,363
(Wiley Mission Project), 0.39%, 4/07/09	10,560	10,560,000	Port Authority of New York and New Jersey,
New Jersey Health Care Facilities Financing Authority,			Consolidated Revenue Refunding Bonds, JPMorgan
Revenue Refunding Bonds, VRDN (a):			Securities, Inc., PUTTERS, VRDN, AMT, Series 3176,
(Holy Name Hospital), Bank of America Austin Trust,			0.60%, 4/07/09 (a)(b)(e)	27,860	27,860,000
Series 2008-353, 0.64%, 4/07/09	4,000	4,000,000	Port Authority of New York and New Jersey, Revenue
(RWJ Health Care Corporation), 0.37%, 4/07/09	7,565	7,565,000	Refunding Bonds, VRDN (a)(b):
New Jersey State Educational Facilities Authority			FLOATS, AMT, Series 2977, 0.59%, 4/07/09 (e)	3,335	3,335,000
Revenue Bonds, ROCS, VRDN, Series II-R-10284,			JPMorgan Securities, Inc., PUTTERS, AMT, Series
0.54%, 4/07/09 (a)(b)	8,000	8,000,000	3193, 0.60%, 4/07/09 (e)	12,995	12,995,000
New Jersey State Educational Facilities Authority, Revenue			PUTTERS, Series 1546, 0.45%, 4/07/09	5,710	5,710,000
Refunding Bonds (Centenary College), VRDN, Series A,			PUTTERS, Series 3095, 0.45%, 4/07/09	8,400	8,400,000
0.39%, 4/07/09 (a)	7,740	7,740,000	Port Authority of New York and New Jersey, Special
New Jersey State, GO, Refunding, Series J, 5%, 7/15/09	1,700	1,719,510	Obligation Revenue Refunding Bonds (Versatile
New Jersey State Higher Education Assistance Authority,			Structure Obligation), VRDN (a):
Student Loan Revenue Bonds, RBC Municipal			AMT, Series 1R, 0.20%, 4/01/09	95,500	95,500,000
Products, Inc., FLOATS, VRDN, AMT (a)(b):			AMT, Series 4, 0.45%, 4/01/09	88,400	88,400,000
Series L-35, 0.69%, 4/07/09	25,245	25,245,000	AMT, Series 6, 0.45%, 4/01/09	45,100	45,100,000
Series L-36, 0.69%, 4/07/09	11,500	11,500,000	Series 3, 0.10%, 4/01/09	20,200	20,200,000
New Jersey State Higher Education Assistance Authority,			Readington Township, New Jersey, GO, BAN,
Student Loan Revenue Bonds, ROCS, VRDN, AMT,			1.50%, 2/04/10	22,000	22,140,884
Series II-R-11571, 0.83%, 4/07/09 (a)(b)(c)	6,500	6,500,000	Ridgefield Park, New Jersey, GO, BAN, 2.75%, 4/24/09	1,833	1,833,616
New Jersey State Housing and Mortgage Finance Agency,			Rutherford, New Jersey, GO, BAN, 2.75%, 5/01/09	7,660	7,665,623
S/F Housing Revenue Bonds, VRDN (a):			Saddle River, New Jersey, GO, BAN, 1%, 4/01/10	6,266	6,291,377
0.30%, 4/07/09	15,000	15,000,000	Salem County, New Jersey, Pollution Control Financing
AMT, Series Q, 2%, 4/07/09	59,700	59,700,000	Authority, Revenue Refunding Bonds (Public
AMT, Series R, 2%, 4/07/09	32,615	32,615,000	Service Electric & Gas Company), VRDN, Series B2,
AMT, Series V, 0.36%, 4/07/09	51,375	51,375,000	0.38%, 4/07/09 (a)	7,000	7,000,000
AMT, Series Y, 0.60%, 4/07/09	9,000	9,000,000	Scotch Plains-Fanwood School District, New Jersey, GO,
AMT, Series Z, 0.47%, 4/07/09	6,000	6,000,000	BAN, Series A, 2.50%, 6/11/09	1,800	1,801,737
Series P, 2%, 4/07/09	7,685	7,685,000	Scotch Plains, New Jersey, GO, BAN, 1.50%, 1/22/10	7,800	7,854,224
New Jersey State Transportation Trust Fund Authority			Secaucus, New Jersey, GO, Refunding, BAN,
Revenue Bonds, Clipper Tax-Exempt Certificates Trust,			1.50%, 1/15/10	14,014	14,103,845
VRDN, Series 2006-12, 0.59%, 4/07/09 (a)(b)	59,315	59,315,000	South Plainfield, New Jersey, GO, BAN, 2.75%, 7/01/09	7,320	7,335,114
New Jersey State Transportation Trust Fund Authority			Sparta Township, New Jersey, GO, BAN, 1.25%, 2/26/10	9,320	9,362,795
Revenue Bonds, Deutsche Bank SPEARS/			Summit, New Jersey, GO, BAN, 2.25%, 2/05/10	1,000	1,008,410
LIFERS Trust, SPEARS, VRDN, Series DB-447,			Sussex County, New Jersey, GO, BAN, 2.50%, 6/24/09	3,204	3,208,022
0.48%, 4/07/09 (a)(b)(d)(e)	3,000	3,000,000	Union Township, New Jersey, GO, BAN, 2.50%, 8/07/09	5,814	5,825,271
New Jersey State Transportation Trust Fund Authority,			Warren Township, New Jersey, GO, BAN:
Revenue Refunding Bonds, FLOATS, VRDN, Series			2.50%, 4/23/09	4,180	4,182,018
DCL-041, 3.25%, 4/07/09 (a)(b)	11,085	11,085,000	3%, 4/23/09	1,520	1,520,939
New Jersey State Turnpike Authority, Turnpike Revenue			Washington Township, Warren County, New Jersey, GO,
Bonds, VRDN (a):			BAN, 2.50%, 5/15/09	3,998	3,999,945
Series A, 0.47%, 4/07/09	10,000	10,000,000	Wayne Township, New Jersey, GO, BAN, 2%, 9/18/09	5,320	5,339,987
Series C-1, 2.25%, 4/07/09 (d)	13,000	13,000,000	West Long Branch, New Jersey, GO, BAN, 3%, 5/21/09	3,519	3,522,595
New Jersey State Turnpike Authority, Turnpike Revenue			West Orange Township, New Jersey, GO, BAN,
Refunding Bonds, VRDN (a):			2.50%, 4/09/09	2,462	2,462,181
ROCS, Series II-R-10380,			West Paterson, New Jersey, GO, BAN, 2.75%, 7/17/09	5,303	5,317,065
0.81%, 4/07/09 (b)(e)(f)	22,550	22,550,000	Westfield, New Jersey, GO, BAN, 2.50%, 4/09/09	2,738	2,738,411
Series D, 0.30%, 4/07/09	8,400	8,400,000	Westwood, New Jersey, GO, BAN, 2.50%, 7/24/09	2,351	2,355,360
New Milford, New Jersey, GO, BAN, 2.25%, 6/30/09	4,856	4,862,779			1,446,280,234
Newark, New Jersey, Housing Authority, Port Authority-
Port Newark Marine Terminal, Revenue Refunding Bonds,
BB&T Municipal Trust, FLOATS, VRDN, Series 2044,
0.51%, 4/07/09 (a)(b)(g)	4,370	4,370,000

See Notes to Financial Statements.

22 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments (concluded)			CMA New Jersey Municipal Money Fund
			(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value

Puerto Rico — 4.4%

Puerto Rico Commonwealth, Public Improvement, GO,
Refunding, Bank of America Austin Trust, VRDN,
Series 2008-355, 0.54%, 4/07/09 (a)(b)	$ 45,575	$ 45,575,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Refunding Bonds, FLOATS, VRDN, Series
2936, 0.69%, 4/07/09 (a)(b)(e)	22,050	22,050,000
		67,625,000
Total Investments (Cost — $1,513,905,234*) — 99.9%		1,513,905,234
Other Assets Less Liabilities — 0.1%		853,942
Net Assets — 100.0%	$1,514,759,176

* Cost for federal income tax purposes.
(a) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Assured Guaranty Insured.
(d) FSA Insured.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f) BHAC Insured.
•Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of invest-
ments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2009 in determin-
ing the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	—
Level 2	$1,513,905,234
Level 3	—
Total	$1,513,905,234

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments March 31, 2009			CMA New York Municipal Money Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

New York — 97.9%			New York (continued)

Albany County, New York, Airport Authority, Airport			Hunter-Tannersville, New York, Central School District, GO,
Revenue Refunding Bonds, VRDN, AMT, Series A,			BAN, 2.75%, 7/17/09	$7,512	$ 7,535,788
0.64%, 4/07/09 (a)	$ 13,905	$ 13,905,000	Irvington, New York, Union Free School District, GO, TAN,
Albany, New York, City School District, GO, BAN, Series A,			3.25%, 6/19/09	6,000	6,018,328
3%, 6/26/09	10,000	10,028,323	Kenmore-Tonawanda, New York, Union Free School District,
Albany, New York, IDA, Civic Facility Revenue Bonds			GO, BAN, 3%, 9/10/09	5,564	5,590,615
(Albany Medical Center Hospital Project), VRDN,			Lancaster Town, New York, GO, BAN, 3%, 7/22/09	7,360	7,383,029
Series C, 0.54%, 4/07/09 (a)	1,920	1,920,000	Levittown, New York, Union Free School District, GO, BAN,
Ardsley, New York, Union Free School District, GO, TAN,			2.75%, 7/17/09	6,040	6,059,695
2.75%, 6/26/09	3,095	3,100,443	Lindenhurst, New York, Union Free School District, GO,
Auburn, New York, GO, BAN, Series A, 1.99%, 6/05/09	6,660	6,668,972	TAN, 2.75%, 6/24/09	24,500	24,560,035
Averill Park, New York, Central School District, GO, BAN,			Livonia, New York, Central School District, GO, BAN,
Series A, 2.50%, 7/24/09	10,710	10,740,201	2.50%, 6/25/09	2,270	2,271,620
Babylon, New York, Union Free School District, GO, TAN,			Long Beach, New York, GO, BAN, 1.75%, 10/29/09	10,000	10,038,051
2.75%, 6/26/09	4,000	4,009,487	Long Island Power Authority, New York, Electric System
Bayport-Blue Point, New York, Union Free School District,			Revenue Bonds, VRDN (a):
GO, TAN, 1.64%, 6/30/09	5,765	5,780,693	Sub-Series 2A, 0.49%, 4/07/09	12,160	12,160,000
Beacon, New York, City School District, GO, BAN,			Sub-Series 3B, 0.23%, 4/01/09	4,000	4,000,000
2.50%, 6/30/09	4,920	4,928,578	Massapequa, New York, Union Free School District, GO,
Broome County, New York, GO, Refunding, BAN,			TAN, 2.50%, 6/24/09	4,755	4,764,580
2.75%, 4/17/09	15,000	15,007,902	Metropolitan Transportation Authority, New York, Dedicated
Burnt Hills-Ballston Lake Central School District,			Tax Fund, Revenue Refunding Bonds, VRDN, Sub-Series
New York, GO:			B-2, 0.30%, 4/07/09 (a)	6,675	6,675,000
BAN, Series A, 3%, 7/02/09	4,873	4,888,983	Metropolitan Transportation Authority, New York, Revenue
TAN, Series A, 3%, 7/02/09	2,855	2,864,151	Refunding Bonds, VRDN, Series G, 0.25%, 4/01/09 (a)	10,100	10,100,000
Carmel, New York, Central School District, GO, RAN,			Middletown, New York, GO, BAN, 2.75%, 4/10/09	4,310	4,311,188
3%, 6/30/09	3,800	3,811,255	Miller Place, New York, Union Free School District, GO,
Cassadaga Valley, New York, Central School District, GO,			TAN, 2.50%, 6/30/09	5,315	5,326,998
Refunding, BAN, 2.75%, 6/16/09	7,705	7,715,500	Mineola, New York, Union Free School District, GO, TAN,
Cattaraugus County, New York, Development Agency,			2.75%, 6/29/09	3,720	3,730,467
IDR (Gowanda Electronics Corporation), VRDN, AMT,			Monroe County, New York, IDA, Revenue Bonds (Klein
Series A, 1.35%, 4/07/09 (a)	1,585	1,585,000	Steel Service, Inc.), VRDN, AMT, 0.64%, 4/07/09 (a)(i)	7,885	7,885,000
Center Moriches, New York, Union Free School District,			Montauk, New York, Union Free School District, GO, TAN,
GO, TAN, 3%, 6/26/09	2,000	2,003,566	3%, 6/24/09	2,000	2,004,645
Chautauqua County, New York, GO, BAN, 2.25%, 1/15/10	9,996	10,079,143	Monticello, New York, Central School District, GO, BAN,
Churchville Chili, New York, Central School District, GO,			2.50%, 7/24/09	5,305	5,314,995
BAN, 2.75%, 6/24/09	7,230	7,245,204	Mount Sinai, New York, Union Free School District, GO,
Cohoes, New York, IDA, Urban Cultural Park Facility			TAN, 2.75%, 6/30/09	9,435	9,459,738
Revenue Bonds (Eddy Cohoes Project), VRDN,			Nassau County, New York, IDA, Revenue Bonds
0.38%, 4/07/09 (a)	7,600	7,600,000	(Clinton Plaza Senior Housing Project), VRDN, AMT,
Commack, New York, Union Free School District, GO, TAN,			0.74%, 4/07/09 (a)(d)	13,250	13,250,000
2.75%, 6/30/09	12,740	12,774,780	Nassau County, New York, Interim Financing Authority,
Deer Park, New York, Union Free School District, GO, TAN,			Sales Tax Secured Revenue Refunding Bonds, VRDN (a):
2.50%, 6/30/09	13,110	13,139,598	Series A, 0.30%, 4/07/09	15,000	15,000,000
Depew, New York, Union Free School District, GO, BAN,			Series C, 1.40%, 4/07/09	20,000	20,000,000
2.50%, 6/03/09	6,140	6,147,073	Series D, 2.15%, 4/07/09	43,000	43,000,000
East Aurora, New York, GO, BAN, 2.75%, 4/02/09	3,400	3,400,176	New York City, New York, City Health and Hospital
East Fishkill, New York, GO, BAN, 2.75%, 4/15/09	3,495	3,496,042	Corporation, Health System Revenue Refunding Bonds,
East Ramapo Central School District, New York, GO, BAN,			VRDN (a):
2.50%, 6/19/09	7,800	7,811,078	Series B, 0.27%, 4/07/09	11,400	11,400,000
Erie County, New York, IDA, Civic Facility Revenue			Series C, 0.35%, 4/07/09	7,700	7,700,000
Bonds (Claddagh Commission Inc. Project), VRDN,			New York City, New York, City Housing Development
1.15%, 4/07/09 (a)	1,085	1,085,000	Corporation, M/F Housing Revenue Bonds:
Erie County, New York, IDA, Revenue Bonds (Orchard Park			(1405 Fifth Avenue Apartments), VRDN, AMT, Series A,
CCRC Project), VRDN, Series B, 2.38%, 4/07/09 (a)	3,425	3,425,000	0.70%, 4/07/09 (a)	9,500	9,500,000
Fayetteville-Manlius Central School District, New York, GO,			Series M, 1.20%, 12/22/09 (j)	11,400	11,400,000
BAN, 2.75%, 4/24/09	6,214	6,218,866	VRDN, AMT, Series A-1-B, 0.50%, 4/07/09 (a)	11,505	11,505,000
Guilderland, New York, IDA, Civic Facility, Revenue Bonds			VRDN, AMT, Series H-2-B, 0.65%, 4/01/09 (a)	44,290	44,290,000
(West Turnpike), VRDN, Series A, 1.15%, 4/07/09 (a)	2,120	2,120,000	VRDN, AMT, Series I, 1.85%, 4/07/09 (a)	54,000	54,000,000
Hamburg Town, New York, GO, BAN, 2.75%, 7/16/09	5,960	5,978,206	New York City, New York, City Housing Development
Hicksville, New York, Union Free School District, GO, TAN,			Corporation, M/F Housing Revenue Refunding
3%, 6/26/09	8,500	8,524,432	Bonds, ROCS, VRDN, AMT, Series II-R-11699,
Hoosick Falls, New York, Central School District, GO,			0.70%, 4/07/09 (a)(b)(i)	6,570	6,570,000
Refunding, BAN, 3%, 4/03/09	5,860	5,860,606

See Notes to Financial Statements.

24 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments (continued)			CMA New York Municipal Money Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

New York (continued)			New York (continued)

New York City, New York, City Housing Development			New York City, New York, City Transitional Finance Authority,
Corporation, M/F Mortgage Revenue Bonds, AMT, VRDN,			Future Tax Secured Revenue Bonds, VRDN (a):
Series A (a):			Series A-1, 0.55%, 4/07/09	$2,200	$ 2,200,000
(Parkview II Apartments Project), 0.70%, 4/07/09	$4,255	$ 4,255,000	Series A-2, 0.30%, 4/07/09	67,615	67,615,000
(Spring Creek Housing LP), 0.70%, 4/07/09	21,000	21,000,000	New York City, New York, City Transitional Finance Authority
(Susans Court Project), 0.70%, 4/07/09	19,000	19,000,000	Revenue Bonds, VRDN (a):
New York City, New York, City Housing Development			(New York City Recovery) Series 1, Sub-Series 1-C,
Corporation, M/F Rental Housing Revenue Bonds, VRDN,			0.14%, 4/01/09	6,200	6,200,000
Series A (a):			(New York City Recovery) Series 3, Sub-Series 3-G,
(155 West 21st Street Development), AMT,			0.27%, 4/07/09	47,810	47,810,000
0.45%, 4/07/09 (d)	11,500	11,500,000	Sub-Series 2-B, 1.10%, 4/07/09	20,350	20,350,000
(Armory Place LLC), AMT, 0.45%, 4/07/09 (d)	14,065	14,065,000	Sub-Series 2-C, 0.30%, 4/0/709	1,655	1,655,000
(Atlantic Court Apartments Project), AMT,			New York City, New York, City Transitional Finance Authority
0.55%, 4/07/09 (e)	10,900	10,900,000	Revenue Refunding Bonds (New York City Recovery),
(Brittany Development), AMT, 0.45%, 4/07/09 (d)	24,830	24,830,000	VRDN, Series 3, Sub-Series 3-B, 0.45%, 4/01/09 (a)	35,925	35,925,000
(Carnegie Park), 0.32%, 4/07/09 (d)	26,550	26,550,000	New York City, New York, City Transitional Finance Authority,
(Clinton 54 LLC), AMT, 0.45%, 4/07/09 (d)	35,400	35,400,000	Special Tax Revenue Refunding Bonds, VRDN, Series C,
(Lyric Development), AMT, 0.45%, 4/07/09 (d)	12,765	12,765,000	0.27%, 4/07/09 (a)	70,000	70,000,000
(One Columbus Place Development), AMT,			New York City, New York, GO, JPMorgan Securities, Inc.,
0.45%, 4/07/09 (d)	13,700	13,700,000	PUTTERS, VRDN, Series 3282, 0.45%, 4/07/09 (a)(b)(i)	3,325	3,325,000
(West 43rd Street Development), AMT,			New York City, New York, GO, ROCS, VRDN, Series
0.45%, 4/07/09 (d)	19,400	19,400,000	II-R-251A, 1.43%, 4/07/09 (a)(b)	30,000	30,000,000
(West 61st Street Apartments Project), AMT,			New York City, New York, GO, Refunding, VRDN (a):
0.45%, 4/07/09 (d)	15,000	15,000,000	Sub-Series C-2, 0.35%, 4/07/09	7,615	7,615,000
(West 89th Street Development), AMT,			Sub-Series C-3, 0.31%, 4/07/09	12,815	12,815,000
0.45%, 4/07/09	35,400	35,400,000	Sub-Series J-4, 0.25%, 4/01/09	18,500	18,500,000
(West End Towers), AMT, 0.47%, 4/07/09 (d)	34,000	34,000,000	Sub-Series J-9, 0.36%, 4/07/09	20,300	20,300,000
New York City, New York, City IDA, Civic Facility Revenue			New York City, New York, GO, VRDN (a):
Bonds, VRDN (a):			Series F-4, 0.40%, 4/07/09	6,860	6,860,000
(College of Mount Saint Vincent Project), Series B,			Series F-5, 0.35%, 4/07/09	11,675	11,675,000
0.38%, 4/07/09 (c)	2,400	2,400,000	Series H-1, 0.45%, 4/01/09	300	300,000
(Heart Share Human Services), Series A,			Sub-Series A-3, 0.35%, 4/07/09	25,800	25,800,000
0.50%, 4/07/09	4,700	4,700,000	Sub-Series A-9, 0.35%, 4/07/09	2,520	2,520,000
(Lycee Francais de New York Project), Series B,			Sub-Series B-9, 0.35%, 4/07/09	8,700	8,700,000
0.35%, 4/07/09	3,350	3,350,000	Sub-Series F-3, 0.49%, 4/07/09	5,725	5,725,000
New York City, New York, City IDA, Civic Facility Revenue			Sub-Series H-2, 0.35%, 4/07/09	5,600	5,600,000
Refunding Bonds, VRDN (a):			Sub-Series H-6, 0.45%, 4/07/09	9,515	9,515,000
(Brooklyn Heights Montessori School Project),			Sub-Series I-5, 0.15%, 4/01/09	10,650	10,650,000
0.47%, 4/07/09	5,975	5,975,000	Sub-Series L-4, 0.15%, 4/01/09	5,000	5,000,000
(Touro College Project), 0.40%, 4/07/09	4,500	4,500,000	Sub-Series L-5, 0.90%, 4/01/09	9,800	9,800,000
New York City, New York, City IDA, Special Facility Revenue			New York City, New York, Trust for Cultural Resources
Bonds (Air Express International Corporation Project),			Revenue Bonds (Lincoln Center for the Performing
VRDN, AMT, 0.50%, 4/07/09 (a)	14,000	14,000,000	Arts, Inc. Project), VRDN (a):
New York City, New York, City Municipal Water Finance			Series B-1, 0.27%, 4/07/09	3,750	3,750,000
Authority, Water and Sewer System Revenue Bonds,			Series B-2, 0.35%, 4/07/09	16,500	16,500,000
VRDN (a)(b):			New York City, New York, Trust for Cultural Resources,
PUTTERS, Series 2540, 0.45%, 4/07/09	1,460	1,460,000	Revenue Refunding Bonds:
PUTTERS, Series 2559, 0.45%, 4/07/09	1,775	1,775,000	VRDN, (Lincoln Center for the Performing Arts, Inc.
ROCS, Series II-R-9301, 1%, 4/07/09	7,985	7,985,000	Project), Series A-1, 0.16%, 4/07/09 (a)	30,700	30,700,000
New York City, New York, City Municipal Water Finance			(Museum of Modern Art), Series 1A, 4%, 8/01/09 (j)	4,390	4,422,759
Authority, Water and Sewer System Revenue Refunding			New York Convention Center Development Corporation,
Bonds, VRDN (a)(b):			Eclipse Funding Trust, Solar Eclipse Certificates, VRDN,
Eagle Tax-Exempt Trust, Series 2008-0023 Class A,			Series 2006-0004, 0.44%, 4/07/09 (a)(b)(g)	20,655	20,655,000
1.05%, 4/07/09	22,675	22,675,000	New York Liberty Development Corporation Revenue
FLOATS, Series 1501, 0.54%, 4/07/09	5,980	5,980,000	Bonds (Goldman Sachs Headquarters), BB&T
PUTTERS, Series 988, 0.45%, 4/07/09	10,665	10,665,000	Municipal Trust, FLOATS, VRDN, Series 2025,
Sub-Series B-1, 0.30%, 4/07/09	6,500	6,500,000	0.44%, 4/07/09 (a)(b)	15,865	15,865,000
Sub-Series B-3, 0.25%, 4/01/09	35,300	35,300,000	New York State Commander of General Services Revenue
New York City, New York, City Municipal Water Finance			Bonds (People of the State of New York), VRDN,
Authority, Water and Sewer System, Second General			0.38%, 4/07/09 (a)	12,756	12,756,000
Resolution Revenue Refunding Bonds, VRDN (a):			New York State Dormitory Authority, Mental Health
Series AA-1, 0.15%, 4/01/09	19,800	19,800,000	Services Revenue Bonds, VRDN, (a):
Series AA-2, 1%, 4/01/09	4,000	4,000,000	Sub-Series D-2E, 0.40%, 4/07/09	2,800	2,800,000
			Sub-Series D-2G, 0.40%, 4/07/09	25,385	25,385,000
			Sub-Series D-2H, 0.40%, 4/07/09	15,000	15,000,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments (continued)			CMA New York Municipal Money Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

New York (continued)			New York (continued)

New York State Dormitory Authority, Non-State Supported			New York State, HFA, Revenue Bonds, VRDN (a):
Debt Revenue Bonds (Rockefeller University), VRDN,			(80 DeKalb Avenue Project), AMT, Series A,
Series A2, 0.27%, 4/07/09 (a)	$ 8,300	$ 8,300,000	0.47%, 4/07/09	$ 32,850	$ 32,850,000
New York State Dormitory Authority, Non-State Supported			(125 West 31st Street Housing), AMT, Series A,
Debt, Revenue Refunding Bonds (Cornell University),			0.45%, 4/07/09 (d)	15,000	15,000,000
VRDN, Series B, 0.20%, 4/01/09 (a)	31,400	31,400,000	(320 West 38th Street Project), Series A,
New York State Dormitory Authority Revenue Bonds,			0.32%, 4/07/09	12,000	12,000,000
VRDN (a)(b):			(360 West 43rd Street), AMT, Series A,
Eagle Tax-Exempt Trust, Series 2006-0002, Class A,			0.45%, 4/07/09 (d)	23,565	23,565,000
0.58%, 4/07/09	30,800	30,800,000	(1500 Lexington Associates LLC), AMT, Series A,
Eagle Tax-Exempt Trust, Series 2006-0164, Class A,			0.50%, 4/07/09 (d)	4,400	4,400,000
0.58%, 4/07/09	17,000	17,000,000	(Avalon Bowery Place II), AMT, Series A,
(Glen Eddy, Inc.), 0.38%, 4/07/09	10,355	10,355,000	0.82%, 4/07/09	25,000	25,000,000
PUTTERS, Series 1955, 0.45%, 4/07/09	6,615	6,615,000	(Gethsemane Apartments), AMT, Series A,
ROCS, Series II-R-12040, 1.01%, 4/07/09	6,500	6,500,000	0.50%, 4/07/09 (d)	12,000	12,000,000
New York State Dormitory Authority, Revenue Refunding			(Grace Towers Housing II LLC), AMT, Series A,
Bonds, VDRN (a):			0.45%, 4/07/09 (e)	4,975	4,975,000
(Cornell University), Series B, 0.26%, 4/07/09	9,265	9,265,000	(Kew Gardens Hills), AMT, 0.45%, 4/07/09	5,600	5,600,000
ROCS, Series II-R-11560, 0.60%, 4/07/09	2,200	2,200,000	(Normandie Court-I Project), 0.39%, 4/07/09	4,050	4,050,000
New York State Dormitory Authority, State Personal			(Saxony Housing), AMT, Series A, 0.45%, 4/07/09	29,100	29,100,000
Income Tax Revenue Bonds (Education), JPMorgan			(Tribeca Pointe LLC), AMT, Series A,
Securities, Inc., PUTTERS, VRDN, Series 3280,			0.45%, 4/07/09 (d)	22,900	22,900,000
0.45%, 4/07/09 (a)(b)	3,325	3,325,000	(Victory Housing), AMT, Series A, 0.45%, 4/07/09 (e)	19,000	19,000,000
New York State Dormitory Authority, State Supported			(Victory Housing), AMT, Series A, 0.50%, 4/07/09 (e)	12,700	12,700,000
Debt, Consolidated Fifth General Resolution, Revenue			(Worth Street Project), AMT, Series A,
Refunding Bonds (City University System), VRDN,			0.45%, 4/07/09 (d)	13,600	13,600,000
Series D, 0.35%, 4/07/09 (a)	10,000	10,000,000	New York State, HFA, Service Contract Revenue Refunding
New York State Dormitory Authority, State Supported			Bonds, VRDN (a):
Debt Revenue Bonds (Cornell University), VRDN (a):			Series C, 1.10%, 4/07/09	6,900	6,900,000
Series A, 0.26%, 4/07/09	5,000	5,000,000	Series E, 0.40%, 4/07/09	10,400	10,400,000
Series B, 0.26%, 4/07/09	9,765	9,765,000	Series M-2, 0.40%, 4/07/09	4,200	4,200,000
New York State Dormitory Authority, State Supported			New York State Local Government Assistance Corporation
Debt, Revenue Refunding Bonds (New York City Public			Revenue Bonds, VRDN (a):
Library), VRDN, Series B, 0.28%, 74/07/09 (a)	7,245	7,245,000	Series A, 0.35%, 4/07/09	45,800	45,800,000
New York State Energy Research and Development			Series B, 0.24%, 4/07/09	83	83,000
Authority, Facilities Revenue Bonds (Consolidated			Series B, 0.67%, 4/07/09	2,120	2,120,000
Edison Company of New York, Inc. Project), VRDN,			Series C, 0.24%, 4/07/09	8,800	8,800,000
AMT (a):			Series E, 0.35%, 4/07/09	15,720	15,720,000
Sub-Series C-1, 0.60%, 4/07/09	5,400	5,400,000	New York State Local Government Assistance Corporation,
Sub-Series C-2, 0.65%, 4/07/09	6,000	6,000,000	Revenue Refunding Bonds, Senior Lien, VRDN (a):
Sub-Series C-3, 0.53%, 4/07/09	27,500	27,500,000	Series B-BV, 0.32%, 4/07/09	3,300	3,300,000
New York State Energy Research and Development			Series B-CV, 0.31%, 4/07/09	10,380	10,380,000
Authority, PCR, Refunding (New York State Electric and			New York State Mortgage Agency, Homeowner Mortgage
Gas Corporation), VRDN (a):			Revenue Bonds, VRDN (a):
Series B, 0.53%, 4/07/09	7,000	7,000,000	AMT, Series 125, 1.55%, 4/07/09	25,000	25,000,000
Series C, 0.38%, 4/07/09	8,200	8,200,000	AMT, Series 139, 0.85%, 4/01/09	24,250	24,250,000
Series D1, 0.45%, 4/07/09	17,500	17,500,000	AMT, Series 147, 1.50%, 4/07/09	15,000	15,000,000
Series D2, 0.45%, 4/07/09	3,500	3,500,000	Series 159, 0.40%, 4/07/09	20,000	20,000,000
New York State Environmental Facilities Corporation, State			New York State Mortgage Agency, Homeowner Mortgage
Clean Water and Drinking Revenue Refunding Bonds,			Revenue Refunding Bonds, VRDN, Series 162,
PUTTERS, VRDN (a)(b):			0.40%, 4/07/09 (a)	8,300	8,300,000
JPMorgan Securities, Inc., Series 3269,			New York State Mortgage Agency Revenue Bonds, ROCS,
0.45%, 4/07/09 (i)	10,705	10,705,000	VRDN, AMT (a)(b)(i):
Series 2900, 0.45%, 4/07/09	3,500	3,500,000	Series II-R-11705, 0.69%, 4/07/09	6,780	6,780,000
New York State, HFA, Housing Revenue Bonds, VRDN,			Series II-R-11707, 0.68%, 4/07/09	6,210	6,210,000
AMT, Series A (a):			New York State Urban Development Corporation
(316 11th Avenue Project), 0.45%, 4/07/09 (d)	25,000	25,000,000	Revenue Bonds, PUTTERS, VRDN, Series 2750,
(363 West 30th Street), 0.47%, 4/07/09 (e)	12,150	12,150,000	0.45%, 4/07/09 (a)(b)	5,000	5,000,000
(Helena Housing), 0.60%, 4/07/09 (d)	10,000	10,000,000	Niagara-Wheatfield, New York, Central School District, GO,
(West 33rd Street Housing), 0.45%, 4/07/09 (d)	3,400	3,400,000	BAN, 2.75%, 5/20/09	2,164	2,166,355
New York State, HFA, M/F Revenue Bonds, VRDN,			North Babylon, New York, Union Free School District, GO,
(750 6th Ave), 0.45%, 4/07/09	5,000	5,000,000	TAN, 3%, 6/24/09	8,000	8,021,640
			North Hempstead, New York, GO, BAN, 3%, 6/26/09	2,000	2,004,905
			North Shore, Central School District, New York, Glen Head,
			GO, TAN, 2.50%, 6/24/09	4,090	4,098,526
			North Syracuse, New York, Central School District, GO,
			RAN, 2.75%, 6/19/09	4,000	4,007,049
See Notes to Financial Statements.

26 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments (continued)			CMA New York Municipal Money Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

New York (continued)			New York (continued)

Northeastern Clinton Central School District, New York,			Seneca Falls, New York, Central School District, GO:
Champlain, GO, BAN, 2.50%, 6/30/09	$3,790	$ 3,792,862	BAN, 2.75%, 6/19/09	$2,675	$ 2,680,238
Ogdensburg, New York, Enlarged City School District, GO,			RAN, 2.75%, 6/19/09	3,160	3,165,910
RAN, 2.75%, 6/26/09	3,255	3,258,181	South Colonie, New York, Central School District, GO,
Oneida County, New York, IDA, IDR (Rome Properties LLC			Refunding, BAN, 2.75%, 6/19/09	5,640	5,651,503
Project), VRDN, AMT, 1.25%, 4/07/09 (a)	3,900	3,900,000	South Glens Falls, New York, Central School District, GO:
Onondaga County, New York, IDA, Civic Facility Revenue			BAN, 2.75%, 6/19/09	3,400	3,406,506
Bonds (Syracuse University Project), VRDN, Series B,			RAN, 2.75%, 6/19/09	3,775	3,782,058
0.38%, 4/07/09 (a)	3,885	3,885,000	South Jefferson, New York, Central School District, GO,
Onondaga County, New York, IDA, IDR, VRDN, AMT (a):			RAN, 2.75%, 6/18/09	3,240	3,246,262
(G.A. Braun Inc. Project), 0.64%, 4/07/09	9,995	9,995,000	Suffolk County, New York, IDA, Civic Facility Revenue Bonds
(Peregrine International LLC Project), 0.65%, 4/07/09	1,700	1,700,000	(Touro College Project), VRDN, 0.40%, 4/07/09 (a)	2,100	2,100,000
Oswego County, New York, IDA, Civic Facility Revenue			Suffolk County, New York, Water Authority Revenue Bonds,
Bonds (O H Properties Inc. Project), VRDN, Series A,			BAN, 0.28%, 1/15/13	31,330	31,330,000
0.64%, 4/07/09 (a)	1,550	1,550,000	Syracuse, New York, IDA, Civic Facility Revenue Bonds
Otsego County, New York, IDA, Civic Facility Revenue			(Syracuse University Project), VRDN, Series A-2,
Bonds (Templeton Foundation Project), VRDN, Series A,			0.13%, 4/01/09 (a)	21,500	21,500,000
0.85%, 4/07/09 (a)	2,745	2,745,000	Tarrytown, New York, GO, BAN, Series B, 3%, 11/13/09	6,138	6,180,285
Penn Yan, New York, Central School District, GO, BAN,			Tarrytown, New York, GO, Refunding, BAN, 2.75%, 5/28/09	6,620	6,629,163
2.75%, 6/18/09	15,030	15,060,026	Thousand Island, New York, Central School District, GO,
Perinton, New York, GO, Refunding, BAN,			BAN, 3%, 6/30/09	6,790	6,802,409
3.50%, 12/22/09	7,180	7,303,111	Three Village Central School District (Brookhaven and
Plainview Old Bethpage, New York, Central School District,			Smithtown), New York, GO, BAN, 1.99%, 5/15/09	2,093	2,095,216
GO, TAN, 2.75%, 6/30/09	8,300	8,321,842	Tobacco Settlement Financing Corporation of New York,
Port Authority of New York and New Jersey, Revenue			Asset-Backed Revenue Refunding Bonds, Series B,
Refunding Bonds, VRDN (a)(b):			4%, 6/01/09 (j)	8,205	8,230,990
FLOATS, AMT, Series 2977, 0.59%, 4/07/09 (i)	7,110	7,110,000	Triborough Bridge and Tunnel Authority, New York, General
FLOATS, Series 766, 0.59%, 4/07/09 (h)	1,745	1,745,000	Revenue Refunding Bonds:
PUTTERS, AMT, Series 2945, 0.60%, 4/07/09	1,665	1,665,000	Series A-1, 2%, 1/20/10 (j)	20,000	20,217,211
Port Authority of New York and New Jersey, Special			VRDN, Series B, 0.40%, 4/07/09 (a)	5,900	5,900,000
Obligation Revenue Refunding Bonds (Versatile			VRDN, Sub-Series B-2, 1.50%, 4/07/09 (a)	102,300	102,300,000
Structure Obligation), VRDN (a):			VRDN, Sub-Series B-3, 0.49%, 4/07/09 (a)	6,300	6,300,000
Series 2, 0.28%, 4/01/09	11,200	11,200,000	VRDN, Sub-Series B-4, 0.45%, 4/07/09 (a)	22,615	22,615,000
Series 3, 0.15%, 4/01/09	15,400	15,400,000	Triborough Bridge and Tunnel Authority, New York, Revenue
Port Jervis, New York City, School District, GO, Refunding,			Refunding Bonds, ROCS, VRDN, Series II-R-4096,
BAN, 2.75%, 6/30/09	4,095	4,102,652	1%, 4/07/09 (a)(b)	10,895	10,895,000
Port Washington, New York, Union Free School District,			Troy, New York, IDA, Civic Facility Revenue Bonds
GO, TAN, 2.75%, 6/24/09	13,995	14,032,520	(Rensselaer Polytechnic Institute), VRDN, Series D,
Poughkeepsie City, New York, GO, BAN, Series A,			0.34%, 4/07/09 (a)	13,250	13,250,000
2.75%, 4/24/09	4,960	4,963,573	Ulster County, New York, IDA, Civic Facility Revenue Bonds
Poughkeepsie, New York, City School District, GO, BAN,			(Kingston Regional Senior Living Corporation), VRDN,
2.75%, 6/26/09	4,900	4,907,576	Series C, 0.38%, 4/07/09 (a)	8,940	8,940,000
Ramapo, New York, Housing Authority Revenue Bonds			Wappinger, New York, GO, BAN, 2.75%, 4/03/09	3,171	3,171,259
(Fountainview at College Road, Inc. Project), VRDN,			West Babylon, New York, Unified Free School District, GO:
0.64%, 4/07/09 (a)	14,800	14,800,000	BAN, 2.75%, 7/30/09	4,710	4,722,397
Red Hook, New York, Central School District, GO, BAN,			TAN, 3%, 6/26/09	15,500	15,546,030
2.50%, 7/29/09	7,375	7,396,701	Westchester County, New York, IDA, Civic Facility Revenue
Rockland County, New York, IDA, Civic Facility Revenue			Refunding Bonds (Northern Westchester Hospital),
Bonds (Dominican College Project), VRDN (a):			VRDN, 0.39%, 4/07/09 (a)	3,930	3,930,000
Series A, 0.45%, 4/07/09	6,640	6,640,000	Williamsville, New York, Central School District, GO, BAN,
Series B, 0.45%, 4/07/09	2,970	2,970,000	2.75%, 6/25/09	2,861	2,864,962
Rockland County, New York, IDA, Civic Facility Revenue			Yonkers, New York, IDA, Revenue Bonds, MERLOTS, VRDN,
Refunding Bonds (Dominican College Project), VRDN,			Series A01, 0.65%, 4/07/09 (a)(b)(f)	1,500	1,500,000
Series A, 0.45%, 4/07/09 (a)	9,315	9,315,000			2,943,847,690
Rockville Centre, New York, Union Free School District,
GO, TAN, 3.35%, 6/26/09	3,000	3,015,039
Rocky Point, New York, Union Free School District, GO:			Puerto Rico — 0.2%
BAN, 2.75%, 6/30/09	4,580	4,591,893
TAN, 2.75%, 6/25/09	2,290	2,295,621	Puerto Rico Sales Tax Financing Corporation, Sales Tax
Sag Harbor, New York, Union Free School District, GO,			Revenue Refunding Bonds, FLOATS, VRDN, Series 2936,
TAN, 3%, 6/30/09	8,200	8,225,887	0.69%, 4/07/09 (a)(b)	5,000	5,000,000
Schenectady, New York, City School District, GO:			Total Investments (Cost — $2,948,847,690*) — 98.1%		2,948,847,690
BAN, 2.75%, 7/10/09	4,796	4,806,900	Other Assets Less Liabilities — 1.9%		57,945,134
RAN, 2.75%, 7/31/09	6,500	6,507,643	Net Assets — 100.0%		$3,006,792,824

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments (concluded) CMA New York Municipal Money Fund

* Cost for federal income tax purposes.
(a) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) Radian Insured.
(d) FNMA Collateralized.
(e) FHLMC Collateralized.
(f) GNMA Collateralized.
(g) AMBAC Insured.
(h) FSA Insured.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(j) Variable rate security. Rate is as of report date.
•Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of invest-
ments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2009 in determin-
ing the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	—
Level 2	$2,948,847,690
Level 3	—
Total	$2,948,847,690

See Notes to Financial Statements.

28 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments March 31, 2009			CMA North Carolina Municipal Money Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

North Carolina — 93.1%			North Carolina (concluded)

Alamance County, North Carolina, Industrial Facilities and			North Carolina Medical Care Commission, Health Care
Pollution Control Financing Authority, IDR (Millender			Facilities Revenue Bonds (Novant Health Group),
Project), VRDN, AMT, 0.67%, 4/07/09 (a)	$1,200	$ 1,200,000	VRDN (a):
Buncombe County, North Carolina, Industrial Facilities and			Series A, 0.40%, 4/07/09	$ 1,400	$ 1,400,000
Pollution Control Financing Authority, Revenue Refunding			Series B, 0.70%, 4/07/09	3,670	3,670,000
Bonds (Industrial Development Alliance), VRDN, AMT,			North Carolina Medical Care Commission, Health Care
0.79%, 4/07/09 (a)	400	400,000	Facilities, Revenue Refunding Bonds, ROCS, VRDN,
Carrboro, North Carolina, GO, BAN, 3%, 5/20/09	1,890	1,892,556	Series II-R-10313, 1.01%, 4/07/09 (a)(b)	6,500	6,500,000
Central Nash Water and Sewer District, North Carolina, GO,			North Carolina, Revenue Bonds, BB&T Municipal Trust,
BAN, 2.50%, 5/27/09	3,755	3,758,487	FLOATS, VRDN (a)(b):
Charlotte-Mecklenburg Hospital Authority, North Carolina,			Series 1008, 0.54%, 4/07/09	6,135	6,135,000
Health Care System Revenue Refunding Bonds (Carolinas			Series 1009, 0.54%, 4/07/09	6,775	6,775,000
Healthcare System), VRDN, Series D, 0.30%, 4/07/09 (a)	1,925	1,925,000	Series 1011, 0.54%, 4/07/09	5,745	5,745,000
Cleveland County, North Carolina, Industrial Facilities and			North Carolina State Educational Assistance Authority,
Pollution Control Financing Authority, Industrial Revenue			Revenue Refunding Bonds (Guaranteed Student Loan),
Bonds (Blachford Rubber Project), VRDN, AMT,			VRDN, AMT, Series A-2, 0.57%, 4/07/09 (a)	7,000	7,000,000
1.65%, 4/07/09 (a)	3,450	3,450,000	North Carolina State University-Raleigh, North Carolina,
Eagle Tax-Exempt Trust, North Carolina Capital Facilities			Revenue Refunding Bonds, VRDN, Series B,
Financing Agency, Revenue Refunding Bonds, VRDN,			0.42%, 4/07/09 (a)	585	585,000
Series 2006-0139, Class A, 0.61%, 4/07/09 (a)(b)	1,900	1,900,000	Piedmont Triad Airport Authority, North Carolina, Special
Fayetteville, North Carolina, Public Works Commission,			Facility Revenue Bonds (Cessna Aircraft Company
Revenue Refunding Bonds, VRDN, Series A,			Project), VRDN, 0.80%, 4/07/09 (a)	400	400,000
2%, 4/07/09 (a)(c)	4,065	4,065,000	Raleigh, North Carolina, COP:
Gaston County, North Carolina, Industrial Facilities and			(Downtown Improvement Project), Series A,
Pollution Control Financing Authority, IDR (Marlatex			2.50%, 1/20/10	6,000	6,088,257
Corporation Project), VRDN, AMT, 0.72%, 4/07/09 (a)	1,135	1,135,000	(Downtown Improvement Project), VRDN, Series B,
Guilford County, North Carolina, Industrial Facilities and			0.42%, 4/07/09 (a)	8,000	8,000,000
Pollution Control Financing Authority, IDR (Nat Sherman			(Governmental Facilities Project), 3%, 11/25/09	9,000	9,098,887
Building LLC), VRDN, AMT, 0.77%, 4/07/09 (a)	2,600	2,600,000	Rowan County, North Carolina, Industrial Facilities and
Lee County, North Carolina, Industrial Facilities and			Pollution Control Financing Authority, PCR, IDR (Hon
Pollution Control Financing Authority, IDR (Lee			Industries Project), VRDN, AMT, 0.67%, 4/07/09 (a)	2,300	2,300,000
Central LLC Project), VRDN, AMT, 0.67%, 4/07/09 (a)	2,670	2,670,000	Rutherford County, North Carolina, Industrial Facilities
Lincoln County, North Carolina, Industrial Facilities and			and Pollution Control Financing Authority, IDR (All
Pollution Control Financing Authority, IDR (Sabo USA Inc.			American Homes of North Carolina), VRDN, AMT,
Project), VRDN, AMT, 0.70%, 4/07/09 (a)	2,000	2,000,000	0.85%, 4/07/09 (a)	1,800	1,800,000
Mecklenburg County, North Carolina, GO, VRDN, Series C,			South Central Water and Sewer District, Harnett County,
0.55%, 4/07/09 (a)	600	600,000	North Carolina, GO, BAN, 1.75%, 6/16/09	7,000	7,006,604
North Carolina Agriculture Finance Authority, Agriculture			Stanley County, North Carolina, Industrial Facilities and
Development Revenue Bonds (Albemarle Cotton			Pollution Control Financing Authority, IDR (Patrick
Growers), VRDN, AMT, 0.67%, 4/07/09 (a)	1,900	1,900,000	Industries Project), VRDN, AMT, 1.65%, 4/07/09 (a)	1,000	1,000,000
North Carolina Agriculture Finance Authority, Agriculture			University of North Carolina at Chapel Hill, Hospital
Development Revenue Refunding Bonds (Harvey Fertilizer			Revenue Refunding Bonds, VRDN, Series B,
and Gas Project), VRDN, AMT, 0.72%, 4/07/09 (a)	1,010	1,010,000	0.35%, 4/07/09 (a)	985	985,000
North Carolina Capital Facilities Finance Agency, IDR,			University of North Carolina, University Revenue Refunding
Refunding (Safety Test and Equipment Company Project),			Bonds, VRDN, Series B, 0.20%, 4/07/09 (a)	3,155	3,155,000
VRDN, AMT, Series A-2, 0.62%, 4/07/09 (a)	1,495	1,495,000	Vance County, North Carolina, Industrial Facilities and
North Carolina Capital Facilities Finance Agency, Solid			Pollution Control Financing Authority, IDR (HH Hunt
Waste Disposal, Revenue Refunding Bonds (Duke Energy			Manufacturing Facilities LLC Project), VRDN,
Carolinas LLC), VRDN, AMT, Series A, 0.48%, 4/07/09 (a)	5,300	5,300,000	0.72%, 4/07/09 (a)	1,740	1,740,000
North Carolina Capital Facilities Finance Agency, TECP,			Wake County, North Carolina, GO:
0.40%, 4/01/09	2,792	2,792,000	BAN, 3.50%, 10/15/09	5,500	5,552,806
North Carolina Educational Facilities Finance Agency			VRDN, Series A, 0.44%, 4/07/09 (a)	6,000	6,000,000
Revenue Bonds (Duke University Project), VRDN (a):			Wilson County, North Carolina, Industrial Facilities and
Series A, 0.20%, 4/07/09	500	500,000	Pollution Control Financing Authority, IDR (Supreme/
Series A, 0.20%, 4/07/09	1,100	1,100,000	Murphy Truck Project), VRDN, AMT, 1.65%, 4/07/09 (a)	1,300	1,300,000
Series B, 0.20%, 4/07/09	1,450	1,450,000	Winston-Salem, North Carolina, COP, VRDN, Series C,
North Carolina HFA, Home Ownership Revenue Bonds,			1.10%, 4/07/09 (a)	7,000	7,000,000
VRDN, AMT (a):			Winston-Salem, North Carolina, Water and Sewer System
MERLOTS, Series 12-B, 0.65%, 4/07/09 (b)(d)	5,640	5,640,000	Revenue Bonds, VRDN, Series B, 1.50%, 4/07/09 (a)	2,300	2,300,000
Series 15-C, 0.58%, 4/07/09 (c)	3,515	3,515,000	Winston-Salem, North Carolina, Water and Sewer
Series 17-C, 0.58%, 4/07/09	7,125	7,125,000	System, Revenue Refunding Bonds, VRDN, Series C,
Series 18-C, 0.58%, 4/07/09	7,800	7,800,000	2%, 4/07/09 (a)	1,975	1,975,000
North Carolina HFA, Revenue Bonds, ROCS, VRDN, AMT,			Yancey County, North Carolina, Industrial Facilities and
Series II-R-175, 0.68%, 4/07/09 (a)(b)(d)	2,425	2,425,000	Pollution Control Financing Authority, IDR (Altec
			Industries, Inc. Project), VRDN, AMT, 0.70%, 4/07/09 (a)	4,000	4,000,000
					177,159,597

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments (concluded)			CMA North Carolina Municipal Money Fund
			(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value

Puerto Rico — 4.2%

Puerto Rico Commonwealth, TRAN, Refunding, Series A2,
3%, 7/30/09	$ 6,000 $	6,026,676
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Refunding Bonds, FLOATS, VRDN, Series 2936,
0.69%, 4/07/09 (a)(b)(d)	2,000	2,000,000
		8,026,676
Total Investments (Cost — $185,186,273*) — 97.3%		185,186,273
Other Assets Less Liabilities — 2.7%		5,131,719
Net Assets — 100.0%		$190,317,992

* Cost for federal income tax purposes.
(a) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) FSA Insured.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
•Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of invest-
ments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2009 in determin-
ing the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	—
Level 2	$185,186,273
Level 3	—
Total	$185,186,273

See Notes to Financial Statements.

30 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments March 31, 2009			CMA Ohio Municipal Money Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Ohio — 98.5%			Ohio (continued)

Akron, Bath and Copley Joint Township Hospital District,			Columbus, Ohio, Regional Airport Authority, Revenue
Ohio, Hospital Facilities Revenue Refunding Bonds,			Refunding Bonds, Deutsche Bank SPEARS/
(Summa Health System Project), VRDN, Series B,			LIFERS Trust, SPEARS, VRDN, Series DB-488,
0.51%, 4/07/09 (a)	$ 940	$ 940,000	0.49%, 4/07/09 (a)(c)(k)	$1,400	$ 1,400,000
Allen County, Ohio, Hospital Facilities Revenue Bonds			Cuyahoga County, Ohio, Civic Facility Revenue
(Catholic Healthcare Partners), VRDN (a):			Bonds (Fairfax Development Corporation), VRDN,
Series A, 0.25%, 4/01/09	6,900	6,900,000	0.85%, 4/07/09 (a)	3,920	3,920,000
Series B, 0.50%, 4/01/09	1,000	1,000,000	Cuyahoga County, Ohio, EDR, VRDN (a):
American Municipal Power, Inc., Ohio, BAN:			(Cleveland Botanical Garden Project),
2.25%, 10/29/09	2,700	2,703,894	1.49%, 4/07/09	3,000	3,000,000
3.75%, 10/29/09	1,338	1,339,451	(Cleveland Hearing and Speech Center Project),
3.75%, 11/12/09	2,320	2,323,529	0.99%, 4/07/09	3,400	3,400,000
(Bryan Project), 2.375%, 8/13/09	2,690	2,691,721	Cuyahoga County, Ohio, Health Care Facilities Revenue
(Electric System — Saint Mary’s Project),			Bonds, VRDN (a):
4%, 10/01/09	900	902,220	(Catholic Charities Facilities), 1.69%, 4/07/09	1,615	1,615,000
(Tipp City Project), 2.50%, 5/13/09	650	650,190	(Franciscan Communities), Series E, 0.48%, 4/07/09	150	150,000
American Municipal Power, Inc., Ohio, Revenue			Cuyahoga County, Ohio, IDR, Refunding (Parma Care
Refunding Bonds (Combustion Turbine Project), VRDN,			Center Inc. Project), VRDN, AMT, 4%, 4/07/09 (a)	960	960,000
0.65%, 4/07/09 (a)	1,800	1,800,000	Cuyahoga County, Ohio, IDR, VRDN (a):
American Municipal Power, Inc., Ohio, TECP:			(All Foils, Inc. Project), AMT, Series A, 3.14%, 4/07/09	100	100,000
0.60%, 4/08/09	10,000	10,000,000	(Erieview Metal Treating Project), 1.35%, 4/07/09	145	145,000
0.45%, 5/05/09	9,301	9,301,000	(Trio Diversified Company Project), AMT,
Avon, Ohio, Local School District, GO, BAN,			1.35%, 4/07/09	885	885,000
2.50%, 1/07/10	1,720	1,733,741	Deerfield Township, Ohio, GO, Refunding, BAN,
Avon, Ohio, Recreational Facilities Improvements, GO,			2.15%, 11/17/09	2,100	2,100,000
BAN, 2.35%, 5/14/09	1,230	1,230,516	Defiance County, Ohio, GO, BAN, 2.50%, 7/23/09	1,040	1,041,720
Barberton, Ohio, Fire Station Improvements, GO, BAN,			Delaware County, Ohio, Port Authority, EDR (Columbus
2.75%, 7/07/09	1,610	1,613,390	Zoological Park), VRDN, 0.49%, 4/07/09 (a)	4,000	4,000,000
Barberton, Ohio, GO, BAN, 2.25%, 4/08/09	1,090	1,090,094	Erie County, Ohio, Hospital Facilities Revenue Bonds,
Barberton, Ohio, Street Improvements, GO, BAN,			FLOATS, VRDN, Series 2801, 0.54%, 4/07/09 (a)(c)	4,300	4,300,000
4%, 11/12/09	460	461,374	Fairborn, Ohio, GO, BAN:
Bay Village, Ohio, Police Station, BAN, 2.50%, 7/18/09	1,700	1,702,985	2.50%, 5/20/09	700	700,422
Beavercreek, Ohio, City School District, GO, BAN,			4.25%, 10/29/09	225	225,946
2%, 8/18/09	300	300,914	Fairfield, Ohio, Municipal Court Police, GO, BAN,
Berea, Ohio, BAN:			3.50%, 10/30/09	1,065	1,066,508
2.50%, 7/02/09	875	875,872	Fairfield, Ohio, Wastewater System Improvements, GO,
2.10%, 8/27/09	900	900,900	BAN, 2.25%, 8/28/09	1,500	1,503,029
Brecksville, Ohio, BAN, 2.35%, 7/02/09	1,800	1,801,119	Fulton County, Ohio, Revenue Refunding Bonds (Fulton
Brooklyn, Ohio, GO, BAN, 3.25%, 5/14/09	450	450,450	County Health Center), VRDN, 0.45%, 4/07/09 (a)	1,000	1,000,000
Brunswick, Ohio, Traffic Improvement, GO, BAN,			Franklin County, Ohio, Hospital Revenue Bonds
2.85%, 11/19/09	900	901,400	(Nationwide Children’s Hospital), VRDN, Series B,
Butler County, Ohio, GO, BAN, 4.25%, 8/06/09	600	601,533	0.20%, 4/07/09 (a)	13,900	13,900,000
Butler County, Ohio, Healthcare Facilities Revenue Bonds			Franklin County, Ohio, Hospital Revenue Refunding Bonds
(LifeSphere), VRDN, 0.48%, 4/07/09 (a)	9,725	9,725,000	(Nationwide Children’s Hospital), VRDN (a):
Butler County, Ohio, Technology and Career Development			Series F, 0.47%, 4/07/09	7,000	7,000,000
School District, GO, Refunding, BAN, 1.50%, 3/18/10	4,600	4,624,154	Series G, 0.40%, 4/07/09	13,705	13,705,000
Chillicothe, Ohio, Street Improvements, GO, BAN,			Franklin County, Ohio, Senior Housing Revenue Bonds
2.50%, 6/08/09	700	700,660	(Saint George Commons Apartments), VRDN,
Cincinnati, Ohio, City School District, COP, ROCS, VRDN,			0.65%, 4/07/09 (a)(d)	2,385	2,385,000
Series II-R-12049, 1.30%, 4/07/09 (a)(b)(c)	1,000	1,000,000	Greene County, Ohio, IDR (FC Limited/AFC Stamping),
Cleveland, Ohio, Airport System Revenue Refunding			VRDN, AMT, 1.35%, 4/07/09 (a)	75	75,000
Bonds, VRDN, AMT, Series A, 0.55%, 4/07/09 (a)	2,000	2,000,000	Green, Ohio, GO, BAN, 2.75%, 7/14/09	2,977	2,984,136
Cleveland, Ohio, Water District, Eagle Tax-Exempt			Hamilton County, Ohio, Hospital Facilities Revenue Bonds
Trust, VRDN, Series 98, Class 3501,			(Children’s Hospital Medical Center), VRDN (a):
0.82%, 4/07/09 (a)(c)(f)(k)	4,000	4,000,000	0.47%, 4/07/09	5,000	5,000,000
Cleveland, Ohio, Waterworks Revenue Refunding Bonds,			Series M, 0.38%, 4/07/09	2,100	2,100,000
VRDN, Series Q, 0.55%, 4/07/09 (a)	2,300	2,300,000	Huber Heights, Ohio, City School District, GO, BAN,
Columbus, Ohio, City School District, GO,			2%, 8/18/09	2,200	2,207,181
Refunding, PUTTERS, VRDN, Series 1488,			Huber Heights, Ohio, IDR (Lasermike Inc. Project), VRDN,
0.84%, 4/07/09 (a)(b)(c)	2,430	2,430,000	1.25%, 4/07/09 (a)	460	460,000
Columbus, Ohio, Regional Airport Authority, M/F Housing			Independence, Ohio, EDR, Refunding (Rockside Spectrum
Revenue Refunding Bonds (West Bay Apartments			Building), VRDN, 0.66%, 4/07/09 (a)	1,945	1,945,000
Project), VRDN, AMT, 0.80%, 4/07/09 (a)	7,975	7,975,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments (continued)			CMA Ohio Municipal Money Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Ohio (continued)			Ohio (continued)

Independence, Ohio, GO, BAN, 2.10%, 4/30/09	$2,900	$ 2,900,700	Ohio State Higher Educational Facilities Commission,
Kent, Ohio, GO, BAN, 3.75%, 10/15/09	700	701,652	Hospital Revenue Refunding Bonds (Cleveland Clinic
Lake County, Ohio, GO, BAN, 2%, 4/08/10	700	703,437	Health System), VRDN, Series B-2, 0.30%, 4/01/09 (a)	$ 5,050	$ 5,050,000
Lancaster, Ohio, Street Improvements, GO, BAN,			Ohio State Higher Educational Facilities Commission
3.50%, 10/15/09	600	601,580	Revenue Bonds, (Ashland University), VRDN,
Lancaster Port Authority, Ohio, Gas Revenue Bonds,			1.30%, 4/07/09 (a)	14,200	14,200,000
VRDN, 0.46%, 4/07/09 (a)	14,880	14,880,000	Ohio State Higher Educational Facilities Commission
Lebanon, Ohio, Water System Improvement, GO, BAN,			Revenue Bonds, Eagle Tax-Exempt Trust, VRDN, Series
2.125%, 4/07/10	2,800	2,815,792	2007-0041 Class A, 0.83%, 4/07/09 (a)(c)(f)(g)	2,100	2,100,000
Licking County, Ohio, GO, Refunding, BAN,			Ohio State Higher Educational Facilities Commission
2.50%, 9/01/09	1,200	1,202,980	Revenue Bonds, VRDN, (University Hospitals Health
Lima, Ohio, Hospital Revenue Bonds (Lima Memorial			System, Inc. Project), Series C, 0.38%, 4/07/09 (a)	8,600	8,600,000
Hospital Project), VRDN, 0.45%, 4/07/09 (a)	2,700	2,700,000	Ohio State Higher Educational Facilities Commission,
Lorain County, Ohio, Port Authority, Educational Facilities			Revenue Refunding Bonds (Case Western Reserve
Revenue Bonds (Saint Ignatius High School Project),			University), VRDN, Series A, 0.65%, 4/07/09 (a)	6,650	6,650,000
VRDN, 0.50%, 4/07/09 (a)	1,630	1,630,000	Ohio State IDR (University Forest Products Project), VRDN,
Mahoning County, Ohio, IDR, VRDN, AMT (a):			AMT, 0.72%, 4/07/09 (a)	2,700	2,700,000
(Industrial Waste Control Project), 1.35%, 4/07/09	1,290	1,290,000	Ohio State, Infrastructure Improvement, GO, VRDN,
(M&J Development Limited Project), 1.25%, 4/07/09	2,270	2,270,000	Series B, 0.20%, 4/07/09 (a)	1,200	1,200,000
Marion County, Ohio, GO, BAN:			Ohio State Water Development Authority, BAN, Refunding,
(Legacy Crossing), 2.25%, 4/29/09	945	945,331	4%, 10/01/09	2,350	2,369,170
(Menard Capital Improvement), 3.875%, 10/21/09	490	491,656	Ohio State Water Development Authority, Pollution Control
Mason, Ohio, Golf Course Acquisition, GO, Refunding,			Facilities, Revenue Refunding Bonds (FirstEnergy
BAN, 1.50%, 3/11/10	1,150	1,158,088	Nuclear Generation Corporation Project), VRDN, AMT,
Mason, Ohio, Real Estate, GO, BAN, 2.75%, 7/01/09	3,100	3,106,511	Series A, 0.57%, 4/07/09 (a)	4,000	4,000,000
Medina County, Ohio, IDR (Partners in Plastics Project),			Oregon, Ohio, GO, BAN, 2.50%, 9/09/09	650	648,610
VRDN, AMT, 1.35%, 4/07/09 (a)	450	450,000	Painesville, Ohio, GO, BAN, Series 2, 4.40%, 11/05/09	660	665,381
Mentor, Ohio, GO, BAN, 2.75%, 8/06/09	1,860	1,866,083	Painesville, Ohio, Street Improvements, GO, BAN,
Montgomery County, Ohio, IDR (Citywide Development			2.35%, 8/13/09	1,650	1,652,393
Corporation Project), VRDN, AMT, 1.80%, 4/07/09 (a)	950	950,000	Pepper Pike, Ohio, BAN, 1.95%, 6/17/09	2,655	2,656,123
Muskingum County, Ohio, GO, BAN, 2.375%, 9/24/09	800	801,614	Pickerington, Ohio, GO, Refunding, BAN, 2%, 2/04/10	5,939	5,978,848
Nordonia Hills, Ohio, City School District, GO, BAN,			Portage County, Ohio, Industrial Revenue Bonds (John E.
2.375%, 6/23/09	200	200,515	Susong Project), VRDN, Series B, 1.35%,4/07/09 (a)	545	545,000
North Olmsted, Ohio, Capital Improvement and			Portage County, Ohio, Industrial Revenue Refunding
Equipment, GO, BAN:			Bonds, VRDN (a):
2.35%, 4/02/09	1,820	1,820,019	(John E. Susong Project), Series A, 1.35%, 4/07/09	360	360,000
2%, 4/01/10	1,110	1,113,807	(PM Properties One Ltd.), AMT, 3.05%, 4/07/09	880	880,000
Ohio State Air Quality Development Authority, Revenue			Port of Greater Cincinnati Development Authority,
Refunding Bonds, VRDN (a):			Ohio, Special Obligation Development Revenue
(Cincinnati Gas and Electric), Series A,			Bonds (Sycamore Township), VRDN, Series A,
0.75%, 4/07/09	2,100	2,100,000	0.47%, 4/07/09 (a)	3,000	3,000,000
(Cincinnati Gas and Electric), Series B,			Rickenbacker, Ohio, Port Authority, Capital Funding
2.50%, 4/07/09	2,100	2,100,000	Revenue Bonds, ROCS, VRDN, Series II-R-591CE,
(Dayton Power and Light Project), AMT, Series A,			0.84%, 4/07/09 (a)(c)	11,320	11,320,000
0.48%, 4/07/09	600	600,000	Saint Mary’s, Ohio, GO, BAN, 2.55%, 6/02/09	449	449,189
(Dayton Power and Light Project), AMT, Series B,			Seneca County, Ohio, Capital Improvements, GO, BAN,
0.55%, 4/07/09	8,300	8,300,000	4%, 11/12/09	460	461,374
Ohio State Air Quality Development Authority, Revenue			Seven Hills, Ohio, Recreation Center Improvements, GO,
Refunding Bonds, VRDN (a) (concluded):			BAN, 2.30%, 8/19/09	2,020	2,023,059
(FirstEnergy Nuclear Generation Corporation Project),			Sharonville, Ohio, GO, BAN:
AMT, Series A, 0.51%, 4/07/09	5,950	5,950,000	2.75%, 7/24/09	960	961,923
(FirstEnergy Nuclear Generation Corporation Project),			2%, 1/20/10	1,950	1,957,760
Series B, 0.25%, 4/01/09	18,500	18,500,000	Sidney, Ohio, GO, BAN, 2.75%, 6/25/09	1,146	1,147,717
Ohio State, HFA, Mortgage Revenue Refunding			South Euclid, Ohio, GO, Refunding, BAN, 2.50%, 1/25/10	1,400	1,417,088
Bonds, MERLOTS, VRDN, AMT, Series A02,			Stark County, Ohio, Sewer District, GO, BAN:
0.65%, 4/07/09 (a)(c)(i)	2,815	2,815,000	Series 2008-1, 2.65%, 9/10/09	2,000	2,000,000
Ohio State, HFA, Residential Mortgage Revenue Bonds,			Series 2008-2, 2.40%, 9/10/09	1,285	1,287,532
VRDN (a):			Summit County, Ohio, Exempt Facility Revenue Bonds
AMT, Series B, 0.50%, 4/07/09 (d)(i)	25,000	25,000,000	(KB Compost Services Inc. Project), VRDN, AMT,
AMT, Series B-3, 0.50%, 4/07/09	1,955	1,955,000	1.35%, 4/07/09 (a)	950	950,000
AMT, Series H, 0.58%, 4/07/09 (d)(i)(j)	3,700	3,700,000	Summit County, Ohio, IDR (Waldonia Investment Project),
AMT, Series I, 0.63%, 4/07/09	400	400,000	VRDN, AMT, 1.35%, 4/07/09 (a)	220	220,000
AMT, Series J, 0.59%, 4/07/09 (d)(i)	15,000	15,000,000	Summit County, Ohio, Port Authority Revenue Bonds
ROCS, Series II-R-11575, 0.55%, 4/07/09 (c)(d)(i)(j)	6,500	6,500,000	(Compost Services, Inc. Project), VRDN, AMT,
			1.25%, 4/07/09 (a)	3,625	3,625,000
			Sylvania Township, Ohio, GO, BAN, 1.25%, 3/26/10	700	703,908

See Notes to Financial Statements.

32 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments (concluded) CMA Ohio Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Ohio (concluded)

Trumbull County, Ohio, Health Care Facility, Revenue
Refunding Bonds (Shepherd of the Valley Lutheran
Retirement Services), VRDN, 0.54%, 4/07/09 (a)(h)	$10,900 $	10,900,000
Trumbull County, Ohio, IDR (Ellwood Engineered Casting
Company), Refunding, VRDN, AMT, 1.05%, 4/07/09 (a)	3,500	3,500,000
Trumbull County, Ohio, IDR (McDonald Steel Corporation),
VRDN, AMT, 1.05%, 4/07/09 (a)	4,650	4,650,000
Upper Valley Joint Vocational School District, Ohio, GO,
BAN, 3.75%, 11/24/09	470	473,131
Valley View, Ohio, IDR, Refunding and Improvement Bonds
(Sweet Valley Dillon), VRDN, 1.35%, 4/07/09 (a)	380	380,000
Vandalia-Butler City School District, Ohio, GO, BAN,
2.125%, 6/04/09	11,975	11,993,681
Vermilion, Ohio, GO, BAN, 2.50%, 7/23/09	2,746	2,751,079
Wadsworth, Ohio, City School District, GO, BAN,
2.125%, 7/01/09	500	501,098
Wapakoneta, Ohio, GO, BAN, 3%, 12/03/09	400	401,053
Willoughby, Ohio, IDR (Malish Brush and Specialty),
VRDN, AMT, 3.15%, 4/07/09 (a)	140	140,000
Wyoming, Ohio, GO, BAN, 2.25%, 9/03/09	550	550,922
University of Akron, Ohio, Revenue Refunding Bonds,
VRDN, Series C-2, 2.75%, 4/07/09 (a)(e)	19,000	19,000,000
		456,785,853

Puerto Rico — 2.2%

Puerto Rico Commonwealth, Public Improvement, GO,
Refunding, Bank of America Austin Trust, VRDN, Series
2008-355, 0.54%, 4/07/09 (a)(c)	10,000	10,000,000
Total Investments (Cost — $466,785,853*) — 100.7%		466,785,853
Liabilities in Excess of Other Assets — (0.7%)		(3,183,401)
Net Assets — 100.0%		$463,602,452

* The cost and unrealized appreciation (depreciation) of investments as of April 30,
2009 were as follows:

Aggregate cost	$466,784,351
Gross unrealized appreciation	$1,502
Gross unrealized depreciation	—
Net unrealized appreciation	$1,502

(a) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.
(b) FSA Insured.
(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d) FNMA Collateralized.
(e) Assured Guaranty Insured.
(f) BHAC Insured.
(g) AMBAC Insured.
(h) Radian Insured.
(i) GNMA Collateralized.
(j) FHLMC Collateralized.
(k) NPFGC Insured.

•Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of invest-
ments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2009 in determin-
ing the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	—
Level 2	$466,785,853
Level 3	—
Total	$466,785,853

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments March 31, 2009			CMA Pennsylvania Municipal Money Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Pennsylvania — 98.0%			Pennsylvania (continued)

Allegheny County, Pennsylvania, Hospital Development			Lower Merion, Pennsylvania, School District, GO, VRDN (a):
Authority, Health Care Revenue Bonds (Dialysis			Series A, 0.43%, 4/07/09	$2,400	$ 2,400,000
Clinic, Inc.), VRDN, Series B, 0.55%, 4/07/09 (a)	$1,500	$ 1,500,000	Series B, 0.43%, 4/07/09	2,000	2,000,000
Allegheny County, Pennsylvania, Hospital Development			Montgomery County, Pennsylvania, IDA, Revenue Bonds,
Authority Revenue Bonds (Presbyterian University			VRDN (a):
Hospital), ACES, VRDN (a):			(Big Little Association Project), Series A,
Series B-1, 0.40%, 4/07/09	12,025	12,025,000	0.62%, 4/07/09	1,090	1,090,000
Series B-2, 0.40%, 4/07/09	2,450	2,450,000	(Edmund Optical Manufacturing LLC Project), AMT,
Series B-3, 0.40%, 4/07/09	2,245	2,245,000	0.72%, 4/07/09	2,090	2,090,000
Allegheny County, Pennsylvania, Hospital Development			(Girl Scouts of Southeastern Pennsylvania),
Authority Revenue Bonds, RBC Municipal Products, Inc.,			0.62%, 4/07/09	850	850,000
FLOATS, VRDN (a)(b)(d):			(Independent Support System Project),
Series C-5, 0.57%, 4/07/09	7,000	7,000,000	0.62%, 4/07/09	410	410,000
Series E-11, 0.57%, 4/07/09	4,600	4,600,000	(Valley Forge Baptist), 0.62%, 4/07/09	1,785	1,785,000
Berks County, Pennsylvania, Municipal Authority Revenue			Moon, Pennsylvania, IDA, First Mortgage Revenue Bonds
Bonds, RBC Municipal Products, Inc., FLOATS, VRDN,			(Providence Point Project), VRDN, 0.75%, 4/07/09 (a)	4,000	4,000,000
Series C-13, 0.57%, 4/07/09 (a)(b)(d)	4,600	4,600,000	Northampton County, Pennsylvania, General Purpose
Bucks County, Pennsylvania, IDA, Revenue Bonds (Specialty			Authority, University Revenue Bonds (Lafayette College
Ring Products Inc.), VRDN, AMT, 0.72%, 4/07/09 (a)	150	150,000	Project), VRDN, 0.30%, 4/07/09 (a)	1,800	1,800,000
Butler County Pennsylvania Industrial Development			Northampton County, Pennsylvania, IDA, Revenue Bonds,
Authority Revenue Bond, Concordia Lutheran-Series A,			VRDN, AMT (a):
VDRN, 0.48%, 4/07/09 (a)	6,000	6,000,000	(DG Properties Inc. Project), 0.72%, 4/07/09	2,705	2,705,000
Carbondale, Pennsylvania, IDA, IDR (J.M. Wells			(Libra Partners LLC Project), 0.72%, 4/07/09	4,805	4,805,000
Company LP Project), VRDN, AMT, 1.35%, 4/07/09 (a)	1,115	1,115,000	(Nicos Polymers & Grinding), 0.72%, 4/07/09	1,645	1,645,000
Chester County, Pennsylvania, IDA, Revenue Bonds, VRDN,			(Reale Association Project), 0.67%, 4/07/09	1,040	1,040,000
AMT (a):			Pennsylvania Economic Development Financing Authority,
(The Hankin Group), Series A, 0.72%, 4/07/09	2,025	2,025,000	Exempt Facilities Revenue Bonds (Merck & Co. Inc.
(West Vincent Association), Series B, 0.72%, 4/07/09	2,205	2,205,000	Project), VRDN, AMT, 0.61%, 4/07/09 (a)	21,100	21,100,000
Cumberland County, Pennsylvania, Municipal Authority,			Pennsylvania Economic Development Financing Authority
Revenue Refunding Bonds (Asbury Obligated Group),			Revenue Bonds, VRDN (a):
VRDN, 0.48%, 4/07/09 (a)	9,875	9,875,000	(Conestoga Wood Specialists), Series C-1,
Delaware River Joint Toll Bridge Commission of New Jersey			0.72%, 4/07/09	1,000	1,000,000
and Pennsylvania, Bridge Revenue Bonds, VRDN (a):			(Evergreen Community Power Facility Project), AMT,
Series B-1, 1.30%, 4/07/09	3,000	3,000,000	0.69%, 4/07/09	8,500	8,500,000
Series B-2, 2%, 4/07/09	17,000	17,000,000	(NHS-AVS LLC Project), 0.62%, 4/01/09	33,200	33,200,000
Delaware Valley Regional Finance Authority, Pennsylvania,			(Pennsylvania Waste, Inc. Project), AMT, 0.64%, 4/07/09	4,500	4,500,000
Local Government Revenue Bonds, FLOATS, VRDN,			(Westrum Harleysville II Project), AMT, 0.75%, 4/07/09	3,000	3,000,000
Series 2933, 0.69%, 4/07/09 (a)(b)	16,920	16,920,000	Pennsylvania Economic Development Financing Authority,
Emmaus, Pennsylvania, General Authority Revenue Bonds,			Solid Waste Disposal Revenue Bonds, Bank of
VRDN, Series A, 0.47%, 4/07/09 (a)	5,000	5,000,000	America Macon Trust, VRDN, AMT, Series V,
Emmaus, Pennsylvania, General Authority, Revenue			0.79%, 4/07/09 (a)(b)	8,300	8,300,000
Refunding Bonds, VRDN, Series 89F, Sub-Series F24,			Pennsylvania HFA, Rental Housing Revenue Refunding
0.42%, 4/07/09 (a)	3,000	3,000,000	Bonds, VRDN (a):
Erie County, Pennsylvania, Hospital Authority, Hospital			Series B, 0.55%, 4/07/09	2,765	2,765,000
Facilities Revenue Bonds (Saint Mary’s Home of Erie			Series C, 0.55%, 4/07/09	1,425	1,425,000
Project), VRDN, Series A, 0.52%, 4/07/09 (a)	8,800	8,800,000	Series D, 0.55%, 4/07/09	5,355	5,355,000
Hampden, Pennsylvania, IDA, Revenue Refunding Bonds			Pennsylvania HFA, S/F Mortgage Revenue Bonds,
(Pennsylvania Pipe Inc.), VRDN, AMT, 0.72%, 4/07/09 (a)	2,235	2,235,000	JPMorgan Securities, Inc., PUTTERS, VRDN, AMT, Series
Haverford Township, Pennsylvania, School district, GO,			3297, 0.65%, 4/07/09 (a)(b)(d)	1,000	1,000,000
Refunding, VRDN, 0.47%, 4/07/09 (a)	1,700	1,700,000	Pennsylvania HFA, S/F Mortgage Revenue Bonds, VRDN,
Indiana County, Pennsylvania, IDA, PCR, Refunding			AMT (a):
(Conemaugh Project), VRDN, AMT, Series A,			Series 83B, 0.80%, 4/07/09	6,275	6,275,000
0.55%, 4/07/09 (a)	9,850	9,850,000	Series 83C, 0.80%, 4/07/09	7,750	7,750,000
Jackson Township, Pennsylvania, IDA, Revenue Bonds			Series 85B, 0.75%, 4/07/09	2,530	2,530,000
(V&S Lebanon Galvanizing Project), VRDN, AMT,			Pennsylvania HFA, S/F Mortgage Revenue Refunding
1.55%, 4/07/09 (a)	2,090	2,090,000	Bonds, VRDN, AMT (a):
Lancaster County, Pennsylvania, Hospital Authority,			Series 84C, 2.75%, 4/07/09	4,365	4,365,000
Revenue Refunding Bonds (Masonic Homes Project),			Series 84D, 2.75%, 4/07/09	4,500	4,500,000
VRDN (a):			Series 99C, 2.75%, 4/07/09	7,500	7,500,000
Series A, 0.35%, 4/01/09	1,500	1,500,000	Pennsylvania State, GO:
Series D, 0.35%, 4/01/09	3,000	3,000,000	FLOATS, VRDN, Series 2720, 0.54%, 4/07/09 (a)(b)	5,000	5,000,000
			ROCS, VRDN, Series II-R-11056,
			0.60%, 4/07/09 (a)(b)(d)	1,700	1,700,000
			Second Series, 5%, 9/15/09	2,050	2,081,889

See Notes to Financial Statements.

34 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Schedule of Investments (concluded) CMA Pennsylvania Municipal Money Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Pennsylvania (continued)

Pennsylvania State, GO, Clipper Tax-Exempt Certificates
Trust, VRDN, Series 2007-30, 0.64%, 4/07/09 (a)(b)	$ 7,300	$ 7,300,000
Pennsylvania State, GO, JPMorgan Securities, Inc.,
PUTTERS, VRDN, Series 3250, 0.45%, 4/07/09 (a)(b)	1,695	1,695,000
Pennsylvania State Higher Educational Facilities Authority
Revenue Bonds (Holy Family University Project, VRDN,
0.47%, 4/07/09 (a)	1,500	1,500,000
Pennsylvania State Turnpike Commission, Turnpike
Revenue Refunding Bonds, VRDN (a):
Series A-1, 0.50%, 4/07/09	20,600	20,600,000
Series A-2, 0.50%, 4/07/09	22,000	22,000,000
Series A-3, 0.50%, 4/07/09	30,910	30,910,000
Series A-3, 0.50%, 4/07/09	10,085	10,085,000
Series B, 1.75%, 4/07/09	800	800,000
Series U, 2.25%, 4/07/09	1,000	1,000,000
Pennsylvania State University Revenue Bonds, PUTTERS,
VRDN, Series 1971, 0.45%, 4/07/09 (a)(b)	4,330	4,330,000
Philadelphia, Pennsylvania, Airport Revenue Bonds,
Deutsche Bank SPEARS/LIFERS Trust, SPEARS, VRDN,
AMT, Series DB-495, 0.52%, 4/07/09 (a)(b)(c)	2,850	2,850,000
Philadelphia, Pennsylvania, Authority for IDR, Refunding,
VRDN (a):
(Liberty Lutheran Services Project),
0.48%, 4/07/09	15,000	15,000,000
Series B, 0.40%, 4/07/09	45,000	45,000,000
Philadelphia, Pennsylvania, Authority for IDR, VRDN (a):
(Chemical Heritage Foundation Project),
0.50%, 4/07/09	4,700	4,700,000
(Chestnut Hill Academy Project), 0.57%, 4/07/09	3,500	3,500,000
(Comhar Inc. Project), 0.57%, 4/07/09	3,770	3,770,000
(Girard Estate — Aramark Project), 0.45%, 4/07/09	6,400	6,400,000
(Girard Estate Facilities Leasing), 0.45%, 4/07/09	6,700	6,700,000
(Henry H. Ottens Manufacturing Project),
0.62%, 4/07/09	815	815,000
(Interim House West Project), 0.62%, 4/07/09	1,015	1,015,000
(Lannett Company Inc. Project), 0.62%, 4/07/09	665	665,000
Philadelphia, Pennsylvania, Authority for Industrial
Development, Educational Facilities Revenue Refunding
Bonds (Chestnut Hill College Project), VRDN, Series A,
0.50%, 4/07/09 (a)	4,000	4,000,000
Philadelphia, Pennsylvania, GO, TRAN, Series A,
3.50%, 6/30/09	16,500	16,561,236
Philadelphia, Pennsylvania, Gas Works Revenue Bonds,
VRDN, Fifth Series A-2, 0.40%, 4/07/09 (a)	7,400	7,400,000
Philadelphia, Pennsylvania, Hospitals and Higher
Education Facilities Authority, Hospital Revenue
Refunding Bonds (Children’s Hospital Project), VRDN (a):
Series A, 0.35%, 4/01/09	7,220	7,220,000
Series A, 0.35%, 4/01/09	1,500	1,500,000
Series B, 0.35%, 4/07/09	6,800	6,800,000
Series B, 0.35%, 4/07/09	700	700,000
Pittsburgh, Pennsylvania, School District, GO, BAN,
3.50%, 11/02/09	4,250	4,286,996
Saint Mary Hospital Authority of Bucks County,
Pennsylvania, Revenue Bonds (Catholic Health
Initiatives), VRDN, Series C, 0.32%, 4/07/09 (a)	15,150	15,150,000
Southcentral General Authority, Pennsylvania, Revenue
Bonds (Homewood at Hanover Project), VRDN,
0.59%, 4/07/09 (a)	5,900	5,900,000
University of Pittsburgh, Pennsylvania, The Commonwealth
System of Higher Education, Revenue Refunding Bonds
(University Capital Project), Series B, VRDN, 0.54%,
4/07/09 (a)	5,140	5,140,000

	Par
Municipal Bonds	(000)	Value

Pennsylvania (concluded)

Upper Merion, Pennsylvania, General Authority Lease,
Revenue Refunding Bonds, VRDN, 0.46%, 4/07/09 (a)	$500 $	500,000
Upper Merion, Pennsylvania, Municipal Utility Authority,
Revenue Refunding Bonds, VRDN, 0.46%, 4/07/09 (a)	600	600,000
Venango, Pennsylvania, IDA, TECP:
3%, 4/01/09	13,100	13,100,000
3%, 4/07/09	3,868	3,868,000
Washington County, Pennsylvania, Authority Revenue
Refunding Bonds (University of Pennsylvania), VRDN,
0.20%, 4/07/09 (a)	5,645	5,645,000
York County, Pennsylvania, IDA, Revenue Bonds (495
Leasing Project), VRDN, AMT, 0.72%, 4/07/09 (a)	1,505	1,505,000
		578,863,121

Puerto Rico — 1.4%

Puerto Rico Commonwealth, TRAN, Refunding, Series A3,
3%, 7/30/09	8,000	8,035,568
Total Investments (Cost — $586,898,689*) — 99.4%		586,898,689
Other Assets Less Liabilities — 0.6%		3,339,364
Net Assets — 100.0%		$590,238,053

* Cost for federal income tax purposes.
(a) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.
(b) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c) FSA Insured.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
•Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board
Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of invest-
ments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indica-
tion of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of March 31, 2009 in determin-
ing the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	—
Level 2	$586,898,689
Level 3	—
Total	$586,898,689

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Statements of Assets and Liabilities

	CMA	CMA	CMA
March 31, 2009	Arizona	California	Connecticut

Assets

Investments at value — unaffiliated[1]	$ 163,491,998	$2,910,757,017	$ 604,724,380
Cash	64,035	3,308,682	230,854
Investments sold receivable	—	—	—
Interest receivable	227,057	10,197,618	1,328,680
Prepaid expenses	12,089	202,729	42,614
Capital shares sold receivable	19	1,856	271,690
Other assets	—	—	195
Total assets	163,795,198	2,924,467,902	606,598,413

Liabilities

Investment advisory fees payable	70,272	1,019,485	255,905
Distribution fees payable	23,128	390,031	84,991
Investments purchased payable	—	20,293,882	—
Other affiliates payable	1,677	32,034	6,117
Capital shares redeemed payable	—	—	117
Income dividends payable	—	458	—
Officer’s and Trustees’ fees payable	—	636	129
Other accrued expenses payable	28,312	168,972	50,366
Other liabilities payable	—	—	1,764
Total liabilities	123,389	21,905,498	399,389
Net Assets	$ 163,671,809	$2,902,562,404	$ 606,199,024

Net Assets Consist of

Par value, $0.10 per share, unlimited number of shares authorized[2]	$ 16,374,018	$ 290,197,419	$ 60,608,561
Paid-in capital in excess of par	147,311,001	2,612,340,166	545,589,433
Undistributed net investment income	45	—	—
Accumulated net realized gain (loss)	(13,255)	24,819	1,030
Net Assets, $1.00 net asset value per share	$ 163,671,809	$2,902,562,404	$ 606,199,024
[1] Investments at cost — unaffiliated	$ 163,491,998	$2,910,757,017	$ 604,724,380
[2] Shares issued and outstanding	163,740,180	2,901,974,188	606,085,612

See Notes to Financial Statements.

36 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

CMA	CMA	CMA	CMA	CMA	CMA	CMA	CMA
Florida	Massachusetts	Michigan	New Jersey	New York	North Carolina	Ohio	Pennsylvania

$ 289,475,575	$ 402,278,890	$ 264,003,931	$1,513,905,234	$2,948,847,690	$ 185,186,273	$ 466,785,853	$ 586,898,689
13,861	2,906,060	4,980,695	865,127	107,760	4,694,629	70,670	142,159
—	22,085,778	8,957,128	—	47,637,093	—	75,000	2,500,804
736,963	1,161,068	466,458	7,104,727	11,695,956	575,518	1,460,079	1,065,535
19,844	28,333	25,918	81,509	182,491	17,216	32,762	37,619
—	134	154	1,617	1,184	215	131,694	356
60	—	—	463	—	—	—	266
290,246,303	428,460,263	278,434,284	1,521,958,677	3,008,472,174	190,473,851	468,556,058	590,645,428

108,128	174,793	125,069	567,921	1,051,459	86,411	201,344	251,366
30,502	56,192	36,965	209,721	413,304	27,650	63,511	81,152
—	—	—	6,291,377	—	—	4,633,036	—
3,022	13,399	2,751	13,786	30,186	1,849	4,296	5,922
476	—	20	946	711	—	66	136
—	192	94	—	590	—	—	—
32	85	31	—	321	22	100	129
40,567	39,006	44,633	115,750	182,779	39,927	51,253	68,670
—	—	—	—	—	—	—	—
182,727	283,667	209,563	7,199,501	1,679,350	155,859	4,953,606	407,375
$ 290,063,576	$ 428,176,596	$ 278,224,721	$1,514,759,176	$3,006,792,824	$ 190,317,992	$ 463,602,452	$ 590,238,053

$ 29,006,170	$ 42,815,210	$ 27,833,526	$ 151,465,486	$ 300,686,116	$ 19,034,689	$ 46,338,100	$ 59,034,351
260,849,646	385,361,260	250,434,743	1,363,286,261	2,706,090,946	171,296,832	417,258,558	531,246,356
207,760	—	—	—	489	—	238	—
—	126	(43,548)	7,429	15,273	(13,529)	5,556	(42,654)
$ 290,063,576	$ 428,176,596	$ 278,224,721	$1,514,759,176	$3,006,792,824	$ 190,317,992	$ 463,602,452	$ 590,238,053
$ 289,475,575	$ 402,278,890	$ 264,003,931	$1,513,905,234	$2,948,847,690	$ 185,186,273	$ 466,785,853	$ 586,898,689
290,061,700	428,152,104	278,335,261	1,514,654,858	3,006,861,156	190,346,886	463,380,999	590,343,505

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Statements of Operations

	CMA	CMA	CMA
Year Ended March 31, 2009	Arizona	California	Connecticut

Investment Income

Income	$ 3,422,056	$ 61,212,012	$ 11,355,862

Expenses

Investment advisory	927,492	14,156,971	3,152,592
Distribution	226,138	4,202,154	810,683
Accounting services	54,765	402,926	130,528
Federal insurance	40,815	790,074	141,973
Professional	32,794	68,882	39,666
Registration	25,442	57,333	23,653
Officer and Trustees	18,919	60,293	24,648
Transfer agent	18,400	310,221	57,707
Custodian	7,796	85,200	18,827
Printing	3,187	54,504	9,968
Miscellaneous	23,035	86,331	30,180
Total expenses	1,378,783	20,274,889	4,440,425
Less fees waived by advisor	(3,065)	—	—
Less distribution fees waived	(22,293)	(1,968)	(18,283)
Less fees paid indirectly	(169)	—	(68)
Total expenses after fees waived and paid indirectly	1,353,256	20,272,921	4,422,074
Net investment income	2,068,800	40,939,091	6,933,788

Realized Gain (Loss)

Net realized gain (loss) from investments	—	129,562	73,491
Net Increase in Net Assets Resulting from Operations	$ 2,068,800	$ 41,068,653	$ 7,007,279

See Notes to Financial Statements.

38 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

CMA	CMA	CMA	CMA	CMA	CMA	CMA	CMA
Florida	Massachusetts	Michigan	New Jersey	New York	North Carolina	Ohio	Pennsylvania

$ 5,997,853	$ 7,735,955	$ 5,741,791	$ 29,991,657	$ 58,381,596	$ 4,023,627	$ 9,609,548	$ 11,786,144

1,696,057	2,208,869	1,535,789	6,868,163	13,672,285	1,076,533	2,368,639	3,155,468
325,721	548,460	357,911	1,935,642	4,141,667	266,643	583,121	769,792
78,173	97,205	74,373	254,773	393,127	59,032	101,561	131,453
59,004	96,620	60,521	338,079	698,099	39,124	98,079	132,070
44,835	57,881	54,952	53,799	72,922	44,578	37,977	49,764
29,103	25,222	25,573	26,867	47,403	19,736	31,341	25,427
20,719	22,184	20,490	35,670	56,764	19,386	22,387	24,671
33,844	63,488	40,481	165,722	360,942	33,110	62,539	86,169
13,834	14,171	11,131	45,179	83,749	8,568	16,495	21,857
5,307	6,973	5,003	24,019	48,897	3,561	7,085	9,865
32,030	29,063	32,269	52,179	97,444	25,831	43,321	48,039
2,338,627	3,170,136	2,218,493	9,800,092	19,673,299	1,596,102	3,372,545	4,454,575
(2,743)	—	—	—	—	—	—	—
(23,999)	(522)	—	—	(4,520)	—	—	(2,715)
(456)	(18)	(144)	—	(848)	(188)	(309)	(306)
2,311,429	3,169,596	2,218,349	9,800,092	19,667,931	1,595,914	3,372,236	4,451,554
3,686,424	4,566,359	3,523,442	20,191,565	38,713,665	2,427,713	6,237,312	7,334,590

15,692	24,590	23,611	11,176	266,560	(12,323)	176,203	80,504
$ 3,702,116	$ 4,590,949	$ 3,547,053	$ 20,202,741	$ 38,980,225	$ 2,415,390	$ 6,413,515	$ 7,415,094

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Statements of Changes in Net Assets

	CMA Arizona		CMA California
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2009	2008	2009	2008
Operations
Net investment income	$ 2,068,800	$ 5,328,863	$ 40,939,091	$ 94,881,661
Net realized gain (loss)	—	7,374	129,562	1,046,322
Net increase in net assets resulting from operations	2,068,800	5,336,237	41,068,653	95,927,983

Dividends and Distributions to Shareholders From
Net investment income	(2,068,800)	(5,328,863)	(40,939,091)	(94,881,661)
Net realized gain	—	—	—	(216,725)
Decrease in net assets resulting from dividends and distributions to shareholders	(2,068,800)	(5,328,863)	(40,939,091)	(95,098,386)

Capital Share Transactions
Net proceeds from sale of shares	943,538,176	1,089,875,930	20,157,762,922	21,053,676,025
Reinvestment of dividends	2,068,800	5,328,809	40,938,672	95,097,346
Cost of shares redeemed	(986,449,997)	(1,074,138,938)	(21,227,718,525)	(20,592,372,225)
Net increase (decrease) in net assets derived from capital share transactions	(40,843,021)	21,065,801	(1,029,016,931)	556,401,146

Net Assets
Total increase (decrease) in net assets	(40,843,021)	21,073,175	(1,028,887,369)	557,230,743
Beginning of year	204,514,830	183,441,655	3,931,449,773	3,374,219,030
End of year	$ 163,671,809	$ 204,514,830	$ 2,902,562,404	$ 3,931,449,773
End of year undistributed net investment income	$ 45	$ 45	—	—

See Notes to Financial Statements.

40 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

CMA Connecticut		CMA Florida		CMA Massachusetts		CMA Michigan
Year Ended March 31,		Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
2009	2008	2009	2008	2009	2008	2009	2008

$ 6,933,788	$ 16,226,305	$ 3,686,424	$ 8,759,827	$ 4,566,359	$ 11,660,531	$ 3,523,442	$ 8,116,882
73,491	203,706	15,692	(2,806)	24,590	34,943	23,611	21,357
7,007,279	16,430,011	3,702,116	8,757,021	4,590,949	11,695,474	3,547,053	8,138,239

(6,933,788)	(16,226,305)	(3,686,424)	(8,759,827)	(4,566,359)	(11,660,531)	(3,523,442)	(8,116,882)
—	(25,122)	—	—	—	(62,331)	—	—
(6,933,788)	(16,251,427)	(3,686,424)	(8,759,827)	(4,566,359)	(11,722,862)	(3,523,442)	(8,116,882)

3,470,561,671	3,487,123,229	2,879,977,919	2,659,652,272	2,326,904,767	3,143,873,790	1,706,849,517	1,738,807,872
6,933,788	16,251,580	3,686,424	8,759,815	4,566,334	11,722,824	3,523,289	8,116,886
(3,547,717,295)	(3,371,256,277)	(2,966,460,321)	(2,603,654,195)	(2,370,129,382)	(3,092,649,599)	(1,753,383,590)	(1,688,160,329)
(70,221,836)	132,118,532	(82,795,978)	64,757,892	(38,658,281)	62,947,015	(43,010,784)	58,764,429

(70,148,345)	132,297,116	(82,780,286)	64,755,086	(38,633,691)	62,919,627	(42,987,173)	58,785,786
676,347,369	544,050,253	372,843,862	308,088,776	466,810,287	403,890,660	321,211,894	262,426,108
$ 606,199,024	$ 676,347,369	$ 290,063,576	$ 372,843,862	$ 428,176,596	$ 466,810,287	$ 278,224,721	$ 321,211,894
—	—	$ 207,760	$ 207,760	—	—	—	—

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Statements of Changes in Net Assets (concluded)

	CMA New Jersey
	Year Ended March 31,
Increase (Decrease) in Net Assets:	2009	2008
Operations
Net investment income	$ 20,191,565	$ 39,991,749
Net realized gain (loss)	11,176	301,006
Net increase in net assets resulting from operations	20,202,741	40,292,755

Dividends and Distributions to Shareholders From
Net investment income	(20,191,565)	(39,991,749)
Net realized gain	(107,510)	—
Decrease in net assets resulting from dividends and distributions to shareholders	(20,299,075)	(39,991,749)

Capital Share Transactions
Net proceeds from sale of shares	7,472,756,484	7,281,359,614
Reinvestment of dividends	20,298,648	39,992,701
Cost of shares redeemed	(7,749,888,517)	(6,892,046,084)
Net increase (decrease) in net assets derived from capital share transactions	(256,833,385)	429,306,231

Net Assets
Total increase (decrease) in net assets	(256,929,719)	429,607,237
Beginning of year	1,771,688,895	1,342,081,658
End of year	$1,514,759,176	$1,771,688,895
End of year undistributed net investment income	—	—

See Notes to Financial Statements.

42 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

CMA New York		CMA North Carolina		CMA Ohio		CMA Pennsylvania
Year Ended March 31,		Year Ended March 31,		Year Ended March 31,		Year Ended March 31,
2009	2008	2009	2008	2009	2008	2009	2008

$ 38,713,665	$ 87,947,719	$ 2,427,713	$ 5,956,485	$ 6,237,312	$ 11,012,330	$ 7,334,590	$ 15,887,463
266,560	247,969	(12,323)	(340)	176,203	45,250	80,504	4,591
38,980,225	88,195,688	2,415,390	5,956,145	6,413,515	11,057,580	7,415,094	15,892,054

(38,713,665)	(87,947,719)	(2,427,713)	(5,956,485)	(6,237,312)	(11,012,330)	(7,334,590)	(15,887,463)
—	(198,331)	—	—	—	(6,304)	—	—
(38,713,665)	(88,146,050)	(2,427,713)	(5,956,485)	(6,237,312)	(11,018,634)	(7,334,590)	(15,887,463)

14,495,523,989	18,185,007,725	1,083,441,883	1,015,685,337	1,964,102,203	1,819,200,452	4,201,584,373	4,189,533,980
38,712,677	88,145,520	2,427,638	5,956,620	6,237,312	11,018,412	7,334,590	15,890,649
(15,172,553,352)	(17,464,064,444)	(1,172,216,081)	(944,342,476)	(1,987,835,453)	(1,727,796,401)	(4,286,113,025)	(4,053,826,927)
(638,316,686)	809,088,801	(86,346,560)	77,299,481	(17,495,938)	102,422,463	(77,194,062)	151,597,702

(638,050,126)	809,138,439	(86,358,883)	77,299,141	(17,319,735)	102,461,409	(77,113,558)	151,602,293
3,644,842,950	2,835,704,511	276,676,875	199,377,734	480,922,187	378,460,778	667,351,611	515,749,318
$ 3,006,792,824	$3,644,842,950	$ 190,317,992	$ 276,676,875	$ 463,602,452	$ 480,922,187	$ 590,238,053	$ 667,351,611
$ 489	—	—	—	$ 238	—	—	—

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Financial Highlights			CMA Arizona Municipal Money Fund

		Year Ended March 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00
Net investment income	0.0111	0.0278	0.0288	0.0211	0.0077
Net realized gain (loss)	—	0.0000	(0.0000)	(0.0000)	(0.0000)
Net increase from investment operations	0.0111	0.0278	0.0288	0.0211	0.0077
Dividends from net investment income	(0.0111)	(0.0278)	(0.0288)	(0.0211)	(0.0077)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.11%	2.82%	2.91%	2.13%	0.77%

Ratios to Average Net Assets
Total expenses after waiver and fees paid indirectly	0.73%	0.72%	0.73%	0.72%	0.74%
Total expenses	0.74%	0.72%	0.73%	0.72%	0.74%
Net investment income	1.12%	2.75%	2.89%	2.11%	0.78%

Supplemental Data
Net assets, end of year (000)	$ 163,672	$ 204,515	$ 183,442	$169,647	$168,983

Financial Highlights			CMA California Municipal Money Fund

		Year Ended March 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00
Net investment income	0.0112	0.0286	0.0295	0.0212	0.0089
Net realized gain (loss)	0.0000	0.0003	0.0002	(0.0001)	0.0001
Net increase from investment operations	0.0112	0.0289	0.0297	0.0211	0.0090
Dividends and distributions from:
Net investment income	(0.0112)	(0.0286)	(0.0295)	(0.0212)	(0.0089)
Net realized gain	—	(0.0001)	(0.0000)	—	—
Total dividends and distributions	(0.0112)	(0.0287)	(0.0295)	(0.0212)	(0.0089)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.12%	2.90%	2.99%	2.14%	0.89%

Ratios to Average Net Assets
Total expenses after waiver	0.57%	0.55%	0.57%	0.57%	0.57%
Total expenses	0.57%	0.55%	0.57%	0.57%	0.57%
Net investment income	1.16%	2.82%	2.96%	2.12%	0.90%

Supplemental Data
Net assets, end of year (000)	$ 2,902,562	$ 3,931,450	$ 3,374,219	$ 2,693,459	$ 2,395,426

See Notes to Financial Statements.

44 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Financial Highlights (continued)			CMA Connecticut Municipal Money Fund

		Year Ended March 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0107	0.0272	0.0284	0.0203	0.0073
Net realized gain (loss)	0.0001	0.0003	(0.0000)	(0.0000)	(0.0001)
Net increase from investment operations	0.0108	0.0275	0.0284	0.0203	0.0072
Dividends and distributions from:
Net investment income	(0.0107)	(0.0272)	(0.0284)	(0.0203)	(0.0073)
Net realized gain	—	(0.0000)	—	—	(0.0000)
Total dividends and distributions	(0.0107)	(0.0272)	(0.0284)	(0.0203)	(0.0073)
Net asset value, end of year	$ 1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.08%	2.75%	2.87%	2.05%	0.74%

Ratios to Average Net Assets
Total expenses after waiver and fees paid indirectly	0.68%	0.67%	0.68%	0.68%	0.67%
Total expenses	0.68%	0.67%	0.68%	0.68%	0.67%
Net investment income	1.06%	2.68%	2.85%	2.03%	0.72%

Supplemental Data
Net assets, end of year (000)	$ 606,199	$676,347	$544,050	$510,151	$519,765

Financial Highlights			CMA Florida Municipal Money Fund

					Period
				November 15, 2005[1]
		Year Ended March 31,			to March 31,
		2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period		$1.00	$1.00	$1.00	$1.00
Net investment income		0.0107	0.0277	0.0288	0.0094
Net realized gain (loss)		0.0000	(0.0000)	(0.0000)	0.0000
Net increase from investment operations		0.0107	0.0277	0.0288	0.0094
Dividends and distributions from:
Net investment income		(0.0107)	(0.0277)	(0.0288)	(0.0094)
Net realized gain		—	—	(0.0000)	—
Total dividends and distributions		(0.0107)	(0.0277)	(0.0288)	(0.0094)
Net asset value, end of period		$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value		1.08%	2.80%	2.90%	0.94%[2]

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly		0.68%	0.69%	0.70%	0.58%[3]
Total expenses		0.69%	0.69%	0.71%	0.72%[3]
Net investment income		1.09%	2.74%	2.88%	2.55%[3]

Supplemental Data
Net assets, end of period (000)		$290,064	$372,844	$308,089	$472,295

1 Commencement of Operations.
2 Aggregate total investment return.
3 Annualized.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Financial Highlights (continued)		CMA Massachusetts Municipal Money Fund

		Year Ended March 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0103	0.0272	0.0286	0.0202	0.0075
Net realized gain (loss)	0.0001	0.0001	0.0001	—	(0.0000)
Net increase from investment operations	0.0104	0.0273	0.0287	0.0202	0.0075
Dividends and distributions from:
Net investment income	(0.0103)	(0.0272)	(0.0286)	(0.0202)	(0.0075)
Net realized gain	—	(0.0001)	—	—	(0.0001)
Total dividends and distributions	(0.0103)	(0.0273)	(0.0286)	(0.0202)	(0.0076)
Net asset value, end of year	$ 1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.03%	2.76%	2.89%	2.04%	0.76%

Ratios to Average Net Assets
Total expenses after waivers and fees paid indirectly	0.72%	0.70%	0.69%	0.70%	0.71%
Total expenses	0.72%	0.70%	0.69%	0.70%	0.71%
Net investment income	1.03%	2.68%	2.87%	2.03%	0.74%

Supplemental Data
Net assets, end of year (000)	$ 428,177	$466,810	$403,891	$345,065	$345,043

Financial Highlights			CMA Michigan Municipal Money Fund

		Year Ended March 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0115	0.0281	0.0293	0.0207	0.0082
Net realized gain (loss)	0.0001	0.0001	0.0000	(0.0003)	(0.0000)
Net increase from investment operations	0.0116	0.0282	0.0293	0.0204	0.0082
Dividends from net investment income	(0.0115)	(0.0281)	(0.0293)	(0.0207)	(0.0082)
Net asset value, end of year	$ 1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.16%	2.84%	2.95%	2.09%	0.82%

Ratios to Average Net Assets
Total expenses after fees paid indirectly	0.72%	0.71%	0.71%	0.70%	0.70%
Total expenses	0.72%	0.71%	0.71%	0.70%	0.70%
Net investment income	1.15%	2.78%	2.93%	2.06%	0.80%

Supplemental Data
Net assets, end of year (000)	$ 278,225	$321,212	$262,426	$283,669	$271,421

See Notes to Financial Statements.

46 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Financial Highlights (continued)			CMA New Jersey Municipal Money Fund

		Year Ended March 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00
Net investment income	0.0128	0.0278	0.0290	0.0211	0.0082
Net realized gain (loss)	0.0000	0.0002	0.0001	(0.0000)	(0.0001)
Net increase from investment operations	0.0128	0.0280	0.0291	0.0211	0.0081
Dividends and distributions from:
Net investment income	(0.0128)	(0.0278)	(0.0290)	(0.0211)	(0.0082)
Net realized gain	(0.0000)	—	—	—	(0.0000)
Total dividends and distributions	(0.0128)	(0.0278)	(0.0290)	(0.0211)	(0.0082)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.29%	2.81%	2.93%	2.14%	0.83%

Ratios to Average Net Assets
Total expenses	0.61%	0.60%	0.62%	0.63%	0.63%
Net investment income	1.26%	2.71%	2.92%	2.12%	0.81%

Supplemental Data
Net assets, end of year (000)	$ 1,514,759	$ 1,771,689	$ 1,342,082	$ 1,103,796	$ 1,027,382

Financial Highlights			CMA New York Municipal Money Fund

		Year Ended March 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00
Net investment income	0.0114	0.0284	0.0298	0.0213	0.0087
Net realized gain (loss)	0.0001	0.0001	0.0002	(0.0001)	(0.0001)
Net increase from investment operations	0.0115	0.0285	0.0300	0.0212	0.0086
Dividends and distributions from:
Net investment income	(0.0114)	(0.0284)	(0.0298)	(0.0213)	(0.0087)
Net realized gain	—	(0.0001)	(0.0000)	—	(0.0001)
Total dividends and distributions	(0.0114)	(0.0285)	(0.0298)	(0.0213)	(0.0088)
Net asset value, end of year	$ 1.00	$ 1.00	$ 1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.15%	2.87%	3.01%	2.15%	0.88%

Ratios to Average Net Assets
Total expenses after waiver and fees paid indirectly	0.58%	0.56%	0.57%	0.58%	0.58%
Total expenses	0.58%	0.56%	0.57%	0.58%	0.58%
Net investment income	1.13%	2.77%	2.99%	2.14%	0.86%

Supplemental Data
Net assets, end of year (000)	$ 3,006,793	$ 3,644,843	$ 2,835,705	$ 2,510,821	$ 2,312,666

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Financial Highlights (continued)			CMA North Carolina Municipal Money Fund

		Year Ended March 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0114	0.0276	0.0288	0.0185	0.0074
Net realized gain (loss)	(0.0001)	(0.0000)	0.0000	0.0000	(0.0000)
Net increase from investment operations	0.0113	0.0276	0.0288	0.0185	0.0074
Dividends and distributions from:
Net investment income	(0.0114)	(0.0276)	(0.0288)	(0.0185)	(0.0074)
Net realized gain	—	—	—	—	(0.0001)
Total dividends and distributions	(0.0114)	(0.0276)	(0.0288)	(0.0185)	(0.0075)
Net asset value, end of year	$ 1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.15%	2.79%	2.90%	2.08%	0.75%

Ratios to Average Net Assets
Total expenses after fees paid indirectly	0.74%	0.72%	0.73%	0.72%	0.72%
Total expenses	0.74%	0.72%	0.73%	0.72%	0.72%
Net investment income	1.13%	2.70%	2.88%	2.06%	0.72%

Supplemental Data
Net assets, end of year (000)	$ 190,318	$276,677	$199,378	$203,180	$202,597

Financial Highlights			CMA Ohio Municipal Money Fund

		Year Ended March 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0136	0.0279	0.0287	0.0204	0.0078
Net realized gain	0.0004	0.0001	0.0000	0.0000	—
Net increase from investment operations	0.0140	0.0280	0.0287	0.0204	0.0078
Dividends and distributions from:
Net investment income	(0.0136)	(0.0279)	(0.0287)	(0.0204)	(0.0078)
Net realized gain	—	(0.0000)	(0.0000)	(0.0000)	—
Total dividends and distributions	(0.0136)	(0.0279)	(0.0287)	(0.0204)	(0.0078)
Net asset value, end of year	$ 1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return
Based on net asset value	1.37%	2.83%	2.90%	2.07%	0.78%

Ratios to Average Net Assets
Total expenses after fees paid indirectly	0.71%	0.69%	0.70%	0.70%	0.70%
Total expenses	0.71%	0.69%	0.70%	0.70%	0.70%
Net investment income	1.32%	2.73%	2.88%	2.04%	0.77%

Supplemental Data
Net assets, end of year (000)	$ 463,602	$480,922	$378,461	$327,056	$379,307

See Notes to Financial Statements.

48 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Financial Highlights (concluded)			CMA Pennsylvania Municipal Money Fund
		Year Ended March 31,
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 1.00	$1.00	$ 1.00	$1.00	$1.00
Net investment income	0.0111	0.0277	0.0292	0.0208	0.0080
Net realized gain (loss)	0.0001	0.0000	(0.0000)	(0.0002)	0.0000
Net increase from investment operations	0.0112	0.0277	0.0292	0.0206	0.0080
Dividends from net investment income	(0.0111)	(0.0277)	(0.0292)	(0.0208)	(0.0080)
Net asset value, end of year	$ 1.00	$1.00	$ 1.00	$1.00	$1.00
Total Investment Return
Based on net asset value	1.12%	2.80%	2.95%	2.11%	0.80%
Ratios to Average Net Assets
Total expenses after waiver and fees paid indirectly	0.68%	0.67%	0.69%	0.69%	0.69%
Total expenses	0.68%	0.67%	0.69%	0.69%	0.69%
Net investment income	1.12%	2.72%	2.93%	2.09%	0.79%
Supplemental Data
Net assets, end of year (000)	$ 590,238	$667,352	$ 515,749	$497,912	$454,881

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

CMA Arizona Municipal Money Fund (“CMA Arizona”), CMA California
Municipal Money Fund (“CMA California”), CMA Connecticut Municipal
Money Fund (“CMA Connecticut”), CMA Florida Municipal Money Fund
(“CMA Florida”), CMA Massachusetts Municipal Money Fund (“CMA
Massachusetts”), CMA Michigan Municipal Money Fund (“CMA Michigan”),
CMA New Jersey Municipal Money Fund (“CMA New Jersey”), CMA New York
Municipal Money Fund (“CMA New York”), CMA North Carolina Municipal
Money Fund (“CMA North Carolina”), CMA Ohio Municipal Money Fund
(“CMA Ohio”) and CMA Pennsylvania Municipal Money Fund (“CMA
Pennsylvania”) (collectively, the “Funds”) are part of CMA Multi-State
Municipal Series Trust (the “Trust”). The Trust is organized as a Massachusetts business trust. The Funds are registered under the Investment Company
Act of 1940, as amended (the “1940 Act”), as non-diversified, open-end management investment companies. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: The Funds’ securities are valued under the amor-
tized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. The
Funds seeks to maintain the net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Funds amortize all premiums and discounts on debt securities.

Dividends and Distributions to Shareholders: Dividends from net invest-
ment income are declared and reinvested daily and paid monthly.
Distributions of realized gains, if any, are recorded on the ex-dividend date.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Funds’ US federal tax returns remains open for the four years ended March 31, 2009. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”) was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Funds are charged to that Fund.
Other operating expenses shared by several funds are pro-rated among the funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Trust, on behalf of each of the Funds, entered into separate Investment
Advisory Agreements with BlackRock Advisors, LLC (the “Advisor”), an indi-
rect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. The PNC Financial Services Group,
Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc. (“Merrill
Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Funds under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of
Merrill Lynch’s ownership interest of BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. For such services, each
Fund pays the Advisor a monthly fee based on the average daily value of the Fund’s net assets at the following annual rates:

Portion of average daily value of net assets:	Rate

Not exceeding $500 million	0.500%
In excess of $500 million but not exceeding $1 billion	0.425%
In excess of $1 billion	0.375%

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the Advisor, with respect to each Fund under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Fund to the Advisor.

For the year ended March 31, 2009, the Funds reimbursed the Advisor the following amounts for certain accounting services, which are included in accounting services in the Statements of Operations:

Accounting
Services

CMA Arizona	$3,320
CMA California	$62,412
CMA Connecticut	$11,443
CMA Florida	$5,815
CMA Massachusetts	$7,737
CMA Michigan	$5,356
CMA New Jersey	$28,125
CMA New York	$60,060
CMA North Carolina	$3,728
CMA Ohio	$8,246
CMA Pennsylvania	$11,536

50 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Notes to Financial Statements (continued)

Effective October 1, 2008, the Trust, on behalf of the Funds, entered in a Distribution Agreement and a Shareholder Servicing and Distribution
Plan (the “Distribution Plan”) with BlackRock Investments, LLC (“BIL”), which replaced Merrill Lynch, Pierce, Fenner & Smith Incorporated
(“MLPF&S”) (collectively, the “Distributor”) as the sole distributor of the
Funds. MLPF&S is a wholly owned subsidiary of Merrill Lynch. BIL is an affiliate of BlackRock. The distribution fees did not change as a result of the transaction.

Pursuant to the Distribution Plan adopted by the Trust on behalf of the
Funds in accordance with Rule 12b-1 under the 1940 Act, each Fund pays the Distributor a distribution fee. The fee is accrued daily and paid monthly at an annual rate of 0.125% of each Fund’s average daily net assets.

The Advisor and the Distributor voluntarily agreed to waive their respective advisory and distribution fees and reimburse operating expenses to enable the Funds to maintain a minimum daily net investment income dividend.
These amounts are shown as fees waived by advisor and distribution fees waived in the Statements of Operations. The Advisor and the Distributor
may discontinue the waiver or reimbursement at any time.

Financial Data Services, Inc. (“FDS”), a wholly-owned subsidiary of
Merrill Lynch, serves as transfer agent. Interest is earned by the Funds from FDS based on the difference, if any, between estimated and actual daily share activity, which results in uninvested net proceeds from sales of the Funds’ shares.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances, which are shown on the Statements of Operations as fees paid indirectly.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates. The Funds reimburse the Advisor for compensation paid to the Trust’s Chief Compliance Officer.

3. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market
(market risk) or failure of the issuer of a security to meet all its obligations
(credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctua-
tions. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the
Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities.

4. Capital Share Transactions:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in
Net Assets with respect to net proceeds from sale of shares, reinvestment of dividends and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

5. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United
States of America require that certain components of net assets be ad-
justed to reflect permanent differences between financial and tax reporting.
The following permanent differences as of March 31, 2009 attributable to the expiration of capital loss carryforwards, the use of equalization and non-deductible expenses were reclassified to the following accounts:

	CMA	CMA	CMA
	Arizona	California	Connecticut
Paid-in capital in excess of par	$(25,753)	$938,612	$186,716
Accumulated net realized gain (loss)	$25,753	$(938,612)	$(186,716)

		CMA	CMA
		Florida	Massachusetts
Paid-in capital in excess of par		$1,876	$24,464
Accumulated net realized gain (loss)		$(1,876)	$(24,464)

		CMA	CMA
		New Jersey	New York
Paid-in capital in excess of par		$97,217	$324,141
Undistributed net investment income		—	489
Accumulated net realized gain (loss)		$(97,217)	$(324,630)

			CMA
			Ohio
Paid-in capital in excess of par			$215,659
Undistributed net investment income			$238
Accumulated net realized gain (loss)			$(215,897)

The tax character of distributions paid during the years ended March 31,
2009 and March 31, 2008 were as follows:

	CMA	CMA	CMA
	Arizona	California	Connecticut
Tax-exempt income
03/31/2009	$ 2,068,800	$40,938,566	$6,933,536
03/31/2008	$ 5,328,863	$94,881,661	$16,226,305
Ordinary income
03/31/2009	—	$ 105,268	$40,192
03/31/2008	—	$ 127,272	—
Long-term capital gain
03/31/2009	—	$ 832,672	$80,189
03/31/2008	—	$ 89,453	$25,122
Total
03/31/2009	$ 2,068,800	$41,876,506	$7,053,917
03/31/2008	$ 5,328,863	$95,098,386	$16,251,427

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Notes to Financial Statements (concluded)

	CMA	CMA	CMA
	Florida	Massachusetts	Michigan
Tax-exempt income
03/31/2009	$3,686,170	$4,566,359	$ 3,523,442
03/31/2008	$8,759,827	$11,660,531	$ 8,116,882
Ordinary income
03/31/2009	$1,152	—	—
03/31/2008	—	$8,655	—
Long-term capital gain
03/31/2009	$978	$24,464	—
03/31/2008	—	$53,676	—
Total
03/31/2009	$3,688,300	$4,590,823	$ 3,523,442
03/31/2008	$8,759,827	$11,722,862	$ 8,116,882

	CMA	CMA	CMA
	New Jersey	New York	North Carolina
Tax-exempt income
03/31/2009	$20,191,481	$38,692,201	$ 2,427,713
03/31/2008	$39,991,749	$87,947,719	$ 5,956,485
Ordinary income
03/31/2009	$86,005	$65,806	—
03/31/2008	—	$10,206	—
Long-term capital gain
03/31/2009	$118,806	$250,319	—
03/31/2008	—	$188,125	—
Total
03/31/2009	$20,396,292	$39,008,326	$ 2,427,713
03/31/2008	$39,991,749	$88,146,050	$ 5,956,485

		CMA	CMA
		Ohio	Pennsylvania
Tax-exempt income
03/31/2009		$6,236,874	$ 7,334,590
03/31/2008		$11,012,330	$15,887,463
Ordinary income
03/31/2009		$33,206	—
03/31/2008		—	—
Long-term capital gain
03/31/2009		$183,129	—
03/31/2008		$6,304	—
Total
03/31/2009		$6,453,209	$ 7,334,590
03/31/2008		$11,018,634	$15,887,463

As of March 31, 2009, the tax components of accumulated earnings
(losses) were as follows:

	CMA	CMA	CMA
	Arizona	California	Connecticut
Undistributed tax-exempt income	$45	—	—
Undistributed net ordinary income	—	$24,819	$343
Undistributed net long term gains or
capital loss carryforwards	$(13,255)	—	$687
Total Undistributed (Accumulated)
Net Earnings (Losses)	$(13,210)	$24,819	$1,030

	CMA	CMA	CMA
	Florida	Massachusetts	Michigan
Undistributed tax-exempt income	$207,760	—	—
Undistributed net ordinary income	—	—	—
Undistributed net long term gains or
capital loss carryforwards	—	$126	$(43,548)
Total Undistributed (Accumulated)
Net Earnings (Losses)	$207,760	$126	$(43,548)

	CMA	CMA	CMA
	New Jersey	New York	North Carolina
Undistributed tax-exempt income	—	$489	—
Undistributed net ordinary income	—	$2,299	—
Undistributed net long term gains
or capital loss carryforwards	$7,429	$12,974	$(13,529)
Total Undistributed (Accumulated)
Net Earnings (Losses)	$7,429	$15,762	$(13,529)

		CMA	CMA
		Ohio	Pennsylvania
Undistributed tax-exempt income		$238	—
Undistributed net ordinary income		$615	—
Undistributed net long term gains or
capital loss carryforwards		$3,439	$(42,654)
Net unrealized gains*		$1,502	—
Total Undistributed (Accumulated) Net
Earnings (Losses)		$5,794	$(42,654)

* The difference between book-basis and tax-basis unrealized gains is attributable to the difference between book and tax amortization methods for premiums and dis-
counts on fixed income securities.

As of March 31, 2009, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

	CMA	CMA	CMA	CMA
Expires March 31,	Arizona	Michigan	North Carolina	Pennsylvania
2009	—	—	—	—
2010	—	—	—	—
2013	$ 789	—	$ 866	—
2014	$ 3,372	$ 5,729	—	—
2015	$ 9,094	$ 37,819	—	$ 42,654
2016	—	—	$ 340	—
2017	—	—	$ 12,323	—
Total	$ 13,255	$ 43,548	$ 13,529	$ 42,654

6. Federal Insurance:

The Funds participate in the US Treasury Department’s Temporary
Guarantee Program for Money Market Funds (the “Program”). As a result of the Funds’ participation in the Program, in the event a Fund’s net asset value falls below $0.995 per share, shareholders in that Fund will have federal insurance of $1.00 per share up to the lesser of shareholders’
balances in the Fund as of the close of business on September 19, 2008, or the remaining balances of such shareholder accounts as of the date the guarantee is triggered. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19, 2008 and any future investments after a shareholder has closed their account will not be guaranteed. As a participant of the Program, which expires
September 18, 2009, each Fund paid a participation fee of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03%
for the period December 19, 2008 through September 18, 2009 of the
Funds’ shares outstanding value as of September 19, 2008. The participa-
tion fee for the period September 19, 2008 to March 31, 2009 is included in federal insurance on the Statements of Operations.

52 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
CMA Multi-State Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CMA Multi-State Municipal
Series Trust (the “Trust”) comprising of CMA Arizona Municipal Money Fund,
CMA California Municipal Money Fund, CMA Connecticut Municipal Money
Fund, CMA Florida Municipal Money Fund, CMA Massachusetts Municipal
Money Fund, CMA Michigan Municipal Money Fund, CMA New Jersey
Municipal Money Fund, CMA New York Municipal Money Fund, CMA North
Carolina Municipal Money Fund, CMA Ohio Municipal Money Fund and
CMA Pennsylvania Municipal Money Fund (collectively, the “Funds”) as of
March 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.
Our audits included consideration of internal control over financial report-

ing as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accord-
ingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the finan-
cial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting CMA Multi-State Municipal Series Trust as of March 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United
States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 21, 2009

Important Tax Information (Unaudited)

All of the net investment income distributions paid by each of the Funds of the CMA Multi-State Municipal Series Trust during the taxable year ended March 31, 2009 qualify as tax-exempt interest dividends for
Federal income tax purposes.

Additionally, CMA New Jersey Municipal Money Fund paid a taxable ordi-
nary income distribution of $0.0000317 per share and a long term capital gain distribution of $0.00000425 per share to shareholders of record on
December 8, 2008.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Officers and Trustees

Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	Trust	a Trustee[2]	Principal Occupation(s) During Past 5 Years	Overseen	Trusteeships

Non-Interested Trustees[1]
Ronald W. Forbes	Co-Chair of	Since	Professor Emeritus of Finance, School of Business, State University of New York	34 Funds	None
40 East 52nd Street	the Board	1988	at Albany since 2000.	81 Portfolios
New York, NY 10022	of Trustees
1940	and Trustee
Rodney D. Johnson	Co-Chair of	Since	President, Fairmount Capital Advisors, Inc. since 1987; Director, Fox Chase	34 Funds	None
40 East 52nd Street	the Board	2007	Cancer Center since 2002; Member of the Archdiocesan Investment Committee	81 Portfolios
New York, NY 10022	of Trustees		of the Archdiocese of Philadelphia since 2003; Director, The Committee of Seventy
1941	and Trustee		(civic) since 2006.
David O. Beim	Trustee	Since	Professor of Finance and Economics at the Columbia University Graduate	34 Funds	None
40 East 52nd Street		2007	School of Business since 1991; Trustee, Phillips Exeter Academy since 2002;	81 Portfolios
New York, NY 10022			Formerly Chairman, Wave Hill Inc. (public garden and cultural center) from 1990
1940			to 2006.
Dr. Matina Horner	Trustee	Since	Formerly Executive Vice President of Teachers Insurance and Annuity Association	34 Funds	NSTAR
40 East 52nd Street		2007	and College Retirement Equities Fund from 1989 to 2003.	81 Portfolios	(electric and
New York, NY 10022					gas utility)
1939
Herbert I. London	Trustee and	Since	Professor Emeritus, New York University since 2005; John M. Olin Professor of	34 Funds	AIMS Worldwide,
40 East 52nd Street	Member of	2007	Humanities, New York University from 1993 to 2005 and Professor thereof from	81 Portfolios	Inc. (marketing)
New York, NY 10022	the Audit		1980 to 2005; President, Hudson Institute (policy research organization) since
1939	Committee		1997 and Trustee thereof since 1980; Chairman of the Board of Trustees for
Grantham University since 2006; Director, InnoCentive, Inc. (strategic solutions company) since 2005; Director, Cerego, LLC (software development and design)
since 2005.

Cynthia A. Montgomery	Trustee	Since	Professor, Harvard Business School since 1989; Director, Harvard Business	34 Funds	Newell
40 East 52nd Street		1994	School Publishing since 2005; Director, McLean Hospital since 2005.	81 Portfolios	Rubbermaid, Inc.
New York, NY 10022					(manufacturing)
1952
Joseph P. Platt, Jr.	Trustee	Since	Director, The West Penn Allegheny Health System (a not-for-profit health system)	34 Funds	Greenlight
40 East 52nd Street		2007	since 2008; Director, Jones and Brown (Canadian insurance broker) since 1998;	81 Portfolios	Capital Re, Ltd
New York, NY 10022			General Partner, Thorn Partners, LP (private investment) since 1998; Formerly		(reinsurance
1947			Partner, Amarna Corporation, LLC (private investment company) from 2002		company)
to 2008.

Robert C. Robb, Jr.	Trustee	Since	Partner, Lewis, Eckert, Robb and Company (management and financial consulting	34 Funds	None
40 East 52nd Street		2007	firm) since 1981.	81 Portfolios
New York, NY 10022
1945

54 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Officers and Trustees (continued)

Number of
		Length of		BlackRock-
	Position(s)	Time		Advised Funds
Name, Address	Held with	Served as		and Portfolios	Public
and Year of Birth	Trust	a Trustee[2]	Principal Occupation(s) During Past 5 Years	Overseen	Trusteeships

Non-Interested Trustees[1] (concluded)
Toby Rosenblatt	Trustee	Since	President, Founders Investments Ltd. (private investments) since 1999; Director,	34 Funds	A.P. Pharma, Inc.
40 East 52nd Street		2007	Forward Management, LLC since 2007; Director, The James Irvine Foundation	81 Portfolios	(specialty
New York, NY 10022			(philanthropic foundation) since 1997; Formerly Trustee, State Street Research		pharmaceuticals)
1945			Mutual Funds from 1990 to 2005; Formerly, Trustee, Metropolitan Series Funds, Inc.
from 2001 to 2005.

Kenneth L. Urish	Chair of	Since	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and	34 Funds	None
40 East 52nd Street	the Audit	2007	consultants) since 1976; Member of External Advisory Board, The Pennsylvania	81 Portfolios
New York, NY 10022	Committee		State University Accounting Department since 2001; Trustee, The Holy Family
1951	and Trustee		Foundation since 2001; Committee Member, Professional Ethics Committee of
the Pennsylvania Institute of Certified Public Accountants since 2007; Formerly
President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to
2008; Formerly Director, Inter-Tel from 2006 to 2007.

Frederick W. Winter	Trustee and	Since	Professor and Dean Emeritus of the Joseph M. Katz School of Business, University	34 Funds	None
40 East 52nd Street	Member of	2007	of Pittsburgh since 2005 and Dean thereof from 1997 to 2005; Director, Alkon	81 Portfolios
New York, NY 10022	the Audit		Corporation (pneumatics) since 1992; Director, Tippman Sports (recreation) since
1945	Committee		2005; Formerly Director, Indotronix International (IT services) from 2004 to 2008.
[1] Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2] Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy
MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain trustees as joining the Trust’s board in 2007, each trustee first became a member of the board of trustees of other legacy MLIM or legacy
BlackRock Funds as follows: David O. Beim since 1998; Ronald W. Forbes since 1977; Matina Horner since 2004; Rodney D. Johnson since 1995;
Herbert I. London since 1987; Cynthia A. Montgomery since 1994; Joseph P. Platt since 1999; Robert C. Robb, Jr. since 1999; Toby Rosenblatt since
2005; Kenneth L. Urish since 1999 and Frederick W. Winter since 1999.

Interested Trustees[1]
Richard S. Davis	Trustee	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief Executive Officer,	175 Funds	None
40 East 52nd Street		2007	State Street Research & Management Company from 2000 to 2005; Formerly	286 Portfolios
New York, NY 10022			Chairman of the Board of Trustees, State Street Research Mutual Funds from
1945			2000 to 2005; Formerly Chairman, SSR Realty from 2000 to 2004.
Henry Gabbay	Trustee	Since	Formerly Consultant, BlackRock, Inc. from 2007 to 2008; Formerly Managing	175 Funds	None
40 East 52nd Street		2007	Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer,	286 Portfolios
New York, NY 10022			BlackRock Advisors, LLC from 1998 to 2007; Formerly President of BlackRock
1947			Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and
Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

1 Mr. Davis is an “interested person,” as defined in the Investment Company Act of 1940, of the Trust based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and PNC securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Officers and Trustees (concluded)

Number of
		Length of			BlackRock-
	Position(s)	Time			Advised Funds
Name, Address	Held with	Served as			and Portfolios Public
and Year of Birth	Trust	a Trustee	Principal Occupation(s) During Past 5 Years		Overseen	Trusteeships

Trust Officers[1]
Donald C. Burke	President	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment Managers, L.P.
40 East 52nd Street	and Chief	2007	(“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006; First Vice President thereof from 1997 to 2005; Treasurer
New York, NY 10022	Executive		thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960	Officer
Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2006;
40 East 52nd Street	President	2007	Formerly Head of BlackRock’s Mutual Fund Group from 2000 to 2006.
New York, NY 10022
1962
Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund
40 East 52nd Street	Financial	2007	Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from 1992 to 2006.
New York, NY 10022	Officer
1966
Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM
40 East 52nd Street		2007	advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970
Brian P. Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of
40 East 52nd Street	Compliance	2007	BlackRock, Inc. since 2005; Formerly Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004.
New York, NY 10022	Officer of
1959	the Trust
Howard B. Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly General
40 East 52nd Street		2007	Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.
New York, NY 10022
1965
[1] Officers of the Trust serve at the pleasure of the Board of Trustees.

Fund Address	Custodian		Transfer Agent	Accounting Agent	Independent	Legal Counsel
CMA Multi-State	State Street Bank and		Financial Data	State Street Bank and	Registered Public	Sidley Austin LLP
Municipal Series Trust	Trust Company		Services, Inc.	Trust Company	Accounting Firm	New York, NY 10019
100 Bellevue Parkway	Boston, MA 02101		Jacksonville, FL 32246	Princeton, NJ 08540	Deloitte & Touche LLP
Wilmington, DE 19809					Princeton, NJ 08540

56 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Additional Information

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (“SEC”) for the first and third quar-
ters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us other-
wise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safe-
guarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a con-
sumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

58 CMA MULTI-STATE MUNICIPAL SERIES TRUST

MARCH 31, 2009

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Trust’s current prospectus. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency other than with respect to the Funds’ participation in the US Treasury Department’s Temporary Guarantee
Program for Money Market Funds disclosed in this annual report. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 882-0052. The
Funds’ current seven-day yields more closely reflect the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at
http://www.sec.gov. Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

#CMASTATES-3/09

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal	Fiscal Year	Fiscal	Fiscal	Fiscal Year Fiscal Year Fiscal Year Fiscal Year
Entity Name	Year End	End	Year End Year End		End	End	End	End

CMA Arizona Municipal	$23,200	$23,100	$0	$0	$6,100	$6,100	$733	$749
Money Fund
CMA California
Municipal Money Fund	$26,400	$26,300	$0	$0	$6,100	$6,100	$733	$749

CMA Connecticut	$24,400	$24,300	$0	$0	$6,100	$6,100	$733	$749
Municipal Money Fund
CMA Florida Municipal
Money Fund	$24,400	$24,300	$0	$0	$6,100	$6,100	$733	$749

CMA Massachusetts	$24,400	$24,300	$0	$0	$6,100	$6,100	$733	$749
Municipal Money Fund
CMA Michigan
Municipal Money Fund	$24,400	$24,300	$0	$0	$6,100	$6,100	$733	$749

CMA New Jersey	$26,400	$26,300	$0	$0	$6,100	$6,100	$733	$749
Municipal Money Fund
CMA New York
Municipal Money Fund	$26,400	$26,300	$0	$0	$6,100	$6,100	$733	$749

CMA North Carolina	$23,400	$23,300	$0	$0	$6,100	$6,100	$733	$749
Municipal Money Fund
CMA Ohio Municipal
Money Fund	$23,400	$23,300	$0	$0	$6,100	$6,100	$733	$749

CMA Pennsylvania	$23,400	$23,300	$0	$0	$6,100	$6,100	$733	$749
Municipal Money Fund

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the
Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal	Previous Fiscal
Entity Name	Year End	Year End

CMA Arizona Municipal Money Fund	$414,333	$411,849
CMA California Municipal Money Fund	$414,333	$411,849
CMA Connecticut Municipal Money Fund	$414,333	$411,849
CMA Florida Municipal Money Fund	$414,333	$411,849
CMA Massachusetts Municipal Money Fund	$414,333	$411,849
CMA Michigan Municipal Money Fund	$414,333	$411,849
CMA New Jersey Municipal Money Fund	$414,333	$411,849
CMA New York Municipal Money Fund	$414,333	$411,849
CMA North Carolina Municipal Money Fund	$414,333	$411,849
CMA Ohio Municipal Money Fund	$414,333	$411,849
CMA Pennsylvania Municipal Money Fund	$414,333	$411,849

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $407,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
CMA Multi-State Municipal Series Trust

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
CMA Multi-State Municipal Series Trust

Date: May 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: May 20, 2009